UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-03416

The Calvert Fund

(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Service)

(202) 238-2200

(Registrant’s telephone number)

September 30

Date of Fiscal Year End

March 31, 2021

Date of Reporting Period

Item 1.	Report to Stockholders.

Calvert
Core Bond Fund
Semiannual Report
March 31, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Semiannual Report March 31, 2021
Calvert
Core Bond Fund

Calvert
Core Bond Fund
March 31, 2021
Performance

Portfolio Managers Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/31/2004	12/31/2004	(0.15)%	12.33%	6.72%	6.31%
Class A with 3.75% Maximum Sales Charge	—	—	(3.91)	8.12	5.91	5.91
Class I at NAV	01/30/2015	12/31/2004	(0.08)	12.60	7.07	6.57

Bloomberg Barclays U.S. Aggregate Bond Index	—	—	(2.73)%	0.71%	3.10%	3.44%
Bloomberg Barclays Long U.S. Credit Index	—	—	(3.89)	8.87	6.69	7.22

% Total Annual Operating Expense Ratios[3]	Class A	Class I
Gross	0.95%	0.70%
Net	0.74	0.49
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Core Bond Fund
March 31, 2021
Fund Profile

Asset Allocation (% of total investments)

Credit Quality (% of bond holdings)*

* For purposes of the Fund's rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

See Endnotes and Additional Disclosures in this report.
3

Calvert
Core Bond Fund
March 31, 2021
Endnotes and Additional Disclosures

[1]	Bloomberg Barclays Long U.S. Credit Index measures the performance of investment-grade U.S. corporate securities and government-related bonds with a maturity greater than ten years. Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
Effective February 1, 2021, the Fund changed its primary benchmark to Bloomberg Barclays U.S. Aggregate Bond Index because the investment adviser believes it is a more appropriate benchmark for the Fund.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance presented in the Financial Highlights included in the financial statements is not linked. Effective February 1, 2021, the Fund revised its name, objective and principal investment strategies and adopted a policy of investing at least 80% of its net assets in investment grade, U.S. dollar-denominated debt securities.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/22. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profile subject to change due to active management.
4

Calvert
Core Bond Fund
March 31, 2021
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2020 to March 31, 2021).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/20)	Ending Account Value (3/31/21)	Expenses Paid During Period* (10/1/20 – 3/31/21)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 998.50	$4.29 **	0.86%
Class I	$1,000.00	$ 999.20	$3.04 **	0.61%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.64	$4.33 **	0.86%
Class I	$1,000.00	$1,021.89	$3.07 **	0.61%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2020.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
Core Bond Fund
March 31, 2021
Schedule of Investments (Unaudited)

Asset-Backed Securities — 5.6%

Security	Principal Amount (000's omitted)	Value
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	$348	$ 350,104
DataBank Issuer, Series 2021-1A, Class A2, 2.06%, 2/27/51(1)	100	99,404
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	412	439,154
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	433	445,254
Mosaic Solar Loan Trust, Series 2021-1A, Class A, 1.51%, 12/20/46(1)	230	225,768
Oportun Funding XIV, LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	100	100,023
Planet Fitness Master Issuer, LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	617	593,482
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49(1)	500	530,522
ServiceMaster Funding, LLC, Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	342	351,298
Sonic Capital, LLC, Series 2020-1A, Class A2II, 4.336%, 1/20/50(1)	476	497,775
Sunnova Helios II Issuer, LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	406	402,075
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	273	284,441
Wendy's Funding, LLC, Series 2015-1A, Class A23, 4.497%, 6/15/45(1)	1,134	1,146,875
Total Asset-Backed Securities (identified cost $5,368,255)		$ 5,466,175

Collateralized Mortgage Obligations — 0.2%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd., Series 2021-1A, Class M1A, 1.76%, (SOFR + 1.75%), 3/25/31(1)(2)	$150	$ 150,710
Total Collateralized Mortgage Obligations (identified cost $150,000)		$ 150,710

Commercial Mortgage-Backed Securities — 1.3%

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
Series 2018-M13, Class A2, 3.697%, 9/25/30(3)	$900	$ 1,033,675
Series 2019-M9, Class A2, 2.937%, 4/25/29	223	242,976
Total Commercial Mortgage-Backed Securities (identified cost $1,318,787)		$ 1,276,651

Corporate Bonds — 38.6%

Security	Principal Amount (000's omitted)	Value
Communications — 3.7%
AT&T, Inc.:
3.30%, 2/1/52	$306	$ 276,110
3.80%, 12/1/57(1)	427	407,026
4.90%, 6/15/42	435	509,040
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	395	424,734
Comcast Corp.:
2.45%, 8/15/52	621	532,095
4.25%, 1/15/33	305	352,658
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	219	246,939
SES S.A., 5.30%, 4/4/43(1)	130	143,849
T-Mobile USA, Inc.:
2.25%, 11/15/31(1)	227	215,945
2.55%, 2/15/31(1)	126	123,598
2.625%, 4/15/26	375	382,753
		$ 3,614,747
Consumer, Cyclical — 1.5%
Aptiv PLC, 5.40%, 3/15/49	$665	$ 815,201
Delta Air Lines, Inc., 7.375%, 1/15/26	138	161,526
Home Depot, Inc. (The), 4.40%, 3/15/45	203	244,488
Nordstrom, Inc., 5.00%, 1/15/44	272	264,536
		$ 1,485,751
Consumer, Non-cyclical — 2.8%
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	$304	$ 326,681
Block Financial, LLC, 3.875%, 8/15/30	247	255,050
Centene Corp., 4.625%, 12/15/29	279	302,324
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32	220	201,893
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	190	197,322
CVS Health Corp., 4.30%, 3/25/28	349	396,552
CVS Pass-Through Trust, 6.036%, 12/10/28	186	217,303
Ford Foundation (The), 2.415%, 6/1/50	270	244,776

6
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Consumer, Non-cyclical (continued)
Kaiser Foundation Hospitals, 3.15%, 5/1/27	$224	$ 244,732
Merck & Co., Inc., 2.45%, 6/24/50	222	196,380
Pfizer, Inc., 2.625%, 4/1/30	160	166,216
		$ 2,749,229
Energy — 0.8%
TerraForm Power Operating, LLC, 4.75%, 1/15/30(1)	$717	$ 746,053
		$ 746,053
Financial — 17.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25	$302	$ 352,197
Affiliated Managers Group, Inc., 3.30%, 6/15/30	393	408,816
Air Lease Corp., 2.875%, 1/15/26	349	362,367
Andrew W. Mellon Foundation (The), 0.947%, 8/1/27	300	292,231
Aon Corp., 2.80%, 5/15/30	209	213,909
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(4)	316	326,984
Bank of America Corp.:
2.676% to 6/19/40, 6/19/41(4)	1,030	966,404
3.824% to 1/20/27, 1/20/28(4)	2,025	2,225,853
BankUnited, Inc., 5.125%, 6/11/30	230	259,973
Brookfield Finance, Inc., 4.70%, 9/20/47	385	439,730
Capital One Financial Corp., 4.20%, 10/29/25	300	332,391
CI Financial Corp., 3.20%, 12/17/30	239	237,938
Citigroup, Inc.:
3.668% to 7/24/27, 7/24/28(4)	211	230,885
4.00% to 12/10/25(4)(5)	415	420,084
4.125%, 7/25/28	270	298,979
4.65%, 7/23/48	210	258,112
5.316% to 3/26/40, 3/26/41(4)	400	515,665
Commonwealth Bank of Australia, 3.61% to 9/12/29, 9/12/34(1)(4)	288	298,316
Discover Bank, 4.682% to 8/9/23, 8/9/28(4)	446	476,067
Iron Mountain, Inc., 4.50%, 2/15/31(1)	310	306,853
JPMorgan Chase & Co.:
0.59%, (SOFR + 0.58%), 3/16/24(2)	437	438,554
2.522% to 4/22/30, 4/22/31(4)	450	449,414
2.739% to 10/15/29, 10/15/30(4)	219	222,827
2.956% to 5/13/30, 5/13/31(4)	225	229,434
4.493% to 3/24/30, 3/24/31(4)	300	346,041
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	450	456,344
Macquarie Bank, Ltd.:
3.052% to 3/3/31, 3/3/36(1)(4)	263	252,165
3.624%, 6/3/30(1)	334	342,116
Security	Principal Amount (000's omitted)	Value
Financial (continued)
Nationwide Building Society, 4.125% to 10/18/27, 10/18/32(1)(4)	$600	$ 647,800
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24	1,193	1,253,174
Principal Financial Group, Inc., 4.625%, 9/15/42	296	342,244
Radian Group, Inc., 4.875%, 3/15/27	295	311,225
Standard Chartered PLC:
1.214% to 3/23/24, 3/23/25(1)(4)	200	200,697
1.456% to 1/14/26, 1/14/27(1)(4)	243	237,468
Stifel Financial Corp., 4.00%, 5/15/30	235	254,253
Synovus Bank/Columbus, GA, 4.00% to 10/29/25, 10/29/30(4)	373	393,798
Truist Financial Corp.:
1.267% to 3/2/26, 3/2/27(4)	230	227,366
5.10% to 3/1/30(4)(5)	232	253,530
UBS Group AG, 2.095% to 2/11/31, 2/11/32(1)(4)	295	279,291
Welltower, Inc., 2.75%, 1/15/31	200	199,176
Westpac Banking Corp., 2.668% to 11/15/30, 11/15/35(4)	265	251,790
		$ 16,812,461
Government - Multinational — 3.2%
Asian Development Bank, 3.125%, 9/26/28	$291	$ 323,109
European Investment Bank:
2.375%, 5/24/27	860	919,426
2.875%, 6/13/25(1)	892	971,876
International Bank for Reconstruction & Development, 3.125%, 11/20/25	861	946,607
		$ 3,161,018
Government - Regional — 0.6%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)	$600	$ 597,896
		$ 597,896
Industrial — 2.9%
AP Moller - Maersk A/S, 4.50%, 6/20/29(1)	$285	$ 315,828
FedEx Corp., 4.55%, 4/1/46	425	482,646
Jabil, Inc., 3.60%, 1/15/30	254	266,396
nVent Finance S.a.r.l., 4.55%, 4/15/28	825	874,636
Owens Corning, 3.95%, 8/15/29	525	578,351
Valmont Industries, Inc., 5.00%, 10/1/44	319	347,900
		$ 2,865,757
Technology — 1.9%
Apple, Inc., 3.45%, 2/9/45	$350	$ 372,920
DXC Technology Co., 4.75%, 4/15/27	324	361,993
Microsoft Corp., 2.525%, 6/1/50	266	242,699
Oracle Corp., 4.125%, 5/15/45	220	230,908

7
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Technology (continued)
Seagate HDD Cayman, 5.75%, 12/1/34	$316	$ 359,060
Western Digital Corp., 4.75%, 2/15/26	248	273,717
		$ 1,841,297
Utilities — 4.0%
AES Corp. (The), 2.45%, 1/15/31(1)	$386	$ 369,365
American Water Capital Corp., 3.75%, 9/1/47(6)	475	508,286
Avangrid, Inc., 3.80%, 6/1/29	422	464,852
Consolidated Edison Co. of New York, Inc.:
3.35%, 4/1/30	257	275,290
4.00%, 11/15/57	420	440,981
MidAmerican Energy Co., 4.25%, 7/15/49	539	634,131
NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(1)	620	671,925
Northern States Power Co., 2.60%, 6/1/51	317	284,727
Terraform Global Operating, LLC, 6.125%, 3/1/26(1)	225	231,426
		$ 3,880,983
Total Corporate Bonds (identified cost $36,359,762)		$ 37,755,192

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(7)(8)	$250	$ 242,792
Total High Social Impact Investments (identified cost $250,000)		$ 242,792

Preferred Stocks — 0.5%

Security	Shares	Value
Wireless Telecommunication Services — 0.5%
United States Cellular Corp., 5.50%	18,400	$ 468,832
Total Preferred Stocks (identified cost $460,000)		$ 468,832

Sovereign Government Bonds — 0.6%

Security	Principal Amount (000's omitted)	Value
Kreditanstalt fuer Wiederaufbau, 1.75%, 9/14/29	$635	$ 638,188
Total Sovereign Government Bonds (identified cost $640,131)		$ 638,188

Taxable Municipal Obligations — 4.3%

Security	Principal Amount (000's omitted)	Value
General Obligations — 1.4%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$1,300	$ 1,393,132
		$ 1,393,132
Special Tax Revenue — 0.3%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.984%, 6/1/33	$155	$ 160,527
3.034%, 6/1/34	110	112,376
		$ 272,903
Water and Sewer — 2.6%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$555	$ 721,961
San Diego County Water Authority, CA, Green Bonds, 1.951%, 5/1/34	185	174,514
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	1,530	1,618,771
		$ 2,515,246
Total Taxable Municipal Obligations (identified cost $3,929,126)		$ 4,181,281

U.S. Government Agencies and Instrumentalities — 0.4%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
3.435%, 8/1/34	$145	$ 159,007
3.485%, 8/1/35	85	93,621
3.585%, 8/1/37	150	166,849
Total U.S. Government Agencies and Instrumentalities (identified cost $416,396)		$ 419,477

8
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

U.S. Government Agency Mortgage-Backed Securities — 14.2%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., 3.00%, 4/1/51	$374	$ 394,818
Federal National Mortgage Association:
30-Year, 2.00%, TBA(9)	1,299	1,296,151
30-Year, 2.50%, TBA(9)	5,100	5,233,675
30-Year, 3.00%, TBA(9)	6,400	6,667,503
Government National Mortgage Association, 2.50%, 3/20/51	310	321,199
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $13,972,530)		$ 13,913,346

U.S. Treasury Obligations — 35.3%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.625%, 11/15/50	$182	$ 151,714
1.875%, 2/15/51	864	766,935
2.00%, 2/15/50	530	484,878
U.S. Treasury Inflation-Protected Note, 0.75%, 7/15/28(10)	1,240	1,414,829
U.S. Treasury Notes:
0.125%, 11/30/22	5,285	5,283,984
0.125%, 12/31/22	5,037	5,035,627
0.125%, 1/31/23	4,838	4,836,121
0.375%, 11/30/25	4,484	4,387,082
0.375%, 12/31/25	2,850	2,783,760
0.375%, 1/31/26	3,513	3,426,273
0.75%, 3/31/26	1,425	1,412,105
0.875%, 11/15/30(6)	3,253	3,009,025
1.125%, 2/29/28	1,068	1,049,477
1.125%, 2/15/31	570	538,605
Total U.S. Treasury Obligations (identified cost $35,078,039)		$ 34,580,415

Short-Term Investments — 19.9%
Other — 16.5%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(11)	16,125,363	$ 16,126,976
Total Other (identified cost $16,126,976)		$ 16,126,976
Securities Lending Collateral — 3.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(12)	3,298,718	$ 3,298,718
Total Securities Lending Collateral (identified cost $3,298,718)		$ 3,298,718
Total Short-Term Investments (identified cost $19,425,694)		$ 19,425,694
Total Investments — 121.1% (identified cost $117,368,720)		$118,518,753
Other Assets, Less Liabilities — (21.1)%		$ (20,628,970)
Net Assets — 100.0%		$ 97,889,783

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2021, the aggregate value of these securities is $14,333,326 or 14.6% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2021.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2021.
(4)	Security converts to variable rate after the indicated fixed-rate coupon period.
(5)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(6)	All or a portion of this security was on loan at March 31, 2021. The aggregate market value of securities on loan at March 31, 2021 was $3,223,040.
(7)	May be deemed to be an affiliated company (see Note 8).
(8)	Restricted security. Total market value of restricted securities amounts to $242,792, which represents 0.2% of the net assets of the Fund as of March 31, 2021.
(9)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.

9
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

(10)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(11)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
March 31, 2021.
(12)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Long Treasury Bond	(8)	Short	6/21/21	$(1,236,750)	$ 49,798
U.S. Ultra 10-Year Treasury Note	(65)	Short	6/21/21	(9,339,687)	317,655
U.S. Ultra-Long Treasury Bond	(1)	Short	6/21/21	(181,219)	1,717
					$369,170
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$250,000

Abbreviations:
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
10
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2021
Statement of Assets and Liabilities (Unaudited)

March 31, 2021
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $100,991,744) - including $3,223,040 of securities on loan	$ 102,148,985
Investments in securities of affiliated issuers, at value (identified cost $16,376,976)	16,369,768
Receivable for variation margin on open futures contracts	9,898
Deposits at broker for futures contracts	199,150
Receivable for investments sold	944,978
Receivable for capital shares sold	193,809
Interest receivable	431,379
Dividends and interest receivable - affiliated	2,724
Securities lending income receivable	86
Receivable from affiliate	19,893
Trustees' deferred compensation plan	61,227
Total assets	$120,381,897
Liabilities
Payable for investments purchased	$ 5,369,393
Payable for forward purchase commitments	13,270,331
Payable for capital shares redeemed	388,098
Distributions payable	2,620
Deposits for securities loaned	3,298,718
Payable to affiliates:
Investment advisory fee	25,576
Administrative fee	10,230
Distribution and service fees	10,865
Sub-transfer agency fee	5,227
Trustees' deferred compensation plan	61,227
Accrued expenses	49,829
Total liabilities	$ 22,492,114
Net Assets	$ 97,889,783
Sources of Net Assets
Paid-in capital	$ 91,498,503
Distributable earnings	6,391,280
Total	$ 97,889,783
Class A Shares
Net Assets	$ 51,044,167
Shares Outstanding	2,654,766
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 19.23
Maximum Offering Price Per Share (100 ÷ 96.25 of net asset value per share)	$ 19.98
Class I Shares
Net Assets	$ 46,845,616
Shares Outstanding	2,433,389
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 19.25
On sales of $50,000 or more, the offering price of Class A shares is reduced.
11
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2021
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2021
Investment Income
Dividend income	$ 35,049
Dividend income - affiliated issuers	4,746
Interest income	1,425,349
Interest income - affiliated issuers	1,104
Securities lending income, net	718
Total investment income	$ 1,466,966
Expenses
Investment advisory fee	$ 195,576
Administrative fee	63,689
Distribution and service fees:
Class A	65,665
Trustees' fees and expenses	2,477
Custodian fees	2,698
Transfer agency fees and expenses	63,842
Accounting fees	11,966
Professional fees	16,188
Registration fees	23,634
Reports to shareholders	10,844
Miscellaneous	10,183
Total expenses	$ 466,762
Waiver and/or reimbursement of expenses by affiliate	$ (75,192)
Net expenses	$ 391,570
Net investment income	$ 1,075,396
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 5,109,887
Investment securities - affiliated issuers	(18)
Futures contracts	(398,825)
Net realized gain	$ 4,711,044
Change in unrealized appreciation (depreciation):
Investment securities	$ (6,287,870)
Investment securities - affiliated issuers	(7,190)
Futures contracts	475,981
Net change in unrealized appreciation (depreciation)	$(5,819,079)
Net realized and unrealized loss	$(1,108,035)
Net decrease in net assets from operations	$ (32,639)
12
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2021
Statements of Changes in Net Assets

	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,075,396	$ 2,611,902
Net realized gain	4,711,044	4,250,273
Net change in unrealized appreciation (depreciation)	(5,819,079)	2,474,488
Net increase (decrease) in net assets from operations	$ (32,639)	$ 9,336,663
Distributions to shareholders:
Class A	$ (1,944,431)	$ (1,324,353)
Class I	(2,027,278)	(1,302,557)
Total distributions to shareholders	$ (3,971,709)	$ (2,626,910)
Capital share transactions:
Class A	$ 70,797	$ (2,325,222)
Class I	(5,150,991)	17,578,964
Net increase (decrease) in net assets from capital share transactions	$ (5,080,194)	$ 15,253,742
Net increase (decrease) in net assets	$ (9,084,542)	$ 21,963,495
Net Assets
At beginning of period	$106,974,325	$ 85,010,830
At end of period	$ 97,889,783	$106,974,325
13
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2021
Financial Highlights

	Class A
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 19.97	$ 18.45	$ 16.07	$ 17.10	$ 18.22	$ 16.59
Income (Loss) From Operations
Net investment income(1)	$ 0.19	$ 0.51	$ 0.56	$ 0.55	$ 0.53	$ 0.49
Net realized and unrealized gain (loss)	(0.20)	1.53	2.39	(1.03)	(0.49)	1.63
Total income (loss) from operations	$ (0.01)	$ 2.04	$ 2.95	$ (0.48)	$ 0.04	$ 2.12
Less Distributions
From net investment income	$ (0.19)	$ (0.52)	$ (0.57)	$ (0.55)	$ (0.53)	$ (0.49)
From net realized gain	(0.54)	—	—	—	(0.63)	—
Total distributions	$ (0.73)	$ (0.52)	$ (0.57)	$ (0.55)	$ (1.16)	$ (0.49)
Net asset value — End of period	$ 19.23	$ 19.97	$ 18.45	$ 16.07	$ 17.10	$ 18.22
Total Return(2)	(0.15)% (3)	11.21%	18.81%	(2.83)%	0.63%	13.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$51,044	$52,965	$51,709	$47,010	$80,060	$89,470
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.01% (5)	1.05%	1.14%	1.13%	1.12%	1.15%
Net expenses	0.86% (5)	0.92%	0.92%	0.92%	1.02%	1.12%
Net investment income	1.90% (5)	2.70%	3.33%	3.31%	3.14%	2.83%
Portfolio Turnover	89% (3)	52%	43%	51%	86%	244%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
14
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2021
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 20.00	$ 18.47	$ 16.08	$ 17.11	$ 18.22	$ 16.59
Income (Loss) From Operations
Net investment income(1)	$ 0.21	$ 0.56	$ 0.60	$ 0.62	$ 0.61	$ 0.59
Net realized and unrealized gain (loss)	(0.21)	1.54	2.41	(1.05)	(0.48)	1.63
Total income (loss) from operations	$ —	$ 2.10	$ 3.01	$ (0.43)	$ 0.13	$ 2.22
Less Distributions
From net investment income	$ (0.21)	$ (0.57)	$ (0.62)	$ (0.60)	$ (0.61)	$ (0.59)
From net realized gain	(0.54)	—	—	—	(0.63)	—
Total distributions	$ (0.75)	$ (0.57)	$ (0.62)	$ (0.60)	$ (1.24)	$ (0.59)
Net asset value — End of period	$ 19.25	$ 20.00	$ 18.47	$ 16.08	$ 17.11	$18.22
Total Return(2)	(0.08)% (3)	11.53%	19.14%	(2.57)%	1.17%	13.65%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$46,846	$54,009	$33,302	$19,212	$13,124	$ 298
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.76% (5)	0.80%	0.87%	0.89%	0.93%	19.58%
Net expenses	0.61% (5)	0.67%	0.63%	0.55%	0.55%	0.55%
Net investment income	2.15% (5)	2.93%	3.53%	3.72%	3.60%	3.36%
Portfolio Turnover	89% (3)	52%	43%	51%	86%	244%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
15
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2021
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Core Bond Fund (formerly, Calvert Long-Term Income Fund) (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek total return with an emphasis on income. Prior to February 1, 2021, the Fund's investment objective was to seek to maximize income, to the extent consistent with preservation of capital, through investments in longer-dated securities. The Fund invests primarily in investment grade, U.S. dollar denominated securities.
The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the
16

Calvert
Core Bond Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 5,466,175	$ —	$ 5,466,175
Collateralized Mortgage Obligations	—	150,710	—	150,710
Commercial Mortgage-Backed Securities	—	1,276,651	—	1,276,651
Corporate Bonds	—	37,755,192	—	37,755,192
High Social Impact Investments	—	242,792	—	242,792
Preferred Stocks	468,832	—	—	468,832
Sovereign Government Bonds	—	638,188	—	638,188
Taxable Municipal Obligations	—	4,181,281	—	4,181,281
U.S. Government Agencies and Instrumentalities	—	419,477	—	419,477
U.S. Government Agency Mortgage-Backed Securities	—	13,913,346	—	13,913,346
U.S. Treasury Obligations	—	34,580,415	—	34,580,415
Short-Term Investments:
Other	—	16,126,976	—	16,126,976
Securities Lending Collateral	3,298,718	—	—	3,298,718
Total Investments	$3,767,550	$114,751,203	$ —	$118,518,753
Futures Contracts	$ 369,170	$ —	$ —	$ 369,170
Total	$4,136,720	$114,751,203	$ —	$118,887,923
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign interest, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class.
D  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts
17

Calvert
Core Bond Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase or sell securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. A forward purchase or sale commitment may be closed by entering into an offsetting commitment or delivery of securities. The Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
K  Interim Financial Statements— The interim financial statements relating to March 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and CRM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the “New Agreement”) with CRM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the investment advisory agreement and amended Schedule A thereof in effect from February 1, 2021 to March 1, 2021), CRM receives a fee, payable monthly, at the annual rate of 0.30% of the Fund’s average daily net assets. Prior to February 1, 2021, CRM received a fee, payable monthly, at the annual rate of 0.40% of the Fund’s average daily net assets. For the six months ended March 31, 2021, the investment advisory fee amounted to $195,576 or 0.37% (annualized) of the Fund's average daily net assets. The Fund may invest its cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
18

Calvert
Core Bond Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.74% and 0.49% (0.92% and 0.67% prior to February 1, 2021) for Class A and Class I, respectively, of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2022. For the six months ended March 31, 2021, CRM waived or reimbursed expenses of $75,192.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A and Class I and is payable monthly. For the six months ended March 31, 2021, CRM was paid administrative fees of $63,689.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2021 amounted to $65,665 for Class A shares.
The Fund was informed that EVD received $4,550 as its portion of the sales charge on sales of Class A shares and less than $100 of contingent deferred sales charges paid by Fund shareholders for the six months ended March 31, 2021.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2021, sub-transfer agency fees and expenses incurred to EVM amounted to $10,558 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 ($20,000 prior to January 1, 2021) annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM. Prior to December 31, 2020, an Advisory Council aided the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The Advisory Council consisted of CRM’s Chief Executive Officer and three additional members. For the year ended December 31, 2020, each member (other than CRM’s Chief Executive Officer) was compensated $20,000 for their service on the Advisory Council. Such compensation, and any other compensation and/or expenses incurred by the Advisory Council as may be approved by the Board, was borne by the Calvert funds. For the six months ended March 31, 2021, the Fund’s allocated portion of the Advisory Council compensation and fees was $114, which is included in miscellaneous expense on the Statement of Operations.
3  Investment Activity
During the six months ended March 31, 2021, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including paydowns, were $16,700,768 and $65,273,307, respectively. Purchases and sales of U.S. government and agency securities were $74,144,208 and $30,985,936, respectively.
4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2021, as determined on a federal income tax basis, were as follows:
Aggregate cost	$117,293,091
Gross unrealized appreciation	$ 2,770,396
Gross unrealized depreciation	(1,175,564)
Net unrealized appreciation	$ 1,594,832
5  Financial Instruments
A summary of futures contracts outstanding at March 31, 2021 is included in the Schedule of Investments.
During the six months ended March 31, 2021, the Fund used futures contracts to hedge interest rate risk and to manage duration.
19

Calvert
Core Bond Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

At March 31, 2021, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$369,170 (1)	$ —

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2021 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ (398,825)	$ 475,981
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended March 31, 2021 was approximately $11,744,000 and $10,892,000, respectively.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2021, the total value of securities on loan, including accrued interest, was $3,234,437 and the total value of collateral received was $3,298,718, comprised of cash.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2021.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$ 216,500	$ —	$ —	$ —	$ 216,500
U.S. Treasury Obligations	3,082,218	—	—	—	3,082,218
Total	$3,298,718	$ —	$ —	$ —	$3,298,718
The carrying amount of the liability for deposits for securities loaned at March 31, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2021.
20

Calvert
Core Bond Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2021. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2021.
8  Affiliated Issuers and Funds
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. CRM’s President and Chief Executive Officer (and the only director/trustee on the Fund Board that is an “interested person” of the Fund) serves on the CIC Board. In addition, another director/trustee on the Fund Board serves as a director emeritus on the CIC Board.
At March 31, 2021, the value of the Fund’s investment in the Notes and affiliated funds was $16,369,768, which represents 16.7% of the Fund’s net assets. Transactions in the Notes and affiliated funds by the Fund for the six months ended March 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$ —	$ 250,000	$ —	$ —	$ (7,208)	$ 242,792	$ 1,104	$ 250,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	257,967	52,150,987	(36,281,978)	(18)	18	16,126,976	4,746	16,125,363
Totals				$ (18)	$ (7,190)	$16,369,768	$5,850

(1)	Restricted security.
9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares for the six months ended March 31, 2021 and the year ended September 30, 2020 were as follows:
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	324,391	$ 6,419,285	817,701	$ 15,748,610
Reinvestment of distributions	92,626	1,838,215	64,699	1,240,602
Shares redeemed	(414,264)	(8,186,703)	(1,033,015)	(19,314,434)
Net increase (decrease)	2,753	$ 70,797	(150,615)	$ (2,325,222)
21

Calvert
Core Bond Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class I
Shares sold	565,092	$ 11,155,735	1,858,784	$ 35,557,397
Reinvestment of distributions	101,996	2,026,937	67,645	1,302,325
Shares redeemed	(934,686)	(18,333,663)	(1,028,243)	(19,280,758)
Net increase (decrease)	(267,598)	$ (5,150,991)	898,186	$ 17,578,964
10  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
11  Name Change
Effective February 1, 2021, the name of Calvert Core Bond Fund was changed from Calvert Long-Term Income Fund and its investment objective was changed as described in Note 1.
22

Calvert
Core Bond Fund
March 31, 2021
Joint Special Meeting of Shareholders (Unaudited)

Calvert Core Bond Fund (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Calvert funds on February 19, 2021 in order to approve a new investment advisory agreement with Calvert Research and Management to serve as the Fund’s investment adviser (the “Proposal”). The shareholder meeting results are as follows:
Number of Shares(1)
For	Against	Abstain (2)	Broker Non-Votes(2)
2,835,609.637	50,848.837	160,097.762	0
(1) Fractional shares were voted proportionately.
(2) Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.
23

Calvert
Core Bond Fund
March 31, 2021
Board of Trustees' Contract Approval

Overview of the Board Evaluation Process
Even though the following description of the Board’s consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Calvert Core Bond Fund.
Fund	Investment Adviser	Investment Sub-Adviser
Calvert Core Bond Fund	Calvert Research and Management	None
Following the public announcement of Morgan Stanley’s planned acquisition of Eaton Vance Corp. (“EVC”) and its affiliates (the “Transaction”), the Board members who are not “interested persons” (as defined in the 1940 Act) of the Funds or CRM (the “Independent Board Members”), met on October 8, 2020 with their independent legal counsel. During that meeting, the Independent Board Members preliminarily discussed the Transaction and the implications of the Transaction on the Funds and CRM. At the request of the Independent Board Members, their counsel discussed the various actions that they and the Funds’ shareholders would be asked to take in connection with the Transaction, including requesting information from CRM and Morgan Stanley concerning the Transaction and its implications for the Funds.
On October 14, 2020, during a telephonic meeting of the Boards, senior representatives of CRM provided an overview of the Transaction and Morgan Stanley to the Independent Board Members and their counsel. The senior representatives of CRM also discussed the anticipated benefits of the Transaction to CRM and the Funds. They also indicated that they expected that the operations of CRM and the Funds would be maintained substantially in their current forms after the Closing of the Transaction.
In connection with the proposed Transaction, the Independent Board Members, assisted by their independent legal counsel, requested extensive information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Request for Information”).
On November 18, 2020, during a telephonic meeting of the Boards, senior representatives of CRM discussed certain matters related to the Transaction with the Independent Board Members and their counsel. The senior representatives of CRM indicated that CRM and Morgan Stanley were in the process of preparing a response to the Request for Information and that senior representatives of CRM and Morgan Stanley would be prepared to discuss their response and any other matters related to the Transaction with the Independent Board Members at the Boards’ December 8, 2020 meeting.
On December 1, 2020, during a video conference meeting, the Independent Board Members reviewed CRM’s and Morgan Stanley’s response to the Request for Information (the “Response”) and discussed the information contained in the Response amongst themselves and with their counsel. During that meeting, the Independent Board Members received advice from their independent legal counsel regarding their responsibilities in evaluating the possible Transaction and new investment advisory agreements and new investment sub-advisory agreements (the “New Agreements”). Following that meeting, the Independent Board Members, assisted by their counsel, requested additional information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Supplemental Request for Information”).
In connection with the proposed Transaction and their consideration of the New Agreements, the Board members, including all of the Independent Board Members, met with senior representatives of EVC, CRM and Morgan Stanley at a meeting held on December 8, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders and any remaining matters concerning the Response and CRM’s and Morgan Stanley’s response to the Supplemental Request for Information. During the meeting, senior representatives of Morgan Stanley made presentations to, and responded to questions from, the Board members. After the presentations and discussions with senior representatives of EVC, CRM and Morgan Stanley, the Independent Board Members met in executive session with their counsel to consider the Transaction, the New Agreements and related matters.
Each Board’s evaluation of the New Agreements included consideration of the information provided specifically in regard to the New Agreements as well as, where relevant, information that previously had been provided to the Board in connection with the most recent annual contract renewal of the Funds’ current contractual arrangements at a meeting held on March 4, 2020.
In the course of its deliberations regarding the New Agreements, the Board members considered the following factors, among others: the nature, extent and quality of the services to be provided by CRM, its affiliates and the Sub-Advisers, including the personnel who would be providing such services; Morgan Stanley’s financial condition; the proposed advisory and sub-advisory fees; comparative fee and expense information for the Funds and for comparable funds managed by CRM and its affiliates; the anticipated profitability of the Funds to CRM and its affiliates; the direct and indirect benefits, if any, to be derived by Morgan Stanley, CRM, and their affiliates from their relationship with the Funds; the effect of each Fund’s projected growth and size on each Fund’s performance and expenses; and CRM’s and the Sub-Advisers’ compliance programs.
In considering the nature, extent, and quality of the services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Agreements, the Board members took into account information relating to CRM’s and the Sub-Advisers’ operations and personnel, including, among other information, biographical information on their investment, supervisory, and professional staff, as applicable, and descriptions of their organizational and management structure. The Board members considered the investment strategies used in managing the Funds and the performance of other funds managed by the investment teams at CRM and its affiliates that would be managing the Funds. The Board members also took into account, as applicable, CRM’s and the Sub-Advisers’ proposed staffing and overall resources. CRM’s administrative capabilities were also considered. The Board members concluded that they were satisfied with the nature, extent and quality of services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Advisory Agreements.
24

Calvert
Core Bond Fund
March 31, 2021
Board of Trustees' Contract Approval — continued

In considering the management style and investment strategies that CRM and the Sub-Advisers, as applicable, proposed to use in managing the Funds, the Board members took into consideration certain comparative performance information for the Funds prepared by an independent data provider. The Board members also considered information regarding the financial condition of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry. The Board members took into account that the Funds’ investment objectives, investment strategies and portfolio managers were not expected to change after the Closing of the Transaction. Based upon their review, the Board members concluded that CRM and the Sub-Advisers, as applicable, are qualified to manage each Fund’s assets in accordance with the Funds’ investment objectives and investment strategies and that the investment strategies continued to be appropriate for pursuing each Fund’s investment objective(s).
In considering each Fund’s proposed fees and estimated expenses, the Board members considered certain comparative fee and expense data prepared by an independent data provider. The Board members also took into account that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members further took into account that no changes in the Funds’ current expense limitations were being proposed in connection with the Transaction. Based upon their review, the Board members concluded that the proposed advisory and sub-advisory fees were reasonable in view of the quality of services to be received by the Funds from CRM and the Sub-Advisers, as applicable.
In reviewing the anticipated profitability of the advisory fees to CRM and its affiliates, the Board members considered the fact that affiliates of CRM would be providing shareholder servicing, administrative, distribution, and sub-advisory services to the Funds for which they would receive compensation. The Board also took into account whether CRM had the financial wherewithal to provide services to the Funds. The Board also considered that CRM and Morgan Stanley would likely derive benefits to their reputations and other indirect benefits from their relationship with the Funds. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the anticipated profitability of the Funds to the Sub-Advisers was not a material factor in the Board’s deliberations concerning the entering into of the New Agreements. Based upon its review, the Board concluded that CRM’s and its affiliates’ anticipated level of profitability from their relationship with the Funds was reasonable.
The Board members considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board members took into account management’s discussion of the Funds’ proposed advisory and sub-advisory fees, noting that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members also noted that the advisory and sub-advisory fee schedules for certain Funds will contain one or more breakpoints that will reduce the respective advisory and sub-advisory fee rates on assets above specified levels as the applicable Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Funds that did not currently have such breakpoints in their advisory and sub-advisory fee schedules. The Board members determined that adding breakpoints at specified levels to the advisory and sub-advisory fee schedules of the Funds that did not currently have breakpoints would not be appropriate at this time. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the Board did not consider the potential economies of scale from the Sub-Advisers’ management of the Funds to be a material factor in the Board’s deliberations concerning the entering into of the New Agreements. The Board members noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.
In considering the approval of the New Agreements, the Board members also considered the following matters:
i. their belief that the Transaction will benefit the Funds;
ii. CRM’s and the Sub-Advisers’ intentions to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies, which, where applicable, includes continuing to manage the Fund pursuant to responsible investment criteria as described in the Fund’s prospectus;
iii. the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;
iv. Morgan Stanley’s commitment to maintain the investment autonomy of CRM;
v. Morgan Stanley’s and CRM’s commitment to maintaining the nature, quality and extent of services provided to the Funds by CRM and its affiliates following the Closing of the Transaction;
vi. Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;
vii. confirmation that the current senior management team at CRM has indicated its strong support of the Transaction; and
viii. a commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction.
In approving the New Agreements, the Board members did not identify any single factor as controlling, and each Board member may have attributed different weight to various factors.
The Board members reached the following conclusions regarding the New Agreements, among others: (a) CRM and the Sub-Advisers have demonstrated that they possess the capability and resources to perform the duties required of them under the New Agreements; (b) CRM and the Sub-Advisers are qualified to manage the applicable Fund’s assets in accordance with such Fund’s investment objective(s) and investment strategies; (c) CRM’s and the
25

Calvert
Core Bond Fund
March 31, 2021
Board of Trustees' Contract Approval — continued

Sub-Advisers’ proposed investment strategies are appropriate for pursuing the applicable Fund’s investment objective(s); and (d) the proposed advisory and sub-advisory fees are reasonable in view of the quality of the services to be received by each Fund from CRM and the Sub-Advisers, as applicable. Based upon the foregoing considerations, at the meeting of the Board held on December 8, 2020, the Board members, including all of the Independent Board Members, unanimously approved the New Agreements and determined to recommend their approval to the shareholders of the Funds. In voting its approval of the New Agreements at the meeting, the Board relied on an order issued by the SEC in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.
26

Calvert
Core Bond Fund
March 31, 2021
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Trustee and President
27

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

28

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
29

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
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Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24182     3.31.21

Calvert
Income Fund
Semiannual Report
March 31, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Semiannual Report March 31, 2021
Calvert
Income Fund

Calvert
Income Fund
March 31, 2021
Performance

Portfolio Managers Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/12/1982	10/12/1982	2.31%	14.12%	5.08%	4.06%
Class A with 3.75% Maximum Sales Charge	—	—	(1.55)	9.81	4.28	3.67
Class C at NAV	07/31/2000	10/12/1982	1.92	13.27	4.29	3.30
Class C with 1% Maximum Sales Charge	—	—	0.92	12.27	4.29	3.30
Class I at NAV	02/26/1999	10/12/1982	2.43	14.37	5.40	4.54

Bloomberg Barclays U.S. Credit Index	—	—	(1.79)%	7.88%	4.66%	4.83%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.94%	1.69%	0.69%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Income Fund
March 31, 2021
Fund Profile

Asset Allocation (% of total investments)

Credit Quality (% of bond and loan holdings)*

* For purposes of the Fund’s rating restrictions, ratings are based on Moody's Investors Service, Inc. (“Moody's”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer's credit-worthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P's measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody's) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency's analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition and does not necessarily reflect its assessment of the volatility of a security's market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

See Endnotes and Additional Disclosures in this report.
3

Calvert
Income Fund
March 31, 2021
Endnotes and Additional Disclosures

[1]	Bloomberg Barclays U.S. Credit Index measures the performance of investment-grade U.S. corporate securities and government-related bonds with a maturity of one year or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profile subject to change due to active management.
4

Calvert
Income Fund
March 31, 2021
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2020 to March 31, 2021).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/20)	Ending Account Value (3/31/21)	Expenses Paid During Period* (10/1/20 – 3/31/21)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,023.10	$4.64	0.92%
Class C	$1,000.00	$1,019.20	$8.41	1.67%
Class I	$1,000.00	$1,024.30	$3.38	0.67%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.34	$4.63	0.92%
Class C	$1,000.00	$1,016.60	$8.40	1.67%
Class I	$1,000.00	$1,021.59	$3.38	0.67%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2020.
5

Calvert
Income Fund
March 31, 2021
Schedule of Investments (Unaudited)

Asset-Backed Securities — 11.6%

Security	Principal Amount (000's omitted)	Value
AASET US, Ltd., Series 2018-1A, Class C, 6.413%, 1/16/38(1)	$433	$ 345,965
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	1,876	1,902,574
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	5,523	5,549,439
Conn's Receivables Funding, LLC:
Series 2019-A, Class B, 4.36%, 10/16/23(1)	655	657,545
Series 2020-A, Class B, 4.27%, 6/16/25(1)	2,800	2,829,751
Series 2020-A, Class C, 4.20%, 6/16/25(1)	3,529	3,544,136
Driven Brands Funding, LLC:
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	1,216	1,296,613
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	2,617	2,724,027
ExteNet, LLC:
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	1,195	1,240,798
Series 2019-1A, Class C, 5.219%, 7/26/49(1)	2,160	2,260,887
FOCUS Brands Funding, LLC:
Series 2017-1A, Class A2IB, 3.857%, 4/30/47(1)	659	664,693
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	1,381	1,419,866
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	1,806	1,870,766
Helios Issuer, LLC, Series 2017-1A, Class C, 8.00%, 9/20/49(1)	3,307	3,380,258
Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	2,620	2,697,606
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	1,144	1,215,211
Lunar Aircraft, Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	429	415,882
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	207	171,506
Marlette Funding Trust, Series 2020-2A, Class C, 2.83%, 9/16/30(1)	1,685	1,726,483
Mosaic Solar Loan Trust:
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	174	182,080
Series 2020-1A, Class D, 6.91%, 4/20/46(1)	620	648,569
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	2,645	2,667,489
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	4,631	4,746,436
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	2,543	2,445,148
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	653	670,368
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	1,397	1,434,981
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	5,820	6,029,342
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	535	562,069
Security	Principal Amount (000's omitted)	Value
SolarCity LMC Series II, LLC, Series 2014-1, Class A, 4.59%, 4/20/44(1)	$276	$ 276,824
SolarCity LMC Series III, LLC, Series 2014-2, Class A, 4.02%, 7/20/44(1)	1,008	1,023,776
Sonic Capital, LLC:
Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	3,893	4,051,578
Series 2020-1A, Class A2II, 4.336%, 1/20/50(1)	1,503	1,571,975
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	8,582	9,157,637
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	720	743,105
Sunnova Helios II Issuer, LLC:
Series 2018-1A, Class B, 7.71%, 7/20/48(1)	1,034	1,082,002
Series 2021-A, Class B, 3.15%, 2/20/48(1)	728	705,628
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)	1,002	1,005,760
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	485	518,709
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	1,626	1,696,663
Tesla Auto Lease Trust, Series 2020-A, Class D, 2.33%, 2/20/24(1)	1,055	1,080,077
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	367	382,852
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	2,545	2,506,039
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	739	609,994
Series 2020-A, Class C, 6.657%, 3/15/45(1)	472	328,485
Total Asset-Backed Securities (identified cost $80,198,414)		$ 82,041,592

Collateralized Mortgage Obligations — 3.7%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2020-4A, Class M2A, 2.709%, (1 mo. USD LIBOR + 2.60%), 6/25/30(1)(2)	$3,606	$ 3,630,448
Series 2021-1A, Class M1C, 2.96%, (SOFR + 2.95%), 3/25/31(1)(2)	1,130	1,130,908
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2019-DNA2, Class M2, 2.559%, (1 mo. USD LIBOR + 2.45%), 3/25/49(1)(2)	2,104	2,112,075
Series 2019-DNA3, Class M2, 2.159%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	1,250	1,250,221
Series 2020-DNA4, Class M2, 3.859%, (1 mo. USD LIBOR + 3.75%), 8/25/50(1)(2)	1,180	1,191,588
Series 2020-DNA5, Class M2, 2.817%, (SOFR + 2.80%), 10/25/50(1)(2)	1,055	1,064,409

6
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes: (continued)
Series 2020-DNA6, Class B1, 3.017%, (SOFR + 3.00%), 12/25/50(1)(2)	$900	$ 890,189
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 2.709%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	2,249	2,215,363
Series 2014-C03, Class 1M2, 3.109%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	1,138	1,124,552
Series 2017-C06, Class 1M2, 2.759%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	619	626,077
Series 2018-C06, Class 1M2, 2.109%, (1 mo. USD LIBOR + 2.00%), 3/25/31(2)	838	836,197
Series 2018-R07, Class 1M2, 2.509%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(2)	370	370,991
Series 2019-R02, Class 1M2, 2.409%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(2)	947	949,616
Series 2019-R05, Class 1M2, 2.109%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(2)	653	654,923
Home Re, Ltd.:
Series 2021-1, Class M1C, 2.409%, (1 mo. USD LIBOR + 2.30%), 7/25/33(1)(2)	1,030	1,009,731
Series 2021-1, Class M2, 2.959%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(2)	4,340	4,361,694
Toorak Mortgage Corp., Ltd.:
Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21(1)(3)	1,129	1,134,077
Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(3)	1,210	1,226,405
Total Collateralized Mortgage Obligations (identified cost $25,448,605)		$ 25,779,464

Commercial Mortgage-Backed Securities — 4.7%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(4)	$11,165	$ 9,365,923
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(4)	4,545	3,653,766
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 3.359%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(2)	480	481,054
Series 2020-01, Class M10, 3.859%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	2,170	2,259,184
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	2,485	985,715
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(4)	1,120	275,764
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class B, 2.206%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)(2)(5)	6,576	6,096,218
Security	Principal Amount (000's omitted)	Value
Morgan Stanley Capital I Trust: (continued)
Series 2019-BPR, Class C, 3.156%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)(2)(5)	$3,045	$ 2,620,364
Motel 6 Trust:
Series 2017-MTL6, Class D, 2.256%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(2)	1,244	1,247,578
Series 2017-MTL6, Class E, 3.356%, (1 mo. USD LIBOR + 3.25%), 8/15/34(1)(2)	3,210	3,223,342
Series 2017-MTL6, Class F, 4.356%, (1 mo. USD LIBOR + 4.25%), 8/15/34(1)(2)	2,921	2,937,653
Total Commercial Mortgage-Backed Securities (identified cost $37,487,622)		$ 33,146,561

Common Stocks — 0.3%

Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.3%
NextEra Energy Partners, L.P.	28,212	$ 2,056,091
Total Common Stocks (identified cost $1,805,475)		$ 2,056,091

Convertible Bonds — 0.3%

Security	Principal Amount (000's omitted)	Value
Technology — 0.3%
ams AG, 0.875%, 9/28/22(6)	$2,000	$ 1,929,640
Total Convertible Bonds (identified cost $1,909,007)		$ 1,929,640

Corporate Bonds — 68.7%

Security	Principal Amount (000's omitted)*	Value
Communications — 7.2%
AT&T, Inc.:
3.10%, 2/1/43	3,300	$ 3,086,273
3.30%, 2/1/52	1,778	1,604,326
3.55%, 9/15/55(1)	9,042	8,290,199
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	7,960	8,559,199
Comcast Corp., 2.45%, 8/15/52	3,663	3,138,590
Discovery Communications, LLC, 5.20%, 9/20/47	3,295	3,912,378
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	1,000	979,900
NBCUniversal Media, LLC, 4.45%, 1/15/43	2,800	3,316,619

7
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Communications (continued)
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	1,378	$ 1,553,802
SES S.A., 5.30%, 4/4/43(1)	820	907,352
T-Mobile USA, Inc.:
2.25%, 2/15/26	458	461,866
2.25%, 11/15/31(1)	516	490,871
2.55%, 2/15/31(1)	2,240	2,197,306
2.875%, 2/15/31	1,000	967,750
4.50%, 4/15/50(1)	2,560	2,877,798
Verizon Communications, Inc.:
3.40%, 3/22/41	3,000	3,049,886
3.55%, 3/22/51	3,000	3,001,293
Ziggo B.V., 5.50%, 1/15/27(1)	2,350	2,451,273
		$ 50,846,681
Consumer, Cyclical — 7.2%
7-Eleven, Inc., 0.80%, 2/10/24(1)	1,814	$ 1,808,767
American Airlines Pass-Through Trust:
4.40%, 9/22/23	375	358,873
5.25%, 1/15/24	1,053	1,001,276
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	2,087	2,174,529
5.75%, 4/20/29(1)	856	911,554
Aptiv PLC, 5.40%, 3/15/49	4,153	5,091,022
Azul Investments, LLP, 5.875%, 10/26/24(1)(7)	1,136	1,003,173
Delta Air Lines, Inc.:
3.625%, 3/15/22	4,585	4,636,928
7.375%, 1/15/26	2,475	2,896,930
Ford Motor Co., 4.75%, 1/15/43	2,483	2,504,478
Ford Motor Credit Co., LLC:
1.276%, (3 mo. USD LIBOR + 1.08%), 8/3/22(2)	1,850	1,833,313
2.979%, 8/3/22	4,683	4,759,099
3.087%, 1/9/23	833	848,081
4.14%, 2/15/23	1,850	1,916,415
Macy's Retail Holdings, LLC, 3.625%, 6/1/24	1,503	1,504,879
MDC Holdings, Inc., 2.50%, 1/15/31	6,900	6,520,500
Nordstrom, Inc.:
4.25%, 8/1/31(1)(8)	882	883,136
4.375%, 4/1/30(7)	2,402	2,461,682
5.00%, 1/15/44	3,847	3,741,433
Tesla, Inc., 5.30%, 8/15/25(1)	1,842	1,913,562
Tupy Overseas S.A., 4.50%, 2/16/31(1)	2,200	2,138,378
		$ 50,908,008
Security	Principal Amount (000's omitted)*	Value
Consumer, Non-cyclical — 6.1%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	732	$ 766,506
4.25%, 11/1/29(1)	4,166	4,476,825
Block Financial, LLC, 3.875%, 8/15/30	3,112	3,213,418
Centene Corp.:
2.50%, 3/1/31	3,889	3,718,934
3.375%, 2/15/30	1,171	1,183,805
4.25%, 12/15/27	1,068	1,124,739
4.625%, 12/15/29	1,226	1,328,494
CVS Health Corp., 5.05%, 3/25/48	3,611	4,439,999
CVS Pass-Through Trust, 6.036%, 12/10/28	2,013	2,349,225
Ford Foundation (The), 2.415%, 6/1/50	1,695	1,536,650
Gilead Sciences, Inc., 2.60%, 10/1/40	2,500	2,302,464
Hikma Finance USA, LLC, 3.25%, 7/9/25(6)	2,038	2,111,877
Kraft Heinz Foods Co., 4.375%, 6/1/46	7,301	7,649,707
Royalty Pharma PLC:
3.30%, 9/2/40(1)	1,841	1,779,747
3.55%, 9/2/50(1)	2,772	2,648,664
Smithfield Foods, Inc.:
3.00%, 10/15/30(1)	238	237,135
5.20%, 4/1/29(1)	1,625	1,866,258
		$ 42,734,447
Energy — 2.1%
NuStar Logistics, L.P.:
4.75%, 2/1/22	2,929	$ 2,976,596
5.625%, 4/28/27	1,077	1,128,664
6.375%, 10/1/30	1,510	1,635,519
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	4,083	4,248,443
5.00%, 1/31/28(1)	4,269	4,614,469
		$ 14,603,691
Financial — 31.5%
AerCap Holdings N.V., 5.875% to 10/10/24, 10/10/79(9)	504	$ 519,271
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.625%, 10/15/27(7)	3,236	3,553,677
6.50%, 7/15/25	2,656	3,097,464
Affiliated Managers Group, Inc., 3.30%, 6/15/30	4,003	4,164,096
Air Lease Corp., 2.875%, 1/15/26	2,221	2,306,068
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	2,689	2,764,628
American Assets Trust, L.P., 3.375%, 2/1/31	4,214	4,149,373
Aon Corp., 2.80%, 5/15/30	1,313	1,343,843
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(9)	2,114	2,187,483

8
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Financial (continued)
Banco BTG Pactual S.A., 4.50%, 1/10/25(1)	2,800	$ 2,865,758
Banco Mercantil del Norte S.A.:
7.625% to 1/10/28(1)(9)(10)	495	543,369
8.375% to 10/14/30(1)(9)(10)	1,195	1,395,085
Banco Santander S.A., 3.80%, 2/23/28	2,460	2,657,077
Bank of America Corp.:
1.898% to 7/23/30, 7/23/31(9)	3,250	3,055,427
2.456% to 10/22/24, 10/22/25(9)	8,000	8,389,804
2.676% to 6/19/40, 6/19/41(9)	7,757	7,278,051
Series Z, 6.50% to 10/23/24(7)(9)(10)	2,430	2,727,675
Bank of Montreal, 3.803% to 12/15/27, 12/15/32(9)	2,123	2,334,812
BankUnited, Inc., 5.125%, 6/11/30	4,255	4,809,492
BBVA Bancomer S.A./Texas, 5.125% to 1/18/28, 1/18/33(1)(9)	3,947	4,070,521
BNP Paribas S.A.:
1.904% to 9/30/27, 9/30/28(1)(9)	4,770	4,692,745
4.625% to 2/25/31(1)(7)(9)(10)	967	963,374
Brookfield Finance, Inc., 4.70%, 9/20/47	2,500	2,855,390
Capital One Financial Corp., 3.75%, 7/28/26	8,500	9,241,574
Charles Schwab Corp. (The):
4.00% to 12/1/30(9)(10)	3,211	3,160,427
Series G, 5.375% to 6/1/25(9)(10)	1,524	1,687,327
CI Financial Corp., 3.20%, 12/17/30	4,088	4,069,833
Citigroup, Inc.:
4.00% to 12/10/25(9)(10)	2,510	2,540,747
4.075% to 4/23/28, 4/23/29(9)	2,425	2,699,481
4.125%, 7/25/28	1,530	1,694,215
4.60%, 3/9/26	2,150	2,427,653
Citizens Financial Group, Inc., 2.638%, 9/30/32(1)	1,996	1,915,856
Commonwealth Bank of Australia, 3.61% to 9/12/29, 9/12/34(1)(9)	1,952	2,021,921
Credit Agricole S.A., 1.247% to 1/26/26, 1/26/27(1)(9)	1,632	1,597,287
Danske Bank A/S, 1.621% to 9/11/25, 9/11/26(1)(9)	3,504	3,469,063
Discover Bank:
3.45%, 7/27/26	2,745	2,972,644
4.682% to 8/9/23, 8/9/28(9)	2,672	2,852,133
Discover Financial Services, 6.125% to 6/23/25(9)(10)	2,508	2,793,285
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.75%, 9/15/30(1)	1,438	1,389,468
5.25%, 7/15/24(1)	3,000	3,103,440
6.00%, 4/15/25(1)	193	203,856
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	4,752	4,703,767
5.00%, 7/15/28(1)	763	781,129
Itau Unibanco Holding S.A., 3.875% to 1/15/26, 4/15/31(1)(9)	2,339	2,274,455
Security	Principal Amount (000's omitted)*	Value
Financial (continued)
JPMorgan Chase & Co.:
2.739% to 10/15/29, 10/15/30(9)	1,530	$ 1,556,738
2.956% to 5/13/30, 5/13/31(9)	1,386	1,413,314
4.203% to 7/23/28, 7/23/29(9)	2,600	2,944,143
Series S, 6.75% to 2/1/24(9)(10)	4,327	4,739,291
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	2,450	2,484,537
Lloyds Banking Group PLC, 2.438% to 2/5/25, 2/5/26(9)	1,642	1,701,454
Macquarie Bank, Ltd.:
3.052% to 3/3/31, 3/3/36(1)(9)	5,184	4,970,425
3.624%, 6/3/30(1)	1,776	1,819,157
Mastercard, Inc., 1.90%, 3/15/31	2,320	2,283,483
MetLife, Inc., 4.05%, 3/1/45	1,850	2,102,058
Nationwide Building Society:
4.00%, 9/14/26(1)	2,435	2,670,734
4.125% to 10/18/27, 10/18/32(1)(9)	1,400	1,511,532
Newmark Group, Inc., 6.125%, 11/15/23	3,997	4,394,915
Radian Group, Inc.:
4.875%, 3/15/27	6,565	6,926,075
6.625%, 3/15/25	1,344	1,508,412
Regions Financial Corp., 5.75% to 6/15/25(9)(10)	1,630	1,799,112
Santander UK Group Holdings PLC, 1.532% to 8/21/25, 8/21/26(9)	4,317	4,284,301
SITE Centers Corp., 3.625%, 2/1/25	3,000	3,135,912
Societe Generale S.A.:
1.488% to 12/14/25, 12/14/26(1)(9)	3,400	3,343,165
5.375% to 11/18/30(1)(7)(9)(10)	1,859	1,917,094
Standard Chartered PLC:
4.75%, 1/14/31(1)(7)	651	649,128
6.00% to 7/26/25(1)(9)(10)	2,173	2,366,071
Stifel Financial Corp., 4.00%, 5/15/30	3,254	3,520,591
Synchrony Financial, 4.50%, 7/23/25	1,263	1,401,304
Synovus Bank/Columbus, GA:
2.289% to 2/10/22, 2/10/23(9)	2,150	2,168,786
4.00% to 10/29/25, 10/29/30(9)	2,376	2,508,486
Synovus Financial Corp.:
3.125%, 11/1/22	2,262	2,338,940
5.90% to 2/7/24, 2/7/29(9)	1,589	1,717,985
Truist Financial Corp., 5.10% to 3/1/30(9)(10)	3,231	3,530,837
UBS Group AG, 4.375% to 2/10/31(1)(7)(9)(10)	3,883	3,840,287
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(9)	995	1,056,161
5.861% to 6/19/27, 6/19/32(1)(9)	2,100	2,327,938
Visa, Inc., 2.00%, 8/15/50(7)	2,390	1,937,794
Welltower, Inc., 2.75%, 1/15/31	1,245	1,239,868

9
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Financial (continued)
Westpac Banking Corp., 2.668% to 11/15/30, 11/15/35(9)		4,016	$ 3,815,802
			$222,249,874
Industrial — 5.3%
AP Moller - Maersk A/S, 4.50%, 6/20/29(1)		3,005	$ 3,330,049
Cemex SAB de CV, 7.375%, 6/5/27(1)		548	621,295
Ellaktor Value PLC, 6.375%, 12/15/24(1)	EUR	1,109	1,212,739
FedEx Corp., 4.55%, 4/1/46		3,625	4,116,683
Flowserve Corp., 3.50%, 10/1/30		1,561	1,589,612
Hexcel Corp., 4.20%, 2/15/27		1,616	1,692,002
Jabil, Inc.:
3.00%, 1/15/31		6,070	6,035,820
3.60%, 1/15/30		1,729	1,813,380
Johnson Controls International PLC, 4.625%, 7/2/44		1,275	1,500,519
nVent Finance S.a.r.l.:
3.95%, 4/15/23		1,094	1,142,746
4.55%, 4/15/28		4,750	5,035,782
Owens Corning:
3.95%, 8/15/29		1,607	1,770,305
4.30%, 7/15/47		1,391	1,510,277
4.40%, 1/30/48		1,540	1,683,923
Valmont Industries, Inc., 5.00%, 10/1/44		4,100	4,471,449
			$ 37,526,581
Technology — 3.3%
DXC Technology Co.:
4.125%, 4/15/25		2,062	$ 2,244,009
4.75%, 4/15/27		6,224	6,953,840
Microsoft Corp., 2.525%, 6/1/50		3,650	3,330,264
Oracle Corp., 3.60%, 4/1/40		1,800	1,811,420
Seagate HDD Cayman, 5.75%, 12/1/34		8,113	9,218,518
			$ 23,558,051
Utilities — 6.0%
AES Corp. (The), 2.45%, 1/15/31(1)		4,947	$ 4,733,806
Clearway Energy Operating, LLC, 4.75%, 3/15/28(1)		1,953	2,033,717
Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30		2,882	3,087,101
Duquesne Light Holdings, Inc., 2.532%, 10/1/30(1)		1,573	1,510,815
Enel Finance International NV, 3.625%, 5/25/27(1)		2,669	2,891,120
Engie Energia Chile S.A., 3.40%, 1/28/30(1)		3,460	3,587,899
MidAmerican Energy Co., 3.15%, 4/15/50		1,650	1,624,597
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(1)		136	143,650
4.50%, 9/15/27(1)		7,928	8,591,970
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)		1,162	1,111,955
Security	Principal Amount (000's omitted)*	Value
Utilities (continued)
Northern States Power Co., 2.60%, 6/1/51	3,800	$ 3,413,128
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	3,374	3,435,154
Sempra Energy, 4.875% to 10/15/25(9)(10)	3,035	3,255,038
Terraform Global Operating, LLC, 6.125%, 3/1/26(1)	2,795	2,874,825
		$ 42,294,775
Total Corporate Bonds (identified cost $473,109,384)		$484,722,108

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(11)(12)	$1,500	$ 1,456,755
Total High Social Impact Investments (identified cost $1,500,000)		$ 1,456,755

Preferred Stocks — 2.9%

Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
AGNC Investment Corp.:
Series C, 7.00% to 10/15/22(7)(9)	24,000	$ 608,640
Series F, 6.125% to 4/15/25(9)	142,500	3,371,550
		$ 3,980,190
Oil, Gas & Consumable Fuels — 0.6%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(9)	213,932	$ 4,466,900
		$ 4,466,900
Real Estate Management & Development — 1.0%
Brookfield Property Partners, L.P.:
Series A, 5.75%	73,000	$ 1,812,590
Series A2, 6.375%(7)	212,000	5,450,520
		$ 7,263,110
Wireless Telecommunication Services — 0.7%
United States Cellular Corp.:
5.50%	109,600	$ 2,792,608
6.25%	87,200	2,276,792
		$ 5,069,400
Total Preferred Stocks (identified cost $20,746,012)		$ 20,779,600

10
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Senior Floating-Rate Loans — 3.8%(13)

Borrower/Description	Principal Amount (000's omitted)	Value
Building and Development — 0.2%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$1,247	$ 1,224,659
		$ 1,224,659
Business Equipment and Services — 0.2%
CCC Information Services, Inc., Term Loan, 4/29/24(14)	$1,623	$ 1,623,338
		$ 1,623,338
Cable and Satellite Television — 0.1%
UPC Broadband Holding B.V.:
Term Loan, 1/31/29(14)	$500	$ 499,330
Term Loan, 1/31/29(14)	500	499,331
		$ 998,661
Drugs — 0.3%
PPD, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 1/13/28	$1,800	$ 1,794,515
		$ 1,794,515
Electronics/Electrical — 1.2%
Banff Merger Sub, Inc., Term Loan, 3.859%, (1 mo. USD LIBOR + 3.75%), 10/2/25	$1,476	$ 1,471,292
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	1,448	1,448,331
MA FinanceCo., LLC, Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 6/21/24	198	196,062
Seattle Spinco, Inc., Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 6/21/24	1,339	1,324,055
SS&C European Holdings S.a.r.l., Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 4/16/25	445	441,216
SS&C Technologies, Inc., Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 4/16/25	606	600,503
Ultimate Software Group, Inc. (The), Term Loan, 3.859%, (1 mo. USD LIBOR + 3.75%), 5/4/26	1,662	1,661,971
VS Buyer, LLC, Term Loan, 3.109%, (1 mo. USD LIBOR + 3.00%), 2/28/27	998	996,234
		$ 8,139,664
Equipment Leasing — 0.1%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$645	$ 644,037
		$ 644,037
Borrower/Description	Principal Amount (000's omitted)	Value
Health Care — 0.4%
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (USD LIBOR + 2.50%, Floor 1.00%), 3/1/24(15)	$1,636	$ 1,635,576
Ortho-Clinical Diagnostics S.A., Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 6/30/25	1,000	999,609
		$ 2,635,185
Insurance — 0.6%
Asurion, LLC:
Term Loan, 3.109%, (1 mo. USD LIBOR + 3.00%), 11/3/23	$1,863	$ 1,859,522
Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 12/23/26	888	883,151
USI, Inc., Term Loan, 3.203%, (3 mo. USD LIBOR + 3.00%), 5/16/24	1,655	1,638,425
		$ 4,381,098
Leisure Goods/Activities/Movies — 0.2%
Bombardier Recreational Products, Inc., Term Loan, 2.109%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$1,150	$ 1,139,441
		$ 1,139,441
Lodging and Casinos — 0.0%(16)
ESH Hospitality, Inc., Term Loan, 2.109%, (1 mo. USD LIBOR + 2.00%), 9/18/26	$238	$ 237,019
		$ 237,019
Telecommunications — 0.5%
CenturyLink, Inc., Term Loan, 2.359%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$1,671	$ 1,653,815
Level 3 Financing, Inc., Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 3/1/27	411	406,836
Ziggo Financing Partnership, Term Loan, 2.606%, (1 mo. USD LIBOR + 2.50%), 4/30/28	1,680	1,665,184
		$ 3,725,835
Total Senior Floating-Rate Loans (identified cost $26,626,026)		$ 26,543,452

11
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Taxable Municipal Obligations — 0.4%

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.3%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.984%, 6/1/33	$1,000	$ 1,035,660
3.034%, 6/1/34	720	735,552
		$ 1,771,212
Water and Sewer — 0.1%
San Diego County Water Authority, CA, Green Bonds, 1.951%, 5/1/34	$1,120	$ 1,056,518
		$ 1,056,518
Total Taxable Municipal Obligations (identified cost $2,840,000)		$ 2,827,730

U.S. Treasury Obligations — 0.6%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 8/15/40	$3,166	$ 2,575,590
1.375%, 11/15/40	647	550,557
U.S. Treasury Notes, 0.125%, 12/31/22	753	752,750
Total U.S. Treasury Obligations (identified cost $4,454,335)		$ 3,878,897

Short-Term Investments — 3.6%
Other — 2.0%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(17)	14,195,299	$ 14,196,718
Total Other (identified cost $14,196,718)		$ 14,196,718
Securities Lending Collateral — 1.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(18)	11,615,275	$ 11,615,275
Total Securities Lending Collateral (identified cost $11,615,275)		$ 11,615,275
Total Short-Term Investments (identified cost $25,811,993)		$ 25,811,993
Total Investments — 100.8% (identified cost $701,936,873)		$710,973,883
Other Assets, Less Liabilities — (0.8)%		$ (5,794,225)
Net Assets — 100.0%		$705,179,658

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2021, the aggregate value of these securities is $293,363,503 or 41.6% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2021.
(3)	Step coupon security. Interest rate represents the rate in effect at March 31, 2021.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2021.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021 (see Note 8).
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2021, the aggregate value of these securities is $4,041,517 or 0.6% of the Fund's net assets.
(7)	All or a portion of this security was on loan at March 31, 2021. The aggregate market value of securities on loan at March 31, 2021 was $17,051,481.

12
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

(8)	When-issued security.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(11)	May be deemed to be an affiliated company (see Note 8).
(12)	Restricted security. Total market value of restricted securities amounts to $1,456,755, which represents 0.2% of the net assets of the Fund as of March 31, 2021.
(13)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(14)	This Senior Loan will settle after March 31, 2021, at which time the interest rate will be determined.
(15)	The stated interest rate represents the weighted average interest rate at March 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(16)	Amount is less than 0.05%.
(17)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
March 31, 2021.
(18)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,549,380	EUR	1,273,171	State Street Bank and Trust Company	5/28/21	$ 54,712	$ —
						$54,712	$ —
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	108	Long	6/30/21	$ 23,838,469	$ (24,649)
U.S. 5-Year Treasury Note	148	Long	6/30/21	18,262,969	(233,817)
U.S. Long Treasury Bond	58	Long	6/21/21	8,966,438	(403,390)
U.S. Ultra-Long Treasury Bond	154	Long	6/21/21	27,907,687	(1,644,967)
U.S. 10-Year Treasury Note	(4)	Short	6/21/21	(523,750)	3,418
U.S. Ultra 10-Year Treasury Note	(183)	Short	6/21/21	(26,294,813)	932,190
					$(1,371,215)
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$1,500,000
13
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar
14
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2021
Statement of Assets and Liabilities (Unaudited)

March 31, 2021
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $676,740,637) - including $17,051,481 of securities on loan	$ 686,603,828
Investments in securities of affiliated issuers, at value (identified cost $25,196,236)	24,370,055
Receivable for open forward foreign currency exchange contracts	54,712
Cash	2,231,640
Deposits at broker for futures contracts	1,296,114
Receivable for investments sold	16,155,853
Receivable for capital shares sold	1,788,463
Dividends and interest receivable	4,681,683
Dividends and interest receivable - affiliated	18,977
Securities lending income receivable	3,753
Tax reclaims receivable	12,637
Trustees' deferred compensation plan	426,005
Total assets	$ 737,643,720
Liabilities
Payable for variation margin on open futures contracts	$ 200,695
Payable for investments purchased	17,745,415
Payable for when-issued securities	881,312
Payable for capital shares redeemed	855,923
Distributions payable	101,456
Deposits for securities loaned	11,615,275
Payable to affiliates:
Investment advisory fee	237,898
Administrative fee	71,369
Distribution and service fees	64,785
Sub-transfer agency fee	22,307
Trustees' deferred compensation plan	426,005
Accrued expenses	241,622
Total liabilities	$ 32,464,062
Net Assets	$ 705,179,658
Sources of Net Assets
Paid-in capital	$ 900,217,582
Accumulated loss	(195,037,924)
Total	$ 705,179,658
Class A Shares
Net Assets	$ 271,403,412
Shares Outstanding	15,490,620
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 17.52
Maximum Offering Price Per Share (100 ÷ 96.25 of net asset value per share)	$ 18.20
Class C Shares
Net Assets	$ 8,323,869
Shares Outstanding	475,510
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 17.51
15
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2021
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2021
Class I Shares
Net Assets	$425,452,377
Shares Outstanding	24,226,918
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 17.56

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
16
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2021
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2021
Investment Income
Dividend income	$ 685,996
Dividend income - affiliated issuers	9,174
Interest and other income (net of foreign taxes withheld of $2,870)	11,950,977
Interest income - affiliated issuers	27,965
Securities lending income, net	11,213
Total investment income	$12,685,325
Expenses
Investment advisory fee	$ 1,343,546
Administrative fee	403,064
Distribution and service fees:
Class A	346,313
Class C	44,055
Trustees' fees and expenses	14,881
Custodian fees	9,785
Transfer agency fees and expenses	307,873
Accounting fees	75,282
Professional fees	24,027
Registration fees	41,028
Reports to shareholders	29,480
Miscellaneous	19,607
Total expenses	$ 2,658,941
Net investment income	$10,026,384
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 5,891,830
Investment securities - affiliated issuers	(1,156)
Futures contracts	(3,457,915)
Foreign currency transactions	1,904
Forward foreign currency exchange contracts	(38,872)
Net realized gain	$ 2,395,791
Change in unrealized appreciation (depreciation):
Investment securities	$ 2,855,438
Investment securities - affiliated issuers	104,553
Futures contracts	(1,099,529)
Foreign currency	(1,467)
Forward foreign currency exchange contracts	45,139
Net change in unrealized appreciation (depreciation)	$ 1,904,134
Net realized and unrealized gain	$ 4,299,925
Net increase in net assets from operations	$14,326,309
17
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2021
Statements of Changes in Net Assets

	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 10,026,384	$ 19,672,254
Net realized gain	2,395,791	19,874,297
Net change in unrealized appreciation (depreciation)	1,904,134	(12,093,165)
Net increase in net assets from operations	$ 14,326,309	$ 27,453,386
Distributions to shareholders:
Class A	$ (3,948,581)	$ (8,649,907)
Class C	(92,153)	(265,133)
Class I	(5,986,639)	(10,263,439)
Total distributions to shareholders	$ (10,027,373)	$ (19,178,479)
Tax return of capital to shareholders:
Class A	$ —	$ (239,578)
Class C	—	(7,201)
Class I	—	(296,518)
Total tax return of capital to shareholders	$ —	$ (543,297)
Capital share transactions:
Class A	$ (8,649,900)	$ (6,010,294)
Class C	(1,436,065)	(2,039,859)
Class I	72,349,690	80,199,795
Net increase in net assets from capital share transactions	$ 62,263,725	$ 72,149,642
Net increase in net assets	$ 66,562,661	$ 79,881,252
Net Assets
At beginning of period	$ 638,616,997	$ 558,735,745
At end of period	$705,179,658	$638,616,997
18
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2021
Financial Highlights

	Class A
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 17.37	$ 17.11	$ 15.91	$ 16.55	$ 16.68	$ 15.89
Income (Loss) From Operations
Net investment income(1)	$ 0.25	$ 0.55	$ 0.56	$ 0.51	$ 0.51	$ 0.49(2)
Net realized and unrealized gain (loss)	0.15	0.26	1.22	(0.64)	(0.13)	0.80
Total income (loss) from operations	$ 0.40	$ 0.81	$ 1.78	$ (0.13)	$ 0.38	$ 1.29
Less Distributions
From net investment income	$ (0.25)	$ (0.54)	$ (0.58)	$ (0.51)	$ (0.51)	$ (0.50)
Tax return of capital	—	(0.01)	—	—	—	—
Total distributions	$ (0.25)	$ (0.55)	$ (0.58)	$ (0.51)	$ (0.51)	$ (0.50)
Net asset value — End of period	$ 17.52	$ 17.37	$ 17.11	$ 15.91	$ 16.55	$ 16.68
Total Return(3)	2.31% (4)	4.83%	11.45%	(0.79)%	2.35%	8.26%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$271,403	$277,617	$279,886	$264,987	$312,318	$404,793
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.92% (6)	0.94%	0.97%	0.98%	1.04%	1.08%
Net expenses	0.92% (6)	0.94%	0.96%	0.98%	1.01%	1.05%
Net investment income	2.81% (6)	3.21%	3.47%	3.17%	3.11%	3.05% (2)
Portfolio Turnover	26% (4)	74%	57%	66%	76%	155%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to less than $0.005 per share and less than 0.005% of average net assets.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
19
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2021
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 17.36	$ 17.10	$ 15.91	$ 16.55	$ 16.68	$ 15.89
Income (Loss) From Operations
Net investment income(1)	$ 0.19	$ 0.42	$ 0.44	$ 0.39	$ 0.38	$ 0.37(2)
Net realized and unrealized gain (loss)	0.14	0.26	1.22	(0.64)	(0.13)	0.80
Total income (loss) from operations	$ 0.33	$ 0.68	$ 1.66	$ (0.25)	$ 0.25	$ 1.17
Less Distributions
From net investment income	$ (0.18)	$ (0.41)	$ (0.47)	$ (0.39)	$ (0.38)	$ (0.38)
Tax return of capital	—	(0.01)	—	—	—	—
Total distributions	$ (0.18)	$ (0.42)	$ (0.47)	$ (0.39)	$ (0.38)	$ (0.38)
Net asset value — End of period	$17.51	$17.36	$ 17.10	$ 15.91	$ 16.55	$ 16.68
Total Return(3)	1.92% (4)	4.06%	10.65%	(1.54)%	1.54%	7.44%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 8,324	$ 9,655	$11,623	$37,072	$53,549	$80,683
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.67% (6)	1.69%	1.73%	1.74%	1.80%	1.85%
Net expenses	1.67% (6)	1.69%	1.72%	1.74%	1.80%	1.81%
Net investment income	2.12% (6)	2.46%	2.78%	2.40%	2.34%	2.29% (2)
Portfolio Turnover	26% (4)	74%	57%	66%	76%	155%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to less than $0.005 per share and less than 0.005% of average net assets.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
20
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2021
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 17.41	$ 17.16	$ 15.94	$ 16.57	$ 16.70	$ 15.91
Income (Loss) From Operations
Net investment income(1)	$ 0.28	$ 0.59	$ 0.61	$ 0.58	$ 0.57	$ 0.56(2)
Net realized and unrealized gain (loss)	0.14	0.25	1.23	(0.66)	(0.13)	0.80
Total income (loss) from operations	$ 0.42	$ 0.84	$ 1.84	$ (0.08)	$ 0.44	$ 1.36
Less Distributions
From net investment income	$ (0.27)	$ (0.57)	$ (0.62)	$ (0.55)	$ (0.57)	$ (0.57)
Tax return of capital	—	(0.02)	—	—	—	—
Total distributions	$ (0.27)	$ (0.59)	$ (0.62)	$ (0.55)	$ (0.57)	$ (0.57)
Net asset value — End of period	$ 17.56	$ 17.41	$ 17.16	$ 15.94	$ 16.57	$ 16.70
Total Return(3)	2.43% (4)	5.03%	11.81%	(0.48)%	2.76%	8.70%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$425,452	$351,345	$267,226	$199,288	$48,504	$35,670
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.67% (6)	0.69%	0.72%	0.72%	0.64%	0.65%
Net expenses	0.67% (6)	0.69%	0.68%	0.64%	0.62%	0.64%
Net investment income	3.13% (6)	3.45%	3.74%	3.58%	3.49%	3.47% (2)
Portfolio Turnover	26% (4)	74%	57%	66%	76%	155%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to less than $0.005 per share and less than 0.005% of average net assets.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
21
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2021
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Income Fund (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to maximize income, to the extent consistent with preservation of capital, through investment in bonds and income-producing securities. The Fund invests primarily in investment grade, U.S. dollar-denominated debt securities.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
22

Calvert
Income Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 82,041,592	$ —	$ 82,041,592
Collateralized Mortgage Obligations	—	25,779,464	—	25,779,464
Commercial Mortgage-Backed Securities	—	33,146,561	—	33,146,561
Common Stocks	2,056,091	—	—	2,056,091
Convertible Bonds	—	1,929,640	—	1,929,640
Corporate Bonds	—	484,722,108	—	484,722,108
High Social Impact Investments	—	1,456,755	—	1,456,755
Preferred Stocks	20,779,600	—	—	20,779,600
Senior Floating-Rate Loans	—	26,543,452	—	26,543,452
Taxable Municipal Obligations	—	2,827,730	—	2,827,730
U.S. Treasury Obligations	—	3,878,897	—	3,878,897
Short-Term Investments:
Other	—	14,196,718	—	14,196,718
Securities Lending Collateral	11,615,275	—	—	11,615,275
Total Investments	$34,450,966	$676,522,917	$ —	$710,973,883
Forward Foreign Currency Exchange Contracts	$ —	$ 54,712	$ —	$ 54,712
Futures Contracts	935,608	—	—	935,608
Total	$35,386,574	$676,577,629	$ —	$711,964,203
Liability Description
Futures Contracts	$ (2,306,823)	$ —	$ —	$ (2,306,823)
Total	$ (2,306,823)	$ —	$ —	$ (2,306,823)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign interest, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a
23

Calvert
Income Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
F  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
G  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
H  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
I  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
J  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
24

Calvert
Income Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

K   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
L  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
M  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
N  Interim Financial Statements— The interim financial statements relating to March 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and CRM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the “New Agreement”) with CRM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund's investment advisory agreement with CRM in effect prior to March 1, 2021), the fee is computed at the following annual rates of the Fund’s average daily net assets: 0.40% on the first $2 billion, 0.375% on the next $5.5 billion, 0.35% on the next $2.5 billion and 0.325% over $10 billion of the Fund’s average daily net assets, and is payable monthly. For the six months ended March 31, 2021, the investment advisory fee amounted to $1,343,546 or 0.40% (annualized) of the Fund's average daily net assets. The Fund may invest its cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.95%, 1.70% and 0.70% for Class A, Class C and Class I, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2022. For the six months ended March 31, 2021, no expenses were waived or reimbursed by CRM.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C and Class I and is payable monthly. For the six months ended March 31, 2021, CRM was paid administrative fees of $403,064.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2021 amounted to $346,313 and $44,055 for Class A shares and Class C shares, respectively.
25

Calvert
Income Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

The Fund was informed that EVD received $14,380 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2021. The Fund was also informed that EVD received $30,400 and $594 of contingent deferred sales charges (CDSC) paid by Class A and Class C shareholders, respectively, for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2021, sub-transfer agency fees and expenses incurred to EVM amounted to $44,608 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 ($20,000 prior to January 1, 2021) annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM. Prior to December 31, 2020, an Advisory Council aided the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The Advisory Council consisted of CRM’s Chief Executive Officer and three additional members. For the year ended December 31, 2020, each member (other than CRM’s Chief Executive Officer) was compensated $20,000 for their service on the Advisory Council. Such compensation, and any other compensation and/or expenses incurred by the Advisory Council as may be approved by the Board, was borne by the Calvert funds. For the six months ended March 31, 2021, the Fund’s allocated portion of the Advisory Council compensation and fees was $571, which is included in miscellaneous expense on the Statement of Operations.
3  Investment Activity
During the six months ended March 31, 2021, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities, paydowns and principal repayments on senior floating-rate loans, were $209,274,575 and $142,115,245, respectively. Purchases and sales of U.S. government and agency securities were $25,696,012 and $31,891,543, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2020, the Fund, for federal income tax purposes, had deferred capital losses of $205,887,964 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2020, $205,887,964 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2021, as determined on a federal income tax basis, were as follows:
Aggregate cost	$701,436,547
Gross unrealized appreciation	$ 24,470,879
Gross unrealized depreciation	(16,250,046)
Net unrealized appreciation	$ 8,220,833
5  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2021 is included in the Schedule of Investments. At March 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
26

Calvert
Income Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Foreign Exchange Risk: During the six months ended March 31, 2021, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Interest Rate Risk: During the six months ended March 31, 2021, the Fund used futures contracts to hedge interest rate risk and to manage duration.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2021, the Fund had no open derivatives with credit-related contingent features in a net liability position.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between the Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
At March 31, 2021, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:
Risk	Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Foreign exchange	Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	$ 54,712	$ —
Interest rate	Futures contracts	Accumulated loss	935,608 (1)	(2,306,823) (1)
Total			$990,320	$(2,306,823)
Derivatives not subject to master netting agreement			$935,608	$(2,306,823)
Total Derivatives subject to master netting agreement			$ 54,712	$ —

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets as of March 31, 2021.
27

Calvert
Income Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
State Street Bank and Trust Company	$54,712	$ —	$ —	$ —	$54,712

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended March 31, 2021 was as follows:
Statement of Operations Caption	Foreign exchange	Interest rate	Total
Net realized gain (loss):
Forward foreign currency exchange contracts	$ (38,872)	$ —	$ (38,872)
Futures contracts	—	(3,457,915)	(3,457,915)
Total	$(38,872)	$(3,457,915)	$(3,496,787)
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$ 45,139	$ —	$ 45,139
Futures contracts	—	(1,099,529)	(1,099,529)
Total	$ 45,139	$(1,099,529)	$(1,054,390)
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended March 31, 2021, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*
$88,568,000	$30,841,000	$2,236,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2021, the total value of securities on loan, including accrued interest, was $17,367,586 and the total value of collateral received was $17,715,892, comprised of cash of $11,615,275 and U.S. government and/or agencies securities of $6,100,617.
28

Calvert
Income Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2021.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$ 11,575,825	$ —	$ —	$ —	$ 11,575,825
Preferred Stocks	39,450	—	—	—	39,450
Total	$11,615,275	$ —	$ —	$ —	$11,615,275
The carrying amount of the liability for deposits for securities loaned at March 31, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2021.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended March 31, 2021.
8  Affiliated Issuers and Funds
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. CRM’s President and Chief Executive Officer (and the only director/trustee on the Fund Board that is an “interested person” of the Fund) serves on the CIC Board. In addition, another director/trustee on the Fund Board serves as a director emeritus on the CIC Board.
In addition to the Notes, the Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At March 31, 2021, the value of the Fund's investment in the Notes and affiliated issuers and funds was $24,370,055, which represents 3.5% of the Fund's net assets. Transactions in the Notes and affiliated issuers and funds by the Fund for the six months ended March 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust, Series 2019-BPR, Class B, 2.206%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)	$ —	$ —	$ —	$ —	$ 135,759	$ 6,096,218	$ 13,032	$ 6,576,000
Morgan Stanley Capital I Trust, Series 2019-BPR, Class C, 3.156%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)	—	—	—	—	10,883	2,620,364	8,308	3,045,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(2)	—	1,500,000	—	—	(43,245)	1,456,755	6,625	1,500,000
29

Calvert
Income Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$19,594,365	$123,397,742	$(128,795,389)	$ (1,156)	$ 1,156	$ 14,196,718	$ 9,174	$ 14,195,299
Totals				$(1,156)	$104,553	$24,370,055	$37,139

(1)	May be deemed to be an affiliated issuer as of March 1, 2021 (see Note 2).
(2)	Restricted security.
9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares for the six months ended March 31, 2021 and the year ended September 30, 2020 were as follows:
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	714,899	$ 12,684,169	1,710,842	$ 29,200,927
Reinvestment of distributions	196,217	3,483,399	459,014	7,826,610
Shares redeemed	(1,494,701)	(26,462,660)	(2,624,873)	(44,412,137)
Converted from Class C	92,182	1,645,192	82,458	1,374,306
Net decrease	(491,403)	$ (8,649,900)	(372,559)	$ (6,010,294)
Class C
Shares sold	60,412	$ 1,075,307	155,026	$ 2,653,709
Reinvestment of distributions	4,749	84,199	13,712	233,571
Shares redeemed	(53,691)	(950,379)	(209,684)	(3,552,833)
Converted to Class A	(92,242)	(1,645,192)	(82,514)	(1,374,306)
Net decrease	(80,772)	$ (1,436,065)	(123,460)	$ (2,039,859)
Class I
Shares sold	6,340,588	$113,073,142	9,893,065	$169,303,485
Reinvestment of distributions	325,802	5,796,844	593,838	10,149,786
Shares redeemed	(2,619,437)	(46,520,296)	(5,883,019)	(99,253,476)
Net increase	4,046,953	$ 72,349,690	4,603,884	$ 80,199,795
10  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
30

Calvert
Income Fund
March 31, 2021
Joint Special Meeting of Shareholders (Unaudited)

Calvert Income Fund (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Calvert funds on February 19, 2021 in order to approve a new investment advisory agreement with Calvert Research and Management to serve as the Fund’s investment adviser (the “Proposal”). The shareholder meeting results are as follows:
Number of Shares(1)
For	Against	Abstain (2)	Broker Non-Votes(2)
18,573,617.779	223,066.285	967,375.112	0
(1) Fractional shares were voted proportionately.
(2) Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.
31

Calvert
Income Fund
March 31, 2021
Board of Trustees' Contract Approval

Overview of the Board Evaluation Process
Even though the following description of the Board’s consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Calvert Income Fund.
Fund	Investment Adviser	Investment Sub-Adviser
Calvert Income Fund	Calvert Research and Management	None
Following the public announcement of Morgan Stanley’s planned acquisition of Eaton Vance Corp. (“EVC”) and its affiliates (the “Transaction”), the Board members who are not “interested persons” (as defined in the 1940 Act) of the Funds or CRM (the “Independent Board Members”), met on October 8, 2020 with their independent legal counsel. During that meeting, the Independent Board Members preliminarily discussed the Transaction and the implications of the Transaction on the Funds and CRM. At the request of the Independent Board Members, their counsel discussed the various actions that they and the Funds’ shareholders would be asked to take in connection with the Transaction, including requesting information from CRM and Morgan Stanley concerning the Transaction and its implications for the Funds.
On October 14, 2020, during a telephonic meeting of the Boards, senior representatives of CRM provided an overview of the Transaction and Morgan Stanley to the Independent Board Members and their counsel. The senior representatives of CRM also discussed the anticipated benefits of the Transaction to CRM and the Funds. They also indicated that they expected that the operations of CRM and the Funds would be maintained substantially in their current forms after the Closing of the Transaction.
In connection with the proposed Transaction, the Independent Board Members, assisted by their independent legal counsel, requested extensive information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Request for Information”).
On November 18, 2020, during a telephonic meeting of the Boards, senior representatives of CRM discussed certain matters related to the Transaction with the Independent Board Members and their counsel. The senior representatives of CRM indicated that CRM and Morgan Stanley were in the process of preparing a response to the Request for Information and that senior representatives of CRM and Morgan Stanley would be prepared to discuss their response and any other matters related to the Transaction with the Independent Board Members at the Boards’ December 8, 2020 meeting.
On December 1, 2020, during a video conference meeting, the Independent Board Members reviewed CRM’s and Morgan Stanley’s response to the Request for Information (the “Response”) and discussed the information contained in the Response amongst themselves and with their counsel. During that meeting, the Independent Board Members received advice from their independent legal counsel regarding their responsibilities in evaluating the possible Transaction and new investment advisory agreements and new investment sub-advisory agreements (the “New Agreements”). Following that meeting, the Independent Board Members, assisted by their counsel, requested additional information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Supplemental Request for Information”).
In connection with the proposed Transaction and their consideration of the New Agreements, the Board members, including all of the Independent Board Members, met with senior representatives of EVC, CRM and Morgan Stanley at a meeting held on December 8, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders and any remaining matters concerning the Response and CRM’s and Morgan Stanley’s response to the Supplemental Request for Information. During the meeting, senior representatives of Morgan Stanley made presentations to, and responded to questions from, the Board members. After the presentations and discussions with senior representatives of EVC, CRM and Morgan Stanley, the Independent Board Members met in executive session with their counsel to consider the Transaction, the New Agreements and related matters.
Each Board’s evaluation of the New Agreements included consideration of the information provided specifically in regard to the New Agreements as well as, where relevant, information that previously had been provided to the Board in connection with the most recent annual contract renewal of the Funds’ current contractual arrangements at a meeting held on March 4, 2020.
In the course of its deliberations regarding the New Agreements, the Board members considered the following factors, among others: the nature, extent and quality of the services to be provided by CRM, its affiliates and the Sub-Advisers, including the personnel who would be providing such services; Morgan Stanley’s financial condition; the proposed advisory and sub-advisory fees; comparative fee and expense information for the Funds and for comparable funds managed by CRM and its affiliates; the anticipated profitability of the Funds to CRM and its affiliates; the direct and indirect benefits, if any, to be derived by Morgan Stanley, CRM, and their affiliates from their relationship with the Funds; the effect of each Fund’s projected growth and size on each Fund’s performance and expenses; and CRM’s and the Sub-Advisers’ compliance programs.
In considering the nature, extent, and quality of the services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Agreements, the Board members took into account information relating to CRM’s and the Sub-Advisers’ operations and personnel, including, among other information, biographical information on their investment, supervisory, and professional staff, as applicable, and descriptions of their organizational and management structure. The Board members considered the investment strategies used in managing the Funds and the performance of other funds managed by the investment teams at CRM and its affiliates that would be managing the Funds. The Board members also took into account, as applicable, CRM’s and the Sub-Advisers’ proposed staffing and overall resources. CRM’s administrative capabilities were also considered. The Board members concluded that they were satisfied with the nature, extent and quality of services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Advisory Agreements.
32

Calvert
Income Fund
March 31, 2021
Board of Trustees' Contract Approval — continued

In considering the management style and investment strategies that CRM and the Sub-Advisers, as applicable, proposed to use in managing the Funds, the Board members took into consideration certain comparative performance information for the Funds prepared by an independent data provider. The Board members also considered information regarding the financial condition of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry. The Board members took into account that the Funds’ investment objectives, investment strategies and portfolio managers were not expected to change after the Closing of the Transaction. Based upon their review, the Board members concluded that CRM and the Sub-Advisers, as applicable, are qualified to manage each Fund’s assets in accordance with the Funds’ investment objectives and investment strategies and that the investment strategies continued to be appropriate for pursuing each Fund’s investment objective(s).
In considering each Fund’s proposed fees and estimated expenses, the Board members considered certain comparative fee and expense data prepared by an independent data provider. The Board members also took into account that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members further took into account that no changes in the Funds’ current expense limitations were being proposed in connection with the Transaction. Based upon their review, the Board members concluded that the proposed advisory and sub-advisory fees were reasonable in view of the quality of services to be received by the Funds from CRM and the Sub-Advisers, as applicable.
In reviewing the anticipated profitability of the advisory fees to CRM and its affiliates, the Board members considered the fact that affiliates of CRM would be providing shareholder servicing, administrative, distribution, and sub-advisory services to the Funds for which they would receive compensation. The Board also took into account whether CRM had the financial wherewithal to provide services to the Funds. The Board also considered that CRM and Morgan Stanley would likely derive benefits to their reputations and other indirect benefits from their relationship with the Funds. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the anticipated profitability of the Funds to the Sub-Advisers was not a material factor in the Board’s deliberations concerning the entering into of the New Agreements. Based upon its review, the Board concluded that CRM’s and its affiliates’ anticipated level of profitability from their relationship with the Funds was reasonable.
The Board members considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board members took into account management’s discussion of the Funds’ proposed advisory and sub-advisory fees, noting that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members also noted that the advisory and sub-advisory fee schedules for certain Funds will contain one or more breakpoints that will reduce the respective advisory and sub-advisory fee rates on assets above specified levels as the applicable Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Funds that did not currently have such breakpoints in their advisory and sub-advisory fee schedules. The Board members determined that adding breakpoints at specified levels to the advisory and sub-advisory fee schedules of the Funds that did not currently have breakpoints would not be appropriate at this time. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the Board did not consider the potential economies of scale from the Sub-Advisers’ management of the Funds to be a material factor in the Board’s deliberations concerning the entering into of the New Agreements. The Board members noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.
In considering the approval of the New Agreements, the Board members also considered the following matters:
i. their belief that the Transaction will benefit the Funds;
ii. CRM’s and the Sub-Advisers’ intentions to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies, which, where applicable, includes continuing to manage the Fund pursuant to responsible investment criteria as described in the Fund’s prospectus;
iii. the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;
iv. Morgan Stanley’s commitment to maintain the investment autonomy of CRM;
v. Morgan Stanley’s and CRM’s commitment to maintaining the nature, quality and extent of services provided to the Funds by CRM and its affiliates following the Closing of the Transaction;
vi. Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;
vii. confirmation that the current senior management team at CRM has indicated its strong support of the Transaction; and
viii. a commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction.
In approving the New Agreements, the Board members did not identify any single factor as controlling, and each Board member may have attributed different weight to various factors.
The Board members reached the following conclusions regarding the New Agreements, among others: (a) CRM and the Sub-Advisers have demonstrated that they possess the capability and resources to perform the duties required of them under the New Agreements; (b) CRM and the Sub-Advisers are qualified to manage the applicable Fund’s assets in accordance with such Fund’s investment objective(s) and investment strategies; (c) CRM’s and the
33

Calvert
Income Fund
March 31, 2021
Board of Trustees' Contract Approval — continued

Sub-Advisers’ proposed investment strategies are appropriate for pursuing the applicable Fund’s investment objective(s); and (d) the proposed advisory and sub-advisory fees are reasonable in view of the quality of the services to be received by each Fund from CRM and the Sub-Advisers, as applicable. Based upon the foregoing considerations, at the meeting of the Board held on December 8, 2020, the Board members, including all of the Independent Board Members, unanimously approved the New Agreements and determined to recommend their approval to the shareholders of the Funds. In voting its approval of the New Agreements at the meeting, the Board relied on an order issued by the SEC in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.
34

Calvert
Income Fund
March 31, 2021
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Trustee and President
35

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

36

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
37

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
38

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24178     3.31.21

Calvert
High Yield Bond Fund
Semiannual Report
March 31, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2021
Calvert
High Yield Bond Fund

Calvert
High Yield Bond Fund
March 31, 2021
Performance

Portfolio Managers Stephen C. Concannon, CFA and Raphael A. Leeman, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	07/09/2001	07/09/2001	5.09%	17.36%	5.83%	5.14%
Class A with 3.75% Maximum Sales Charge	—	—	1.16	12.95	5.02	4.74
Class C at NAV	10/31/2011	07/09/2001	4.68	16.50	5.05	4.29
Class C with 1% Maximum Sales Charge	—	—	3.68	15.50	5.05	4.29
Class I at NAV	07/09/2001	07/09/2001	5.22	17.66	6.15	5.52
Class R6 at NAV	02/01/2019	07/09/2001	5.26	17.75	6.18	5.53

ICE BofA U.S. High Yield Index	—	—	7.44%	23.31%	7.93%	6.31%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	1.04%	1.79%	0.79%	0.73%
Net	1.02	1.77	0.77	0.71
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
High Yield Bond Fund
March 31, 2021
Fund Profile

Asset Allocation (% of total investments)

Credit Quality (% of bond and loan holdings)*

* For purposes of the Fund's rating restrictions, ratings are based on the average of Moody's Investor Service, Inc. (“Moody's”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S& P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

See Endnotes and Additional Disclosures in this report.
3

Calvert
High Yield Bond Fund
March 31, 2021
Endnotes and Additional Disclosures

[1]	ICE BofA U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C is linked to Class A and the performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/22. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
4

Calvert
High Yield Bond Fund
March 31, 2021
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2020 to March 31, 2021).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/20)	Ending Account Value (3/31/21)	Expenses Paid During Period* (10/1/20 – 3/31/21)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,050.90	$5.22 **	1.02%
Class C	$1,000.00	$1,046.80	$9.03 **	1.77%
Class I	$1,000.00	$1,052.20	$3.94 **	0.77%
Class R6	$1,000.00	$1,052.60	$3.63 **	0.71%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.85	$5.14 **	1.02%
Class C	$1,000.00	$1,016.11	$8.90 **	1.77%
Class I	$1,000.00	$1,021.09	$3.88 **	0.77%
Class R6	$1,000.00	$1,021.39	$3.58 **	0.71%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2020.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
High Yield Bond Fund
March 31, 2021
Schedule of Investments (Unaudited)

Common Stocks — 0.9%

Security	Shares	Value
Broadcasting — 0.1%
iHeartMedia, Inc., Class A(1)	26,112	$ 473,933
		$ 473,933
Building Materials — 0.3%
AZEK Co., Inc. (The)(1)	30,122	$ 1,266,630
		$ 1,266,630
Diversified Media — 0.0%(2)
Clear Channel Outdoor Holdings, Inc.(1)	62,252	$ 112,053
		$ 112,053
Utilities — 0.5%
NextEra Energy Partners, L.P.	24,500	$ 1,785,560
		$ 1,785,560
Total Common Stocks (identified cost $2,387,112)		$ 3,638,176

Convertible Bonds — 0.0%(2)

Security	Principal Amount (000's omitted)	Value
Leisure — 0.0%(2)
Royal Caribbean Cruises, Ltd., 4.25%, 6/15/23(3)	$75	$ 105,787
Total Convertible Bonds (identified cost $75,000)		$ 105,787

Convertible Preferred Stocks — 0.8%

Security	Shares	Value
Environmental — 0.5%
GFL Environmental, Inc., 6.00%, 3/15/23	23,000	$ 1,876,110
		$ 1,876,110
Healthcare — 0.3%
Becton Dickinson and Co., 6.00%, 6/1/23(4)	25,930	$ 1,392,960
		$ 1,392,960
Total Convertible Preferred Stocks (identified cost $2,568,216)		$ 3,269,070

Corporate Bonds — 90.3%

Security	Principal Amount (000's omitted)*		Value
Aerospace — 0.6%
Moog, Inc., 4.25%, 12/15/27(3)		1,329	$ 1,357,241
Science Applications International Corp., 4.875%, 4/1/28(3)		1,127	1,166,975
			$ 2,524,216
Air Transportation — 1.2%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(3)		2,152	$ 2,242,255
5.75%, 4/20/29(3)		1,152	1,226,765
Delta Air Lines, Inc., 7.375%, 1/15/26		496	580,556
Delta Air Lines, Inc./SkyMiles IP, Ltd.:
4.50%, 10/20/25(3)		343	366,334
4.75%, 10/20/28(3)		344	374,366
			$ 4,790,276
Automotive & Auto Parts — 5.5%
Clarios Global, L.P.:
4.375%, 5/15/26(5)	EUR	772	$ 939,998
6.25%, 5/15/26(3)		467	496,556
6.75%, 5/15/25(3)		202	216,397
8.50%, 5/15/27(3)		1,491	1,607,149
Ford Motor Co.:
4.75%, 1/15/43		1,109	1,118,593
7.45%, 7/16/31		1,422	1,795,567
8.50%, 4/21/23		976	1,089,460
9.00%, 4/22/25		1,171	1,419,720
9.625%, 4/22/30		490	684,601
Ford Motor Credit Co., LLC:
1.104%, (3 mo. USD LIBOR + 0.88%), 10/12/21(6)		1,000	995,275
2.90%, 2/16/28		241	231,842
3.096%, 5/4/23		374	380,545
3.37%, 11/17/23		511	524,414
3.813%, 10/12/21		200	202,498
3.815%, 11/2/27		242	245,176
4.00%, 11/13/30		1,519	1,508,732
4.125%, 8/17/27		3,341	3,453,759
4.25%, 9/20/22		200	207,208
4.271%, 1/9/27		236	245,293
5.125%, 6/16/25(4)		405	437,906
5.596%, 1/7/22		200	205,966
Navistar International Corp., 6.625%, 11/1/25(3)		1,671	1,735,801
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(3)		1,312	1,356,280
Tesla, Inc., 5.30%, 8/15/25(3)		1,810	1,880,318
			$ 22,979,054

6
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Banks & Thrifts — 1.5%
CIT Bank NA, 2.969% to 9/27/25(7)	1,000	$ 1,053,125
CIT Group, Inc., 6.125%, 3/9/28	670	804,710
Citigroup, Inc., 6.25% to 8/15/26(7)(8)	1,000	1,145,000
JPMorgan Chase & Co., Series HH, 4.60% to 2/1/25(7)(8)	3,066	3,104,325
		$ 6,107,160
Broadcasting — 4.7%
Beasley Mezzanine Holdings, LLC, 8.625%, 2/1/26(3)	1,000	$ 1,007,500
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(3)	1,423	1,026,339
Entercom Media Corp., 6.75%, 3/31/29(3)	1,710	1,778,956
iHeartCommunications, Inc.:
5.25%, 8/15/27(3)	500	515,150
6.375%, 5/1/26	26	27,077
8.375%, 5/1/27	2,217	2,380,786
Netflix, Inc.:
4.375%, 11/15/26(4)	500	559,250
4.875%, 6/15/30(3)	2,417	2,786,293
5.375%, 11/15/29(3)	707	836,947
Scripps Escrow II, Inc., 5.375%, 1/15/31(3)	1,397	1,389,142
Scripps Escrow, Inc., 5.875%, 7/15/27(3)	1,794	1,859,032
Sirius XM Radio, Inc.:
3.875%, 8/1/22(3)	1,000	1,005,000
4.125%, 7/1/30(3)	1,967	1,971,721
4.625%, 7/15/24(3)	453	467,201
5.00%, 8/1/27(3)	338	355,074
TEGNA, Inc.:
4.625%, 3/15/28	438	446,486
4.75%, 3/15/26(3)	220	233,750
5.00%, 9/15/29	1,001	1,039,739
		$ 19,685,443
Building Materials — 2.1%
Boise Cascade Co., 4.875%, 7/1/30(3)	1,000	$ 1,049,375
Builders FirstSource, Inc., 5.00%, 3/1/30(3)	1,676	1,759,465
Masonite International Corp., 5.375%, 2/1/28(3)	1,161	1,234,073
SRM Escrow Issuer, LLC, 6.00%, 11/1/28(3)	1,917	2,012,610
Standard Industries, Inc.:
4.375%, 7/15/30(3)	495	500,215
4.75%, 1/15/28(3)	2,000	2,075,700
5.00%, 2/15/27(3)	195	203,653
		$ 8,835,091
Security	Principal Amount (000's omitted)*		Value
Cable/Satellite TV — 6.7%
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/23(3)		1,000	$ 1,011,690
4.25%, 2/1/31(3)		763	765,648
4.50%, 8/15/30(3)		1,318	1,344,960
4.50%, 5/1/32(3)		273	276,754
4.75%, 3/1/30(3)		2,313	2,399,737
5.375%, 6/1/29(3)		1,000	1,073,640
5.75%, 2/15/26(3)		408	421,464
CSC Holdings, LLC:
3.375%, 2/15/31(3)		442	417,137
4.125%, 12/1/30(3)		927	921,698
4.625%, 12/1/30(3)		1,224	1,205,640
5.50%, 5/15/26(3)		2,000	2,064,500
5.75%, 1/15/30(3)		1,052	1,109,334
5.875%, 9/15/22		2,000	2,115,560
6.50%, 2/1/29(3)		200	221,375
6.75%, 11/15/21		1,000	1,028,125
7.50%, 4/1/28(3)		1,200	1,325,022
DISH DBS Corp.:
5.875%, 7/15/22		1,000	1,045,500
6.75%, 6/1/21		285	287,565
7.75%, 7/1/26(4)		260	287,300
Radiate Holdco, LLC/Radiate Finance, Inc.:
4.50%, 9/15/26(3)		1,000	1,013,750
6.50%, 9/15/28(3)		1,087	1,149,856
UPC Holding B.V., 5.50%, 1/15/28(3)		766	793,059
Virgin Media Finance PLC, 5.00%, 7/15/30(3)		1,152	1,152,000
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(3)		332	345,107
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(5)	GBP	553	788,572
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(3)		255	259,717
Ziggo B.V.:
4.875%, 1/15/30(3)		721	738,311
5.50%, 1/15/27(3)		797	831,347
Ziggo Bond Co. B.V., 6.00%, 1/15/27(3)		1,420	1,483,012
			$ 27,877,380
Capital Goods — 0.7%
Colfax Corp., 6.375%, 2/15/26(3)		750	$ 798,986
Hillman Group, Inc. (The), 6.375%, 7/15/22(3)		1,445	1,447,709
NESCO Holdings II, Inc., 5.50%, 4/15/29(3)(9)		470	482,714
			$ 2,729,409

7
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Chemicals — 1.0%
Compass Minerals International, Inc., 6.75%, 12/1/27(3)		2,340	$ 2,507,755
WR Grace & Co-Conn, 4.875%, 6/15/27(3)		1,723	1,785,803
			$ 4,293,558
Consumer Products — 1.2%
Edgewell Personal Care Co., 5.50%, 6/1/28(3)		954	$ 1,008,745
Energizer Holdings, Inc.:
4.375%, 3/31/29(3)		857	861,285
4.75%, 6/15/28(3)		700	722,785
Prestige Brands, Inc.:
3.75%, 4/1/31(3)		288	275,400
5.125%, 1/15/28(3)		1,116	1,172,319
Spectrum Brands, Inc.:
5.00%, 10/1/29(3)(4)		629	665,168
5.50%, 7/15/30(3)		302	323,706
5.75%, 7/15/25		60	61,950
			$ 5,091,358
Containers — 1.6%
ARD Finance S.A.:
5.00%, (5.00% cash or 5.75% PIK), 6/30/27(5)(10)	EUR	1,080	$ 1,297,918
6.50%, (6.50% cash or 7.25% PIK), 6/30/27(3)(10)		593	623,391
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.125%, 8/15/26(3)		1,000	1,025,980
5.25%, 8/15/27(3)		490	500,329
5.25%, 8/15/27(3)		928	947,562
Berry Global, Inc.:
4.50%, 2/15/26(3)		110	112,956
5.125%, 7/15/23		143	144,788
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		1,165	1,239,997
Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		190	197,505
Silgan Holdings, Inc., 2.25%, 6/1/28	EUR	311	366,433
			$ 6,456,859
Diversified Financial Services — 1.5%
AG Issuer, LLC, 6.25%, 3/1/28(3)		1,385	$ 1,452,519
Ally Financial, Inc., 4.25%, 4/15/21		1,000	1,001,026
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(3)		1,378	1,425,369
MSCI, Inc.:
3.625%, 9/1/30(3)		1,178	1,199,875
3.875%, 2/15/31(3)(4)		552	564,420
Security	Principal Amount (000's omitted)*	Value
Diversified Financial Services (continued)
Quicken Loans, LLC/Quicken Loans Co-Issuer, Inc., 3.625%, 3/1/29(3)	596	$ 574,767
		$ 6,217,976
Diversified Media — 3.1%
Arches Buyer, Inc.:
4.25%, 6/1/28(3)	669	$ 669,050
6.125%, 12/1/28(3)(4)	967	997,823
Cars.com, Inc., 6.375%, 11/1/28(3)	1,608	1,680,360
Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(3)(4)	850	842,244
Clear Channel Worldwide Holdings, Inc.:
5.125%, 8/15/27(3)	509	512,563
9.25%, 2/15/24	2,407	2,508,515
National CineMedia, LLC:
5.75%, 8/15/26	679	593,147
5.875%, 4/15/28(3)	818	762,785
Nielsen Co. Luxembourg S.a.r.l. (The), 5.00%, 2/1/25(3)	500	512,187
Nielsen Finance, LLC/Nielsen Finance Co.:
5.625%, 10/1/28(3)	224	235,900
5.875%, 10/1/30(3)	224	243,180
Terrier Media Buyer, Inc., 8.875%, 12/15/27(3)	2,019	2,176,331
TripAdvisor, Inc., 7.00%, 7/15/25(3)	1,103	1,194,963
		$ 12,929,048
Energy — 2.7%
AmeriGas Partners, L.P./AmeriGas Finance Corp.:
5.50%, 5/20/25	500	$ 545,000
5.75%, 5/20/27	1,000	1,092,905
Archrock Partners, L.P./Archrock Partners Finance Corp.:
6.25%, 4/1/28(3)	1,259	1,281,253
6.875%, 4/1/27(3)	500	522,500
Crestwood Midstream Partners, L.P./Crestwood Midstream Finance Corp.:
5.625%, 5/1/27(3)(4)	2,038	2,006,156
6.00%, 2/1/29(3)	1,000	986,875
Nabors Industries, Ltd.:
7.25%, 1/15/26(3)	213	177,190
7.50%, 1/15/28(3)	1,230	1,013,981
New Fortress Energy, Inc., 6.50%, 9/30/26(3)(9)	2,501	2,526,010
Precision Drilling Corp., 7.125%, 1/15/26(3)	1,000	972,835
		$ 11,124,705
Entertainment/Film — 0.8%
AMC Entertainment Holdings, Inc., 10.50%, 4/15/25(3)(4)	880	$ 936,650
Cinemark USA, Inc.:
4.875%, 6/1/23	500	497,912

8
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Entertainment/Film (continued)
Cinemark USA, Inc.: (continued)
5.125%, 12/15/22	750	$ 751,856
5.875%, 3/15/26(3)	244	250,451
8.75%, 5/1/25(3)	173	190,192
Live Nation Entertainment, Inc.:
3.75%, 1/15/28(3)	228	225,293
4.75%, 10/15/27(3)	395	398,581
		$ 3,250,935
Environmental — 2.5%
Clean Harbors, Inc., 5.125%, 7/15/29(3)	1,000	$ 1,064,565
Covanta Holding Corp.:
5.00%, 9/1/30	1,165	1,178,106
5.875%, 7/1/25	1,165	1,210,021
6.00%, 1/1/27	1,000	1,047,310
GFL Environmental, Inc.:
3.50%, 9/1/28(3)	1,538	1,493,783
3.75%, 8/1/25(3)	387	393,531
8.50%, 5/1/27(3)	1,478	1,630,419
Tervita Corp., 11.00%, 12/1/25(3)	1,444	1,642,550
Waste Pro USA, Inc., 5.50%, 2/15/26(3)	845	867,523
		$ 10,527,808
Food & Drug Retail — 0.9%
Albertsons Cos., LLC/Safeway, Inc./New Albertsons, L.P./Albertsons, LLC:
3.50%, 3/15/29(3)	226	$ 215,353
4.875%, 2/15/30(3)	1,360	1,399,440
5.875%, 2/15/28(3)	1,295	1,382,982
Fresh Market, Inc. (The), 9.75%, 5/1/23(3)	783	806,980
		$ 3,804,755
Food, Beverage & Tobacco — 3.7%
Central Garden & Pet Co.:
4.125%, 10/15/30	71	$ 71,843
5.125%, 2/1/28	1,075	1,137,952
Chobani LLC / Chobani Finance Corp., Inc., 4.625%, 11/15/28(3)	226	231,085
Kraft Heinz Foods Co.:
3.875%, 5/15/27	495	539,528
4.25%, 3/1/31	995	1,096,745
4.375%, 6/1/46	2,564	2,686,460
4.625%, 10/1/39	223	241,680
4.875%, 10/1/49	350	393,504
5.50%, 6/1/50	495	607,413
Security	Principal Amount (000's omitted)*		Value
Food, Beverage & Tobacco (continued)
Performance Food Group, Inc.:
5.50%, 10/15/27(3)		1,727	$ 1,809,188
6.875%, 5/1/25(3)(4)		231	247,026
Post Holdings, Inc.:
4.50%, 9/15/31(3)		1,824	1,806,216
4.625%, 4/15/30(3)		276	277,035
5.50%, 12/15/29(3)		500	536,038
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/1/29(3)		983	992,850
TreeHouse Foods, Inc., 4.00%, 9/1/28		1,028	1,037,195
US Foods, Inc., 4.75%, 2/15/29(3)		1,795	1,797,244
			$ 15,509,002
Healthcare — 10.8%
AdaptHealth, LLC:
4.625%, 8/1/29(3)		338	$ 336,733
6.125%, 8/1/28(3)		815	865,938
AMN Healthcare, Inc.:
4.00%, 4/15/29(3)		528	526,680
4.625%, 10/1/27(3)		977	1,000,814
Avantor Funding, Inc., 4.625%, 7/15/28(3)		1,412	1,476,401
Catalent Pharma Solutions, Inc., 2.375%, 3/1/28(5)	EUR	893	1,046,022
Centene Corp.:
2.50%, 3/1/31		993	949,576
3.00%, 10/15/30		938	937,615
3.375%, 2/15/30		1,026	1,037,219
4.25%, 12/15/27		339	357,010
4.625%, 12/15/29		1,093	1,184,375
5.375%, 6/1/26(3)		685	717,161
5.375%, 8/15/26(3)		545	576,283
Charles River Laboratories International, Inc., 4.25%, 5/1/28(3)		410	422,993
Cheplapharm Arzneimittel GmbH, 5.50%, 1/15/28(3)		344	357,767
DaVita, Inc.:
3.75%, 2/15/31(3)		1,455	1,390,405
4.625%, 6/1/30(3)		403	411,104
Emergent BioSolutions, Inc., 3.875%, 8/15/28(3)		545	533,759
Encompass Health Corp.:
4.50%, 2/1/28		362	371,343
4.625%, 4/1/31		405	419,681
4.75%, 2/1/30		1,142	1,176,707
Grifols S.A.:
1.625%, 2/15/25(5)	EUR	500	587,792
2.25%, 11/15/27(5)	EUR	465	552,799
HCA, Inc.:
3.50%, 9/1/30		1,033	1,042,939

9
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Healthcare (continued)
HCA, Inc.: (continued)
5.00%, 3/15/24		1,000	$ 1,113,116
5.375%, 9/1/26		1,405	1,586,772
5.625%, 9/1/28(4)		495	570,129
5.875%, 2/15/26		1,000	1,147,500
5.875%, 2/1/29		286	333,678
Hologic, Inc., 3.25%, 2/15/29(3)		469	464,017
IQVIA, Inc., 5.00%, 5/15/27(3)		700	740,432
Jaguar Holding Co. II/PPD Development, L.P.:
4.625%, 6/15/25(3)		493	515,150
5.00%, 6/15/28(3)		435	453,596
LifePoint Health, Inc.:
4.375%, 2/15/27(3)		1,488	1,461,960
5.375%, 1/15/29(3)		1,340	1,321,575
6.75%, 4/15/25(3)		301	320,565
Molina Healthcare, Inc.:
3.875%, 11/15/30(3)		1,506	1,553,063
4.375%, 6/15/28(3)		981	1,010,391
MPH Acquisition Holdings, LLC, 5.75%, 11/1/28(3)(4)		3,298	3,219,673
Owens & Minor, Inc., 4.50%, 3/31/29(3)		1,309	1,317,181
Prime Healthcare Services, Inc., 7.25%, 11/1/25(3)		652	696,825
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(3)		1,238	1,342,456
Team Health Holdings, Inc., 6.375%, 2/1/25(3)		1,920	1,701,466
Teleflex, Inc., 4.625%, 11/15/27		1,245	1,321,026
The Providence Service Corp., 5.875%, 11/15/25(3)		1,088	1,147,160
US Acute Care Solutions, LLC, 6.375%, 3/1/26(3)		1,367	1,419,971
Varex Imaging Corp., 7.875%, 10/15/27(3)		1,381	1,539,815
			$ 44,576,633
Homebuilders/Real Estate — 6.2%
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco LLC, 5.75%, 5/15/26(3)		1,190	$ 1,227,336
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.:
4.875%, 2/15/30(3)		1,257	1,258,961
6.25%, 9/15/27(3)		163	170,437
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(3)		1,140	1,189,875
Consus Real Estate AG, 9.625%, 5/15/24(5)	EUR	1,337	1,658,518
Ellaktor Value PLC, 6.375%, 12/15/24(5)	EUR	1,149	1,256,481
Empire Communities Corp., 7.00%, 12/15/25(3)		1,646	1,738,587
ESH Hospitality, Inc.:
4.625%, 10/1/27(3)(4)		451	477,559
5.25%, 5/1/25(3)		1,500	1,532,213
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(3)		2,219	2,291,117
Security	Principal Amount (000's omitted)*		Value
Homebuilders/Real Estate (continued)
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.75%, 9/15/30(3)		449	$ 433,846
6.00%, 4/15/25(3)		1,294	1,366,788
Iron Mountain, Inc.:
5.25%, 7/15/30(3)		805	831,605
5.625%, 7/15/32(3)		543	568,176
M/I Homes, Inc., 4.95%, 2/1/28		1,000	1,037,500
MDC Holdings, Inc., 6.00%, 1/15/43		383	484,112
Outfront Media Capital, LLC/Outfront Media Capital Corp.:
4.625%, 3/15/30(3)		1,067	1,028,321
6.25%, 6/15/25(3)		341	361,247
Pike Corp., 5.50%, 9/1/28(3)		1,195	1,218,900
Shea Homes, L.P./Shea Homes Funding Corp.:
4.75%, 2/15/28(3)		994	1,013,766
4.75%, 4/1/29(3)		722	732,108
Taylor Morrison Communities, Inc.:
5.125%, 8/1/30(3)		1,309	1,393,267
5.75%, 1/15/28(3)		306	338,031
5.875%, 6/15/27(3)		224	248,031
Vivion Investments S.a.r.l.:
3.00%, 8/8/24(4)(5)	EUR	1,500	1,716,569
3.50%, 11/1/25(5)	EUR	100	114,558
			$ 25,687,909
Hotels — 0.1%
Hilton Domestic Operating Co., Inc.:
5.375%, 5/1/25(3)		199	$ 209,945
5.75%, 5/1/28(3)		300	323,444
			$ 533,389
Insurance — 2.4%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(3)		2,629	$ 2,802,672
AmWINS Group, Inc., 7.75%, 7/1/26(3)		1,101	1,181,990
AssuredPartners, Inc., 5.625%, 1/15/29(3)		238	242,819
GTCR AP Finance, Inc., 8.00%, 5/15/27(3)		1,043	1,122,529
HUB International, Ltd., 7.00%, 5/1/26(3)		1,467	1,524,822
NFP Corp., 6.875%, 8/15/28(3)		1,435	1,490,606
USI, Inc., 6.875%, 5/1/25(3)		1,500	1,530,922
			$ 9,896,360
Leisure — 2.0%
Life Time, Inc.:
5.75%, 1/15/26(3)		565	$ 581,978
8.00%, 4/15/26(3)(4)		760	784,700
Powdr Corp., 6.00%, 8/1/25(3)		1,490	1,575,824

10
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Leisure (continued)
Royal Caribbean Cruises, Ltd.:
3.70%, 3/15/28(4)		491	$ 453,465
5.50%, 4/1/28(3)		1,567	1,576,794
Viking Cruises, Ltd.:
5.875%, 9/15/27(3)		1,946	1,905,864
6.25%, 5/15/25(3)		1,000	993,855
7.00%, 2/15/29(3)		360	371,592
Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(3)		231	233,957
			$ 8,478,029
Metals/Mining — 1.9%
Arconic Rolled Products Corp., 6.125%, 2/15/28(3)		1,000	$ 1,066,875
Constellium SE, 5.875%, 2/15/26(3)		1,070	1,104,641
Hudbay Minerals, Inc.:
4.50%, 4/1/26(3)		449	467,211
6.125%, 4/1/29(3)		1,461	1,563,270
Novelis Corp.:
4.75%, 1/30/30(3)		927	957,197
5.875%, 9/30/26(3)		1,000	1,045,000
Novelis Sheet Ingot GmbH, 3.375%, 4/15/29(5)	EUR	1,312	1,588,479
			$ 7,792,673
Paper — 0.6%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(3)		2,218	$ 2,327,514
			$ 2,327,514
Railroad — 0.4%
Watco Cos., LLC/Watco Finance Corp., 6.50%, 6/15/27(3)		1,450	$ 1,531,019
			$ 1,531,019
Restaurants — 1.5%
Dave & Buster's, Inc., 7.625%, 11/1/25(3)		2,227	$ 2,384,282
IRB Holding Corp.:
6.75%, 2/15/26(3)		1,233	1,277,696
7.00%, 6/15/25(3)		1,691	1,823,279
Yum! Brands, Inc., 3.625%, 3/15/31		562	540,925
			$ 6,026,182
Services — 5.1%
Allied Universal Holdco, LLC:
6.625%, 7/15/26(3)		939	$ 997,551
9.75%, 7/15/27(3)		1,047	1,150,590
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.:
5.25%, 3/15/25(3)		824	837,905
Security	Principal Amount (000's omitted)*	Value
Services (continued)
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.: (continued)
5.375%, 3/1/29(3)	461	$ 477,734
5.75%, 7/15/27(3)(4)	247	256,417
5.75%, 7/15/27(3)	325	339,276
6.375%, 4/1/24(3)	110	112,032
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(3)	1,500	1,536,472
frontdoor, Inc., 6.75%, 8/15/26(3)	1,000	1,066,250
Gartner, Inc.:
3.75%, 10/1/30(3)	333	330,662
4.50%, 7/1/28(3)	893	922,023
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(3)	1,480	1,547,185
GW B-CR Security Corp., 9.50%, 11/1/27(3)	879	974,424
Hertz Corp. (The):
5.50%, 10/15/24(3)	400	399,250
6.00%, 1/15/28(3)	223	223,976
6.25%, 10/15/22	636	633,218
Korn Ferry, 4.625%, 12/15/27(3)	1,145	1,170,762
LBM Acquisition, LLC, 6.25%, 1/15/29(3)	1,277	1,316,906
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	1,000	1,176,060
TMS International Corp., 7.25%, 8/15/25(3)	876	895,710
United Rentals North America, Inc., 3.875%, 11/15/27	2,000	2,075,000
Univar Solutions USA, Inc., 5.125%, 12/1/27(3)	1,118	1,165,303
WESCO Distribution, Inc. Co.:
7.125%, 6/15/25(3)	434	475,154
7.25%, 6/15/28(3)	1,137	1,270,939
		$ 21,350,799
Steel — 0.7%
Big River Steel, LLC/BRS Finance Corp., 6.625%, 1/31/29(3)	1,219	$ 1,330,018
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(3)(4)	1,654	1,662,270
		$ 2,992,288
Super Retail — 3.4%
Academy, Ltd., 6.00%, 11/15/27(3)	339	$ 357,645
Asbury Automotive Group, Inc.:
4.50%, 3/1/28	691	708,558
4.75%, 3/1/30	177	183,062
Burlington Coat Factory Warehouse Corp., 6.25%, 4/15/25(3)	413	438,296
CP Atlas Buyer, Inc., 7.00%, 12/1/28(3)	1,233	1,298,257
Group 1 Automotive, Inc., 4.00%, 8/15/28(3)	935	930,325
Ken Garff Automotive, LLC, 4.875%, 9/15/28(3)	1,490	1,491,304
L Brands, Inc.:
6.625%, 10/1/30(3)	446	510,079

11
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Super Retail (continued)
L Brands, Inc.: (continued)
6.75%, 7/1/36	196	$ 231,647
6.875%, 7/1/25(3)	193	214,582
6.875%, 11/1/35	1,107	1,320,972
6.95%, 3/1/33	244	272,670
7.60%, 7/15/37	88	102,300
9.375%, 7/1/25(3)	135	168,244
Lithia Motors, Inc.:
4.375%, 1/15/31(3)	651	676,923
4.625%, 12/15/27(3)	1,173	1,220,653
Penske Automotive Group, Inc., 3.50%, 9/1/25	540	552,377
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(3)	262	268,278
7.75%, 2/15/29(3)	732	793,268
Sonic Automotive, Inc., 6.125%, 3/15/27(4)	2,000	2,083,750
William Carter Co. (The):
5.50%, 5/15/25(3)	137	146,374
5.625%, 3/15/27(3)	229	242,311
		$ 14,211,875
Technology — 4.2%
Alliance Data Systems Corp., 4.75%, 12/15/24(3)	866	$ 890,356
Black Knight InfoServ, LLC, 3.625%, 9/1/28(3)	1,538	1,513,177
Booz Allen Hamilton, Inc., 3.875%, 9/1/28(3)	663	667,724
CDK Global, Inc., 5.25%, 5/15/29(3)	147	157,843
Crowdstrike Holdings, Inc., 3.00%, 2/15/29	225	220,264
Dell International, LLC/EMC Corp.:
5.85%, 7/15/25(3)	209	243,835
5.875%, 6/15/21(3)	293	293,732
6.10%, 7/15/27(3)	419	504,096
6.20%, 7/15/30(3)	210	261,039
7.125%, 6/15/24(3)	755	777,933
Endure Digital, Inc., 6.00%, 2/15/29(3)	1,620	1,585,413
Entegris, Inc.:
4.375%, 4/15/28(3)	393	406,224
4.625%, 2/10/26(3)	299	309,839
Go Daddy Operating Co., LLC/GD Finance Co., Inc., 5.25%, 12/1/27(3)	1,700	1,800,937
LogMeIn, Inc., 5.50%, 9/1/27(3)	1,829	1,917,030
ON Semiconductor Corp., 3.875%, 9/1/28(3)	767	789,933
Open Text Corp., 3.875%, 2/15/28(3)	345	347,898
Open Text Holdings, Inc., 4.125%, 2/15/30(3)	602	611,349
Presidio Holdings, Inc.:
4.875%, 2/1/27(3)	620	636,579
8.25%, 2/1/28(3)	1,025	1,117,891
Security	Principal Amount (000's omitted)*	Value
Technology (continued)
Seagate HDD Cayman, 3.125%, 7/15/29(3)	456	$ 441,271
Sensata Technologies, Inc.:
3.75%, 2/15/31(3)(4)	325	320,837
4.375%, 2/15/30(3)	199	208,826
SS&C Technologies, Inc., 5.50%, 9/30/27(3)	148	157,812
VM Consolidated, Inc., 5.50%, 4/15/29(3)	1,062	1,089,538
		$ 17,271,376
Telecommunications — 5.8%
CenturyLink, Inc.:
4.50%, 1/15/29(3)	1,087	$ 1,062,189
5.125%, 12/15/26(3)	1,000	1,054,630
Series W, 6.75%, 12/1/23	123	136,005
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(3)	1,788	1,906,527
DKT Finance ApS, 9.375%, 6/17/23(3)	500	516,525
Dycom Industries, Inc., 4.50%, 4/15/29(3)(9)	619	622,095
LCPR Senior Secured Financing DAC:
5.125%, 7/15/29(3)	531	541,684
6.75%, 10/15/27(3)	1,252	1,336,385
Level 3 Financing, Inc.:
3.75%, 7/15/29(3)	227	222,437
4.25%, 7/1/28(3)	2,738	2,771,705
Sprint Capital Corp., 6.875%, 11/15/28	500	631,423
Sprint Corp.:
7.125%, 6/15/24	1,000	1,152,510
7.25%, 9/15/21	1,000	1,026,350
7.625%, 3/1/26	1,000	1,226,215
7.875%, 9/15/23	1,943	2,223,278
Telecom Italia Capital S.A., 6.00%, 9/30/34	1,319	1,499,241
Telecom Italia SpA, 5.303%, 5/30/24(3)	366	396,964
T-Mobile USA, Inc.:
2.25%, 2/15/26	451	454,806
2.625%, 2/15/29	563	547,399
2.875%, 2/15/31	1,088	1,052,912
4.50%, 2/1/26(4)	245	251,125
4.75%, 2/1/28	275	292,742
6.00%, 4/15/24	270	272,363
Uniti Group, L.P./Uniti Group Finance, Inc./CSL Capital, LLC, 7.125%, 12/15/24(3)	1,250	1,288,281
ViaSat, Inc.:
5.625%, 4/15/27(3)	225	236,428
6.50%, 7/15/28(3)(4)	1,250	1,318,256
		$ 24,040,475

12
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Transport Excluding Air & Rail — 0.4%
XPO Logistics, Inc., 6.25%, 5/1/25(3)	1,500	$ 1,616,010
		$ 1,616,010
Utilities — 2.8%
Calpine Corp.:
4.625%, 2/1/29(3)	325	$ 317,132
5.00%, 2/1/31(3)	935	913,962
5.125%, 3/15/28(3)	2,756	2,772,715
Clearway Energy Operating, LLC, 4.75%, 3/15/28(3)	1,196	1,245,431
Drax Finco PLC, 6.625%, 11/1/25(3)	1,323	1,370,132
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(3)	14	14,787
4.50%, 9/15/27(3)	227	246,011
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(3)	1,310	1,333,744
TerraForm Power Operating, LLC:
4.25%, 1/31/23(3)	650	672,344
4.75%, 1/15/30(3)	1,000	1,040,520
5.00%, 1/31/28(3)	1,402	1,515,457
		$ 11,442,235
Total Corporate Bonds (identified cost $362,376,477)		$374,508,799

Preferred Stocks — 0.3%

Security	Shares	Value
Services — 0.3%
WESCO International, Inc., Series A	45,970	$ 1,414,957
Total Preferred Stocks (identified cost $1,291,567)		$ 1,414,957

Senior Floating-Rate Loans — 4.9%(11)

Borrower/Description	Principal Amount (000's omitted)	Value
Automotive & Auto Parts — 0.7%
Clarios Global, L.P., Term Loan, 3.358%, (1 mo. USD LIBOR + 3.25%), 4/30/26	$970	$ 965,805
Navistar International Corporation, Term Loan, 3.62%, (1 mo. USD LIBOR + 3.50%), 11/6/24	1,013	1,014,465
Truck Hero, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 1/31/28	817	817,000
		$ 2,797,270
Borrower/Description	Principal Amount (000's omitted)	Value
Building Materials — 0.1%(2)
Hillman Group, Inc. (The), Term Loan, 4.109%, (1 mo. USD LIBOR + 4.00%), 5/31/25	$176	$ 176,546
		$ 176,546
Capital Goods — 0.3%
Welbilt, Inc., Term Loan, 2.607%, (1 mo. USD LIBOR + 2.50%), 10/23/25	$1,434	$ 1,380,225
		$ 1,380,225
Diversified Media — 0.2%
Terrier Media Buyer, Inc., Term Loan, 3.609%, (1 mo. USD LIBOR + 3.50%), 12/17/26	$988	$ 980,042
		$ 980,042
Food, Beverage & Tobacco — 0.3%
Post Holdings, Inc., Term Loan, 10/21/24(12)	$1,093	$ 1,102,787
		$ 1,102,787
Healthcare — 0.4%
Envision Healthcare Corporation, Term Loan, 3.858%, (1 mo. USD LIBOR + 3.75%), 10/10/25	$859	$ 742,493
RegionalCare Hospital Partners Holdings, Inc., Term Loan, 3.859%, (1 mo. USD LIBOR + 3.75%), 11/16/25	371	370,971
Verscend Holding Corp., Term Loan, 8/27/25(12)	613	613,000
		$ 1,726,464
Hotels — 0.1%
Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24	$583	$ 561,385
		$ 561,385
Insurance — 0.7%
Asurion, LLC:
Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 7/31/27	$686	$ 681,784
Term Loan - Second Lien, 5.358%, (1 mo. USD LIBOR + 5.25%), 1/31/28	1,740	1,774,365
Sedgwick Claims Management Services, Inc., Term Loan, 3.358%, (1 mo. USD LIBOR + 3.25%), 12/31/25	435	429,380
		$ 2,885,529
Restaurants — 0.2%
IRB Holding Corp., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/15/27	$786	$ 785,258
		$ 785,258

13
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Services — 0.4%
AlixPartners, LLP, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 2/4/28	$739	$ 737,050
KAR Auction Services, Inc., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 9/19/26	985	968,173
		$ 1,705,223
Super Retail — 0.4%
CP Atlas Buyer, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 11/23/27	$135	$ 134,314
Petsmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/12/28	1,358	1,357,434
		$ 1,491,748
Technology — 1.1%
Endure Digital, Inc.:
Term Loan, 1/27/28(12)	$133	$ 132,771
Term Loan, 2/10/28(12)	554	552,500
LogMeIn, Inc.:
Term Loan, 8/31/27(12)	473	472,451
Term Loan, 4.853%, (1 mo. USD LIBOR + 4.75%), 8/31/27	527	525,868
RealPage, Inc., Term Loan, 2/17/28(12)	1,812	1,805,582
Riverbed Technology, Inc., Term Loan - Second Lien, 12.00%, (1 mo. USD LIBOR + 11.00%, Floor 1.00%), 7.50% cash, 4.50% PIK, 12/31/26	497	401,778
SS&C European Holdings S.a.r.l., Term Loan, 1.858%, (1 mo. USD LIBOR + 1.75%), 4/16/25	70	69,241
SS&C Technologies, Inc.:
Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 4/16/25	95	94,513
Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 4/16/25	440	436,291
		$ 4,490,995
Total Senior Floating-Rate Loans (identified cost $20,021,032)		$ 20,083,472

Warrants — 0.0%(2)

Security	Shares	Value
Broadcasting — 0.0%(2)
iHeartMedia, Inc., Exp. 5/1/39(1)	5,646	$ 102,475
Total Warrants (identified cost $93,576)		$ 102,475

Short-Term Investments — 6.2%

Other — 3.8%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(13)	15,742,705	$ 15,744,280
Total Other (identified cost $15,744,280)		$ 15,744,280

Securities Lending Collateral — 2.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(14)	9,851,179	$ 9,851,179
Total Securities Lending Collateral (identified cost $9,851,179)		$ 9,851,179
Total Short-Term Investments (identified cost $25,595,459)		$ 25,595,459
Total Investments — 103.4% (identified cost $414,408,439)		$428,718,195

Other Assets, Less Liabilities — (3.4)%	$(14,138,172)

Net Assets — 100.0%	$414,580,023

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2021, the aggregate value of these securities is $275,775,495 or 66.5% of the Fund's net assets.
(4)	All or a portion of this security was on loan at March 31, 2021. The aggregate market value of securities on loan at March 31, 2021 was $16,657,565.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2021, the aggregate value of these securities is $11,547,706 or 2.7% of the Fund's net assets.
(6)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2021.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	When-issued security.

14
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

(10)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer's discretion.
(11)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(12)	This Senior Loan will settle after March 31, 2021, at which time the interest rate will be determined.
(13)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
March 31, 2021.
(14)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	9,934,859	EUR	8,187,399	State Street Bank and Trust Company	4/30/21	$ 328,715	$ —
USD	1,533,814	EUR	1,300,766	State Street Bank and Trust Company	4/30/21	7,646	—
USD	56,027	EUR	46,739	State Street Bank and Trust Company	4/30/21	1,189	—
USD	40,224	EUR	33,378	State Street Bank and Trust Company	4/30/21	1,062	—
USD	781,919	GBP	571,243	State Street Bank and Trust Company	4/30/21	—	(5,660)
						$338,612	$(5,660)

Abbreviations:
LIBOR	– London Interbank Offered Rate
PIK	– Payment In Kind

Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
15
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2021
Statement of Assets and Liabilities (Unaudited)

March 31, 2021
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $398,664,159) - including $16,657,565 of securities on loan	$ 412,973,915
Investments in securities of affiliated issuers, at value (identified cost $15,744,280)	15,744,280
Receivable for open forward foreign currency exchange contracts	338,612
Cash	31,359
Cash denominated in foreign currency, at value (cost $513)	513
Receivable for investments sold	5,606,421
Receivable for capital shares sold	673,275
Dividends and interest receivable	5,045,344
Dividends receivable - affiliated	1,426
Securities lending income receivable	4,059
Tax reclaims receivable	1,696
Receivable from affiliate	11,211
Trustees' deferred compensation plan	152,843
Total assets	$440,584,954
Liabilities
Payable for open forward foreign currency exchange contracts	$ 5,660
Payable for investments purchased	6,459,804
Payable for when-issued securities	3,607,607
Payable for capital shares redeemed	5,449,289
Distributions payable	109,914
Deposits for securities loaned	9,851,179
Payable to affiliates:
Investment advisory fee	163,184
Administrative fee	40,796
Distribution and service fees	15,614
Sub-transfer agency fee	7,728
Trustees' deferred compensation plan	152,843
Accrued expenses	141,313
Total liabilities	$ 26,004,931
Net Assets	$414,580,023
Sources of Net Assets
Paid-in capital	$ 414,616,953
Accumulated loss	(36,930)
Total	$414,580,023
Class A Shares
Net Assets	$ 51,868,147
Shares Outstanding	1,898,284
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 27.32
Maximum Offering Price Per Share (100 ÷ 96.25 of net asset value per share)	$ 28.38
Class C Shares
Net Assets	$ 5,380,523
Shares Outstanding	193,885
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 27.75
16
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2021
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2021
Class I Shares
Net Assets	$312,804,567
Shares Outstanding	11,614,102
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 26.93
Class R6 Shares
Net Assets	$ 44,526,786
Shares Outstanding	1,652,649
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 26.94

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
17
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2021
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2021
Investment Income
Dividend income	$ 146,146
Dividend income - affiliated issuers	7,285
Interest and other income	9,172,309
Securities lending income, net	13,785
Total investment income	$ 9,339,525
Expenses
Investment advisory fee	$ 874,319
Administrative fee	218,580
Distribution and service fees:
Class A	63,949
Class C	26,786
Trustees' fees and expenses	7,811
Custodian fees	6,970
Transfer agency fees and expenses	164,289
Accounting fees	40,817
Professional fees	21,624
Registration fees	43,063
Reports to shareholders	14,930
Miscellaneous	15,038
Total expenses	$ 1,498,176
Waiver and/or reimbursement of expenses by affiliate	$ (12,183)
Net expenses	$ 1,485,993
Net investment income	$ 7,853,532
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 2,470,046
Investment securities - affiliated issuers	(442)
Foreign currency transactions	14,898
Forward foreign currency exchange contracts	(294,672)
Net realized gain	$ 2,189,830
Change in unrealized appreciation (depreciation):
Investment securities	$ 7,229,317
Investment securities - affiliated issuers	442
Foreign currency	(6,860)
Forward foreign currency exchange contracts	273,594
Net change in unrealized appreciation (depreciation)	$ 7,496,493
Net realized and unrealized gain	$ 9,686,323
Net increase in net assets from operations	$17,539,855
18
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2021
Statements of Changes in Net Assets

	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 7,853,532	$ 11,136,701
Net realized gain (loss)	2,189,830	(2,598,215)
Net change in unrealized appreciation (depreciation)	7,496,493	3,001,998
Net increase in net assets from operations	$ 17,539,855	$ 11,540,484
Distributions to shareholders:
Class A	$ (1,097,156)	$ (2,299,606)
Class C	(94,396)	(158,948)
Class I	(6,478,938)	(9,437,095)
Class R6	(492,727)	(6,439)
Total distributions to shareholders	$ (8,163,217)	$ (11,902,088)
Capital share transactions:
Class A	$ 769,131	$ (360,409)
Class C	128,052	1,225,417
Class I	31,700,192	123,339,654
Class R6	43,544,439	178,331
Net increase in net assets from capital share transactions	$ 76,141,814	$124,382,993
Net increase in net assets	$ 85,518,452	$124,021,389
Net Assets
At beginning of period	$ 329,061,571	$ 205,040,182
At end of period	$414,580,023	$329,061,571
19
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2021
Financial Highlights

	Class A
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 26.56	$ 27.20	$ 26.73	$ 27.67	$ 27.30	$ 26.32
Income (Loss) From Operations
Net investment income(1)	$ 0.56	$ 1.15	$ 1.24	$ 1.23	$ 1.30	$ 1.43
Net realized and unrealized gain (loss)	0.78	(0.56)	0.49	(0.96)	0.36	0.96
Total income from operations	$ 1.34	$ 0.59	$ 1.73	$ 0.27	$ 1.66	$ 2.39
Less Distributions
From net investment income	$ (0.58)	$ (1.23)	$ (1.26)	$ (1.21)	$ (1.29)	$ (1.41)
Total distributions	$ (0.58)	$ (1.23)	$ (1.26)	$ (1.21)	$ (1.29)	$ (1.41)
Net asset value — End of period	$ 27.32	$ 26.56	$ 27.20	$ 26.73	$ 27.67	$ 27.30
Total Return(2)	5.09% (3)	2.30%	6.70%	1.00%	6.23%	9.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$51,868	$49,682	$51,273	$51,118	$61,471	$71,817
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.03% (5)	1.04%	1.07%	1.10%	1.21%	1.34%
Net expenses	1.02% (5)	1.02%	1.04%	1.07%	1.07%	1.07%
Net investment income	4.12% (5)	4.36%	4.65%	4.53%	4.74%	5.41%
Portfolio Turnover	22% (3)	49%	39%	49%	67%	129%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
20
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2021
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 26.98	$ 27.62	$ 27.14	$ 28.07	$ 27.68	$ 26.67
Income (Loss) From Operations
Net investment income(1)	$ 0.46	$ 0.96	$ 1.05	$ 1.04	$ 1.11	$ 1.22
Net realized and unrealized gain (loss)	0.80	(0.55)	0.50	(0.97)	0.36	0.98
Total income from operations	$ 1.26	$ 0.41	$ 1.55	$ 0.07	$ 1.47	$ 2.20
Less Distributions
From net investment income	$ (0.49)	$ (1.05)	$ (1.07)	$ (1.00)	$ (1.08)	$ (1.19)
Total distributions	$ (0.49)	$ (1.05)	$ (1.07)	$ (1.00)	$ (1.08)	$ (1.19)
Net asset value — End of period	$27.75	$26.98	$27.62	$27.14	$28.07	$27.68
Total Return(2)	4.68% (3)	1.58%	5.89%	0.27%	5.43%	8.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 5,381	$ 5,106	$ 3,977	$ 4,476	$ 5,507	$ 5,572
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.78% (5)	1.79%	1.82%	1.85%	2.38%	2.28%
Net expenses	1.77% (5)	1.77%	1.79%	1.82%	1.82%	1.91%
Net investment income	3.36% (5)	3.58%	3.91%	3.77%	3.98%	4.58%
Portfolio Turnover	22% (3)	49%	39%	49%	67%	129%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
21
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2021
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 26.18	$ 26.80	$ 26.35	$ 27.27	$ 26.93	$ 25.98
Income (Loss) From Operations
Net investment income(1)	$ 0.58	$ 1.18	$ 1.29	$ 1.30	$ 1.37	$ 1.49
Net realized and unrealized gain (loss)	0.78	(0.52)	0.47	(0.94)	0.35	0.96
Total income from operations	$ 1.36	$ 0.66	$ 1.76	$ 0.36	$ 1.72	$ 2.45
Less Distributions
From net investment income	$ (0.61)	$ (1.28)	$ (1.31)	$ (1.28)	$ (1.38)	$ (1.50)
Total distributions	$ (0.61)	$ (1.28)	$ (1.31)	$ (1.28)	$ (1.38)	$ (1.50)
Net asset value — End of period	$ 26.93	$ 26.18	$ 26.80	$ 26.35	$ 27.27	$ 26.93
Total Return(2)	5.22% (3)	2.59%	6.93%	1.35%	6.57%	9.81%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$312,805	$274,030	$149,733	$125,471	$76,980	$80,815
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.78% (5)	0.79%	0.82%	0.85%	0.79%	0.92%
Net expenses	0.77% (5)	0.77%	0.76%	0.74%	0.74%	0.74%
Net investment income	4.35% (5)	4.53%	4.92%	4.87%	5.06%	5.76%
Portfolio Turnover	22% (3)	49%	39%	49%	67%	129%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
22
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2021
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,	Period Ended September 30,
		2020	2019 (1)
Net asset value — Beginning of period	$ 26.19	$ 26.81	$ 25.96
Income (Loss) From Operations
Net investment income(2)	$ 0.60	$ 1.17	$ 0.85
Net realized and unrealized gain (loss)	0.77	(0.49)	0.86
Total income from operations	$ 1.37	$ 0.68	$ 1.71
Less Distributions
From net investment income	$ (0.62)	$ (1.30)	$ (0.86)
Total distributions	$ (0.62)	$ (1.30)	$ (0.86)
Net asset value — End of period	$ 26.94	$26.19	$26.81
Total Return(3)	5.26% (4)	2.66%	6.67% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$44,527	$ 244	$ 57
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.72% (6)	0.73%	0.74% (6)
Net expenses	0.71% (6)	0.71%	0.71% (6)
Net investment income	4.48% (6)	4.51%	4.85% (6)
Portfolio Turnover	22% (4)	49%	39% (7)

(1)	For the period from the commencement of operations, February 1, 2019, to September 30, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	For the year ended September 30, 2019.
23
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2021
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert High Yield Bond Fund (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek high current income and capital appreciation, secondarily. The Fund invests primarily in high-yield, high-risk bonds, with varying maturities.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
24

Calvert
High Yield Bond Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2021, based on the inputs used to value them:
Asset Description	Level 1(1)	Level 2	Level 3	Total
Common Stocks	$ 3,638,176(1)	$ —	$ —	$ 3,638,176
Convertible Bonds	—	105,787	—	105,787
Convertible Preferred Stocks	3,269,070	—	—	3,269,070
Corporate Bonds	—	374,508,799	—	374,508,799
Preferred Stocks	1,414,957	—	—	1,414,957
Senior Floating-Rate Loans	—	20,083,472	—	20,083,472
Warrants	102,475	—	—	102,475
Short-Term Investments:
Other	—	15,744,280	—	15,744,280
Securities Lending Collateral	9,851,179	—	—	9,851,179
Total Investments	$18,275,857	$410,442,338	$ —	$428,718,195
Forward Foreign Currency Exchange Contracts	$ —	$ 338,612	$ —	$ 338,612
Total	$18,275,857	$410,780,950	$ —	$429,056,807
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (5,660)	$ —	$ (5,660)
Total	$ —	$ (5,660)	$ —	$ (5,660)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign interest, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged
25

Calvert
High Yield Bond Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
G  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
H  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
K  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
L  Interim Financial Statements— The interim financial statements relating to March 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
26

Calvert
High Yield Bond Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

2  Related Party Transactions
The investment advisory fee is earned by CRM as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and CRM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the “New Agreement”) with CRM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory agreement with CRM in effect prior to March 1, 2021), the fee is computed at the annual rate of 0.48% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2021, the investment advisory fee amounted to $874,319. The Fund may invest its cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
CRM has agreed to reimburse the Fund's operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.02%, 1.77%, 0.77% and 0.71% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2022. For the six months ended March 31, 2021, CRM waived or reimbursed expenses of $12,183.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2021, CRM was paid administrative fees of $218,580.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2021 amounted to $63,949 and $26,786 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $6,915 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2021. The Fund was also informed that EVD received less than $100 and $1,418 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2021, sub-transfer agency fees and expenses incurred to EVM amounted to $15,475 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 ($20,000 prior to January 1, 2021) annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM. Prior to December 31, 2020, an Advisory Council aided the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The Advisory Council consisted of CRM’s Chief Executive Officer and three additional members. For the year ended December 31, 2020, each member (other than CRM’s Chief Executive Officer) was compensated $20,000 for their service on the Advisory Council. Such compensation, and any other compensation and/or expenses incurred by the Advisory Council as may be approved by the Board, was borne by the Calvert funds. For the six months ended March 31, 2021, the Fund’s allocated portion of the Advisory Council compensation and fees was $424, which is included in miscellaneous expense on the Statement of Operations.
3  Investment Activity
During the six months ended March 31, 2021, the cost of purchases and proceeds from sales of investments, other than short-term securities and including paydowns and principal repayments on senior floating-rate loans, were $150,299,626 and $76,422,304, respectively.
27

Calvert
High Yield Bond Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

4  Distributions to Shareholders and Income Tax Information
At September 30, 2020, the Fund, for federal income tax purposes, had deferred capital losses of $15,624,678 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2020, $6,936,737 are short-term and $8,687,941 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2021, as determined on a federal income tax basis, were as follows:
Aggregate cost	$414,805,816
Gross unrealized appreciation	$ 16,169,367
Gross unrealized depreciation	(1,924,036)
Net unrealized appreciation	$ 14,245,331
5  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2021 is included in the Schedule of Investments. At March 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. During the six months ended March 31, 2021, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2021, the fair value of derivatives with credit-related contingent features in a net liability position was $5,660. At March 31, 2021, there were no assets pledged by the Fund for such liability.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between the Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
28

Calvert
High Yield Bond Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

At March 31, 2021, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	$338,612	$(5,660)
The Fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of March 31, 2021.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
State Street Bank and Trust Company	$338,612	$(5,660)	$ —	$ —	$332,952

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
State Street Bank and Trust Company	$(5,660)	$5,660	$ —	$ —	$ —

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended March 31, 2021 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Forward foreign currency exchange contracts	Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts
Forward foreign currency exchange contracts	$ (294,672)	$ 273,594
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended March 31, 2021, which is indicative of the volume of this derivative type, was approximately $11,200,000.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
29

Calvert
High Yield Bond Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2021, the total value of securities on loan, including accrued interest, was $16,929,593 and the total value of collateral received was $17,344,741, comprised of cash of $9,851,179 and U.S. government and/or agencies securities of $7,493,562.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2021.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Convertible Preferred Stocks	$ 600,010	$ —	$ —	$ —	$ 600,010
Corporate Bonds	9,251,169	—	—	—	9,251,169
Total	$9,851,179	$ —	$ —	$ —	$9,851,179
The carrying amount of the liability for deposits for securities loaned at March 31, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2021.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended March 31, 2021.
8  Affiliated Funds
At March 31, 2021, the value of the Fund’s investment in affiliated funds was $15,744,280, which represents 3.8% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended March 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$6,470,308	$94,434,574	$(85,160,602)	$(442)	$442	$15,744,280	$7,285	15,742,705
9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
30

Calvert
High Yield Bond Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares for the six months ended March 31, 2021 and the year ended September 30, 2020 were as follows:
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	166,951	$ 4,563,111	480,274	$ 12,658,263
Reinvestment of distributions	38,662	1,054,688	81,620	2,157,865
Shares redeemed	(195,933)	(5,343,120)	(580,159)	(15,269,118)
Converted from Class C	18,120	494,452	3,502	92,581
Net increase (decrease)	27,800	$ 769,131	(14,763)	$ (360,409)
Class C
Shares sold	36,062	$ 998,526	82,879	$ 2,223,112
Reinvestment of distributions	3,161	87,602	5,663	152,205
Shares redeemed	(16,777)	(463,624)	(39,801)	(1,057,319)
Converted to Class A	(17,843)	(494,452)	(3,449)	(92,581)
Net increase	4,603	$ 128,052	45,292	$ 1,225,417
Class I
Shares sold	3,607,670	$ 97,071,727	6,871,791	$ 174,126,248
Reinvestment of distributions	218,902	5,885,641	334,795	8,715,777
Shares redeemed	(2,679,304)	(71,257,176)	(2,326,183)	(59,502,371)
Net increase	1,147,268	$ 31,700,192	4,880,403	$123,339,654
Class R6
Shares sold	2,064,968	$ 54,769,823	7,011	$ 173,922
Reinvestment of distributions	17,740	479,367	248	6,440
Shares redeemed	(439,370)	(11,704,751)	(78)	(2,031)
Net increase	1,643,338	$ 43,544,439	7,181	$ 178,331
10  Risks and Uncertainties
Credit Risk
The Fund primarily invests in securities rated below investment grade and comparable unrated investments. These investments can involve a substantial risk of loss and are considered speculative with respect to the issuer’s ability to pay interest and principal. These investments also have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
31

Calvert
High Yield Bond Fund
March 31, 2021
Joint Special Meeting of Shareholders (Unaudited)

Calvert High Yield Bond Fund (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Calvert funds on February 19, 2021 in order to approve a new investment advisory agreement with Calvert Research and Management to serve as the Fund’s investment adviser (the “Proposal”). The shareholder meeting results are as follows:
Number of Shares(1)
For	Against	Abstain (2)	Broker Non-Votes(2)
8,230,686.416	36,774.354	291,095.510	0
(1) Fractional shares were voted proportionately.
(2) Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.
32

Calvert
High Yield Bond Fund
March 31, 2021
Board of Trustees' Contract Approval

Overview of the Board Evaluation Process
Even though the following description of the Board’s consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Calvert High Yield Bond Fund.
Fund	Investment Adviser	Investment Sub-Adviser
Calvert High Yield Bond Fund	Calvert Research and Management	None
Following the public announcement of Morgan Stanley’s planned acquisition of Eaton Vance Corp. (“EVC”) and its affiliates (the “Transaction”), the Board members who are not “interested persons” (as defined in the 1940 Act) of the Funds or CRM (the “Independent Board Members”), met on October 8, 2020 with their independent legal counsel. During that meeting, the Independent Board Members preliminarily discussed the Transaction and the implications of the Transaction on the Funds and CRM. At the request of the Independent Board Members, their counsel discussed the various actions that they and the Funds’ shareholders would be asked to take in connection with the Transaction, including requesting information from CRM and Morgan Stanley concerning the Transaction and its implications for the Funds.
On October 14, 2020, during a telephonic meeting of the Boards, senior representatives of CRM provided an overview of the Transaction and Morgan Stanley to the Independent Board Members and their counsel. The senior representatives of CRM also discussed the anticipated benefits of the Transaction to CRM and the Funds. They also indicated that they expected that the operations of CRM and the Funds would be maintained substantially in their current forms after the Closing of the Transaction.
In connection with the proposed Transaction, the Independent Board Members, assisted by their independent legal counsel, requested extensive information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Request for Information”).
On November 18, 2020, during a telephonic meeting of the Boards, senior representatives of CRM discussed certain matters related to the Transaction with the Independent Board Members and their counsel. The senior representatives of CRM indicated that CRM and Morgan Stanley were in the process of preparing a response to the Request for Information and that senior representatives of CRM and Morgan Stanley would be prepared to discuss their response and any other matters related to the Transaction with the Independent Board Members at the Boards’ December 8, 2020 meeting.
On December 1, 2020, during a video conference meeting, the Independent Board Members reviewed CRM’s and Morgan Stanley’s response to the Request for Information (the “Response”) and discussed the information contained in the Response amongst themselves and with their counsel. During that meeting, the Independent Board Members received advice from their independent legal counsel regarding their responsibilities in evaluating the possible Transaction and new investment advisory agreements and new investment sub-advisory agreements (the “New Agreements”). Following that meeting, the Independent Board Members, assisted by their counsel, requested additional information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Supplemental Request for Information”).
In connection with the proposed Transaction and their consideration of the New Agreements, the Board members, including all of the Independent Board Members, met with senior representatives of EVC, CRM and Morgan Stanley at a meeting held on December 8, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders and any remaining matters concerning the Response and CRM’s and Morgan Stanley’s response to the Supplemental Request for Information. During the meeting, senior representatives of Morgan Stanley made presentations to, and responded to questions from, the Board members. After the presentations and discussions with senior representatives of EVC, CRM and Morgan Stanley, the Independent Board Members met in executive session with their counsel to consider the Transaction, the New Agreements and related matters.
Each Board’s evaluation of the New Agreements included consideration of the information provided specifically in regard to the New Agreements as well as, where relevant, information that previously had been provided to the Board in connection with the most recent annual contract renewal of the Funds’ current contractual arrangements at a meeting held on March 4, 2020.
In the course of its deliberations regarding the New Agreements, the Board members considered the following factors, among others: the nature, extent and quality of the services to be provided by CRM, its affiliates and the Sub-Advisers, including the personnel who would be providing such services; Morgan Stanley’s financial condition; the proposed advisory and sub-advisory fees; comparative fee and expense information for the Funds and for comparable funds managed by CRM and its affiliates; the anticipated profitability of the Funds to CRM and its affiliates; the direct and indirect benefits, if any, to be derived by Morgan Stanley, CRM, and their affiliates from their relationship with the Funds; the effect of each Fund’s projected growth and size on each Fund’s performance and expenses; and CRM’s and the Sub-Advisers’ compliance programs.
In considering the nature, extent, and quality of the services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Agreements, the Board members took into account information relating to CRM’s and the Sub-Advisers’ operations and personnel, including, among other information, biographical information on their investment, supervisory, and professional staff, as applicable, and descriptions of their organizational and management structure. The Board members considered the investment strategies used in managing the Funds and the performance of other funds managed by the investment teams at CRM and its affiliates that would be managing the Funds. The Board members also took into account, as applicable, CRM’s and the Sub-Advisers’ proposed staffing and overall resources. CRM’s administrative capabilities were also considered. The Board members concluded that they were satisfied with the nature, extent and quality of services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Advisory Agreements.
33

Calvert
High Yield Bond Fund
March 31, 2021
Board of Trustees' Contract Approval — continued

In considering the management style and investment strategies that CRM and the Sub-Advisers, as applicable, proposed to use in managing the Funds, the Board members took into consideration certain comparative performance information for the Funds prepared by an independent data provider. The Board members also considered information regarding the financial condition of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry. The Board members took into account that the Funds’ investment objectives, investment strategies and portfolio managers were not expected to change after the Closing of the Transaction. Based upon their review, the Board members concluded that CRM and the Sub-Advisers, as applicable, are qualified to manage each Fund’s assets in accordance with the Funds’ investment objectives and investment strategies and that the investment strategies continued to be appropriate for pursuing each Fund’s investment objective(s).
In considering each Fund’s proposed fees and estimated expenses, the Board members considered certain comparative fee and expense data prepared by an independent data provider. The Board members also took into account that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members further took into account that no changes in the Funds’ current expense limitations were being proposed in connection with the Transaction. Based upon their review, the Board members concluded that the proposed advisory and sub-advisory fees were reasonable in view of the quality of services to be received by the Funds from CRM and the Sub-Advisers, as applicable.
In reviewing the anticipated profitability of the advisory fees to CRM and its affiliates, the Board members considered the fact that affiliates of CRM would be providing shareholder servicing, administrative, distribution, and sub-advisory services to the Funds for which they would receive compensation. The Board also took into account whether CRM had the financial wherewithal to provide services to the Funds. The Board also considered that CRM and Morgan Stanley would likely derive benefits to their reputations and other indirect benefits from their relationship with the Funds. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the anticipated profitability of the Funds to the Sub-Advisers was not a material factor in the Board’s deliberations concerning the entering into of the New Agreements. Based upon its review, the Board concluded that CRM’s and its affiliates’ anticipated level of profitability from their relationship with the Funds was reasonable.
The Board members considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board members took into account management’s discussion of the Funds’ proposed advisory and sub-advisory fees, noting that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members also noted that the advisory and sub-advisory fee schedules for certain Funds will contain one or more breakpoints that will reduce the respective advisory and sub-advisory fee rates on assets above specified levels as the applicable Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Funds that did not currently have such breakpoints in their advisory and sub-advisory fee schedules. The Board members determined that adding breakpoints at specified levels to the advisory and sub-advisory fee schedules of the Funds that did not currently have breakpoints would not be appropriate at this time. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the Board did not consider the potential economies of scale from the Sub-Advisers’ management of the Funds to be a material factor in the Board’s deliberations concerning the entering into of the New Agreements. The Board members noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.
In considering the approval of the New Agreements, the Board members also considered the following matters:
i. their belief that the Transaction will benefit the Funds;
ii. CRM’s and the Sub-Advisers’ intentions to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies, which, where applicable, includes continuing to manage the Fund pursuant to responsible investment criteria as described in the Fund’s prospectus;
iii. the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;iv. Morgan Stanley’s commitment to maintain the investment autonomy of CRM;
v. Morgan Stanley’s and CRM’s commitment to maintaining the nature, quality and extent of services provided to the Funds by CRM and its affiliates following the Closing of the Transaction;
vi. Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;
vii. confirmation that the current senior management team at CRM has indicated its strong support of the Transaction; and
viii. a commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction.
In approving the New Agreements, the Board members did not identify any single factor as controlling, and each Board member may have attributed different weight to various factors.
The Board members reached the following conclusions regarding the New Agreements, among others: (a) CRM and the Sub-Advisers have demonstrated that they possess the capability and resources to perform the duties required of them under the New Agreements; (b) CRM and the Sub-Advisers are qualified to manage the applicable Fund’s assets in accordance with such Fund’s investment objective(s) and investment strategies; (c) CRM’s and the Sub-Advisers’ proposed investment strategies are appropriate for pursuing the applicable Fund’s investment objective(s); and (d) the proposed advisory and
34

Calvert
High Yield Bond Fund
March 31, 2021
Board of Trustees' Contract Approval — continued

sub-advisory fees are reasonable in view of the quality of the services to be received by each Fund from CRM and the Sub-Advisers, as applicable. Based upon the foregoing considerations, at the meeting of the Board held on December 8, 2020, the Board members, including all of the Independent Board Members, unanimously approved the New Agreements and determined to recommend their approval to the shareholders of the Funds. In voting its approval of the New Agreements at the meeting, the Board relied on an order issued by the SEC in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.
35

Calvert
High Yield Bond Fund
March 31, 2021
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Trustee and President
36

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

37

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
38

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
39

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24186     3.31.21

Calvert
Short Duration Income Fund
Semiannual Report
March 31, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Semiannual Report March 31, 2021
Calvert
Short Duration Income Fund

Calvert
Short Duration Income Fund
March 31, 2021
Performance

Portfolio Managers Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/31/2002	01/31/2002	2.77%	9.65%	3.04%	2.36%
Class A with 2.75% Maximum Sales Charge	—	—	(0.07)	6.67	2.47	2.07
Class C at NAV	10/01/2002	01/31/2002	2.39	8.80	2.27	1.61
Class C with 1% Maximum Sales Charge	—	—	1.39	7.80	2.27	1.61
Class I at NAV	04/21/2006	01/31/2002	2.89	9.87	3.35	2.80
Class R6 at NAV	02/01/2019	01/31/2002	2.91	9.94	3.36	2.81

Bloomberg Barclays 1-5 Year U.S. Credit Index	—	—	0.37%	5.88%	3.06%	2.89%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	0.77%	1.52%	0.52%	0.46%
Net	0.76	1.51	0.51	0.46
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Short Duration Income Fund
March 31, 2021
Fund Profile

Asset Allocation (% of total investments)

Credit Quality (% of bond and loan holdings)*

* For purposes of the Fund's rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as "Not Rated" (if any) are not rated by the national ratings agencies stated above.

See Endnotes and Additional Disclosures in this report.
3

Calvert
Short Duration Income Fund
March 31, 2021
Endnotes and Additional Disclosures

[1]	Bloomberg Barclays 1-5 Year U.S. Credit Index measures the performance of investment-grade U.S. corporate securities and government-related bonds with a maturity between one and five years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charge, commissions, expenses, taxes and leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/22. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profile subject to change due to active management.
4

Calvert
Short Duration Income Fund
March 31, 2021
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2020 to March 31, 2021).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/20)	Ending Account Value (3/31/21)	Expenses Paid During Period* (10/1/20 – 3/31/21)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,027.70	$3.84 **	0.76%
Class C	$1,000.00	$1,023.90	$7.62 **	1.51%
Class I	$1,000.00	$1,028.90	$2.58 **	0.51%
Class R6	$1,000.00	$1,029.10	$2.33 **	0.46%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.14	$3.83 **	0.76%
Class C	$1,000.00	$1,017.40	$7.59 **	1.51%
Class I	$1,000.00	$1,022.39	$2.57 **	0.51%
Class R6	$1,000.00	$1,022.64	$2.32 **	0.46%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2020.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
Short Duration Income Fund
March 31, 2021
Schedule of Investments (Unaudited)

Asset-Backed Securities — 20.5%

Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$3,063	$ 3,288,619
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88%, 8/15/25(1)	4,045	4,050,524
Avant Loans Funding Trust, Series 2019-B, Class A, 2.72%, 10/15/26(1)	3,565	3,570,743
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	4,940	5,011,005
Chase Auto Credit Linked Notes, Series 2021-1, Class B, 0.875%, 9/25/28(1)	13,500	13,505,257
Chesapeake Funding II, LLC:
Series 2017-3A, Class A1, 1.91%, 8/15/29(1)	78	78,569
Series 2017-4A, Class A1, 2.12%, 11/15/29(1)	2,138	2,143,326
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	22,476	22,584,609
Commonbond Student Loan Trust, Series 2015-A, Class A, 3.20%, 6/25/32(1)	216	216,980
Conn's Receivables Funding, LLC:
Series 2019-A, Class A, 3.40%, 10/16/23(1)	250	251,639
Series 2019-B, Class B, 3.62%, 6/17/24(1)	5,057	5,079,386
Series 2020-A, Class A, 1.71%, 6/16/25(1)	1,342	1,346,911
Series 2020-A, Class C, 4.20%, 6/16/25(1)	7,333	7,364,451
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P3, Class B, 4.32%, 1/15/26(1)	5,995	6,053,255
Series 2019-P1, Class A, 2.94%, 7/15/26(1)	345	346,682
Series 2019-P2, Class A, 2.47%, 10/15/26(1)	2,290	2,299,979
Series 2020-P1, Class A, 2.26%, 3/15/28(1)	1,431	1,440,597
Credit Acceptance Auto Loan Trust, Series 2018-1A, Class B, 3.60%, 4/15/27(1)	1,068	1,071,024
DataBank Issuer, Series 2021-1A, Class A2, 2.06%, 2/27/51(1)	4,425	4,398,601
DB Master Finance, LLC, Series 2017-1A, Class A2I, 3.629%, 11/20/47(1)	7,023	7,182,548
Driven Brands Funding, LLC:
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	5,616	5,990,352
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	1,481	1,541,902
ExteNet, LLC:
Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	3,860	3,987,221
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	3,225	3,348,598
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2IB, 3.857%, 4/30/47(1)	14,043	14,157,496
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	4,858	5,033,499
Helios Issuer, LLC:
Series 2017-1A, Class A, 4.94%, 9/20/49(1)	1,661	1,764,225
Series 2020-AA, Class A, 2.98%, 6/20/47(1)	1,342	1,389,738
Security	Principal Amount (000's omitted)	Value
Hertz Fleet Lease Funding, L.P., Series 2018-1, Class A1, 0.606%, (1 mo. USD LIBOR + 0.50%), 5/10/32(1)(2)	$2,132	$ 2,132,320
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)	4,335	4,340,749
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A, 3.425%, 11/15/39(1)	4,186	4,142,247
Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	5,841	6,013,413
Lunar Aircraft, Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	914	885,902
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	460	381,887
Marlette Funding Trust:
Series 2018-2A, Class C, 4.37%, 7/17/28(1)	5,154	5,214,143
Series 2019-2A, Class A, 3.13%, 7/16/29(1)	2,961	2,982,994
Series 2020-1A, Class B, 2.38%, 3/15/30(1)	3,250	3,294,619
Series 2020-2A, Class A, 1.02%, 9/16/30(1)	797	797,884
Series 2020-2A, Class B, 1.83%, 9/16/30(1)	9,160	9,242,026
Mosaic Solar Loan Trust:
Series 2018-1A, Class B, 2.00%, 6/22/43(1)	6,341	6,290,281
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	3,755	3,902,504
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	1,286	1,343,922
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	6,347	6,199,151
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	4,849	4,844,145
Series 2021-1A, Class B, 2.05%, 12/20/46(1)	2,810	2,776,320
MVW, LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	1,089	1,109,124
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	6,800	6,857,816
OneMain Financial Issuance Trust:
Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	1,502	1,504,074
Series 2017-1A, Class A2, 0.906%, (1 mo. USD LIBOR + 0.80%), 9/14/32(1)(2)	488	488,601
Series 2018-1A, Class A, 3.30%, 3/14/29(1)	7,098	7,124,995
Oportun Funding IX, LLC, Series 2018-B, Class A, 3.91%, 7/8/24(1)	6,834	6,837,707
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	7,303	7,337,403
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	6,947	7,119,654
Prosper Marketplace Issuance Trust, Series 2017-1A, Class C, 5.80%, 6/15/23(1)	128	128,331
ServiceMaster Funding, LLC, Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	3,144	3,227,623
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	16,777	17,379,113
Small Business Lending Trust:
Series 2019-A, Class A, 2.85%, 7/15/26(1)	1,537	1,534,675
Series 2020-A, Class A, 2.62%, 12/15/26(1)	1,855	1,862,346
SoFi Consumer Loan Program, LLC, Series 2017-6, Class B, 3.52%, 11/25/26(1)	4,350	4,411,236

6
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
SolarCity LMC Series III, LLC, Series 2014-2, Class A, 4.02%, 7/20/44(1)	$2,848	$ 2,892,345
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	18,211	18,383,335
Springleaf Funding Trust, Series 2015-BA, Class A, 3.48%, 5/15/28(1)	1,946	1,950,252
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	33,483	35,726,799
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	2,720	2,807,286
Sunnova Helios II Issuer, LLC:
Series 2021-A, Class A, 1.80%, 2/20/48(1)	1,267	1,255,258
Series 2021-A, Class B, 3.15%, 2/20/48(1)	1,287	1,248,050
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)	2,820	2,829,933
Tesla Auto Lease Trust:
Series 2018-B, Class A, 3.71%, 8/20/21(1)	415	416,002
Series 2018-B, Class B, 4.12%, 10/20/21(1)	1,000	1,008,268
Series 2019-A, Class A2, 2.13%, 4/20/22(1)	1,319	1,327,311
Series 2019-A, Class A3, 2.16%, 10/20/22(1)	10,740	10,932,284
Series 2019-A, Class A4, 2.20%, 11/21/22(1)	2,260	2,314,718
Series 2020-A, Class A3, 0.68%, 12/20/23(1)	1,660	1,668,886
Series 2020-A, Class A4, 0.78%, 12/20/23(1)	1,078	1,085,333
Theorem Funding Trust, Series 2020-1A, Class A, 2.48%, 10/15/26(1)	2,257	2,275,062
Thunderbolt Aircraft Lease, Ltd., Series 2017-A, Class A, 4.212% to 4/15/24, 5/17/32(1)(3)	7,420	7,539,269
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	5,728	5,973,720
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	10,045	9,891,221
VB-S1 Issuer, LLC, Series 2020-1A, Class C2, 3.031%, 6/15/50(1)	1,600	1,677,136
Verizon Owner Trust, Series 2020-B, Class A, 0.47%, 2/20/25	5,821	5,837,995
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	7,139	7,056,004
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	725	598,412
Series 2020-A, Class C, 6.657%, 3/15/45(1)	1,421	988,523
Total Asset-Backed Securities (identified cost $384,885,940)		$ 387,888,343

Collateralized Mortgage Obligations — 5.9%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1A, 1.76%, (SOFR + 1.75%), 3/25/31(1)(2)	$2,395	$ 2,406,340
Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.: (continued)
Series 2021-1A, Class M1B, 2.21%, (SOFR + 2.20%), 3/25/31(1)(2)	$2,360	$ 2,368,014
Series 2021-1A, Class M1C, 2.96%, (SOFR + 2.95%), 3/25/31(1)(2)	670	670,539
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M2, 2.609%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	3,087	3,151,047
Series 2018-DNA1, Class M2, 1.909%, (1 mo. USD LIBOR + 1.80%), 7/25/30(2)	7,934	7,896,148
Series 2018-DNA1, Class M2AT, 1.159%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	5,246	5,234,631
Series 2019-DNA2, Class M2, 2.559%, (1 mo. USD LIBOR + 2.45%), 3/25/49(1)(2)	6,256	6,280,275
Series 2019-DNA3, Class M2, 2.159%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	6,052	6,050,105
Series 2019-DNA4, Class M2, 2.059%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(2)	3,518	3,522,418
Series 2019-HQA1, Class M2, 2.459%, (1 mo. USD LIBOR +2.35%), 2/25/49(1)(2)	7,239	7,265,981
Series 2020-DNA2, Class M1, 0.859%, (1 mo. USD LIBOR + 0.75%), 2/25/50(1)(2)	3,413	3,423,091
Series 2020-DNA4, Class M1, 1.609%, (1 mo. USD LIBOR + 1.50%), 8/25/50(1)(2)	509	510,110
Series 2020-DNA4, Class M2, 3.859%, (1 mo. USD LIBOR + 3.75%), 8/25/50(1)(2)	3,255	3,286,964
Series 2020-DNA5, Class M1, 1.31%, (SOFR + 1.30%), 10/25/50(1)(2)	2,123	2,130,625
Series 2020-DNA5, Class M2, 2.81%, (SOFR + 2.80%), 10/25/50(1)(2)	1,450	1,462,931
Series 2020-DNA6, Class M2, 2.01%, (SOFR + 2.00%), 12/25/50(1)(2)	3,810	3,802,881
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 2.709%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	4,226	4,161,796
Series 2014-C03, Class 1M2, 3.109%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	11,793	11,655,448
Series 2014-C04, Class 1M2, 5.009%, (1 mo. USD LIBOR + 4.90%), 11/25/24(2)	6,622	6,824,184
Series 2017-C06, Class 1M2, 2.759%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	1,032	1,043,462
Series 2018-R07, Class 1M2, 2.509%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(2)	4,718	4,735,213
Series 2019-R02, Class 1M2, 2.409%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(2)	2,540	2,547,907
Series 2019-R05, Class 1M2, 2.109%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(2)	499	500,770
Home Re, Ltd.:
Series 2021-1, Class M1C, 2.409%, (1 mo. USD LIBOR + 2.30%), 7/25/33(1)(2)	3,645	3,573,273
Series 2021-1, Class M2, 2.959%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(2)	3,500	3,517,495

7
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
RESIMAC Bastille Trust, Series 2018-1NCA, Class A1, 0.953%, (1 mo. USD LIBOR + 0.85%), 12/5/59(1)(2)	$671	$ 672,036
RESIMAC Premier Trust, Series 2020-1A, Class A1A, 1.153%, (1 mo. USD LIBOR + 1.05%), 2/7/52(1)(2)	4,007	4,034,635
Toorak Mortgage Corp., Ltd.:
Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21(1)(3)	3,124	3,138,264
Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(3)	5,310	5,381,993
Total Collateralized Mortgage Obligations (identified cost $112,309,873)		$ 111,248,576

Commercial Mortgage-Backed Securities — 4.6%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(4)	$10,820	$ 9,345,428
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(4)	6,285	5,272,264
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 1.026%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(2)	4,527	4,535,992
Series 2019-XL, Class B, 1.186%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(2)	6,847	6,857,970
Series 2020-BXLP, Class B, 1.106%, (1 mo. USD LIBOR + 1.00%), 12/15/36(1)(2)	4,990	4,996,239
CGMS Commercial Mortgage Trust, Series 2017-MDRB, Class A, 1.206%, (1 mo. USD LIBOR + 1.10%), 7/15/30(1)(2)	2,171	2,157,547
Federal National Mortgage Association, Series 2018-M4, Class A2, 3.046%, 3/25/28(4)	7,865	8,624,850
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M7, 1.809%, (1 mo. USD LIBOR + 1.70%), 10/15/49(1)(2)	275	275,587
Series 2019-01, Class M10, 3.359%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(2)	1,975	1,979,336
Series 2020-01, Class M10, 3.859%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	3,545	3,690,694
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	4,200	1,665,998
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(4)	1,920	472,738
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 0.806%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(2)(5)	1,000	1,000,841
Series 2017-CLS, Class B, 0.956%, (1 mo. USD LIBOR + 0.85%), 11/15/34(1)(2)(5)	3,600	3,603,188
Series 2017-CLS, Class C, 1.106%, (1 mo. USD LIBOR + 1.00%), 11/15/34(1)(2)(5)	5,555	5,559,908
Series 2019-BPR, Class A, 1.506%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(2)(5)	14,831	14,437,962
Security	Principal Amount (000's omitted)	Value
Motel 6 Trust:
Series 2017-MTL6, Class D, 2.256%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(2)	$1,487	$ 1,491,008
Series 2017-MTL6, Class F, 4.356%, (1 mo. USD LIBOR + 4.25%), 8/15/34(1)(2)	3,210	3,228,190
WFLD 2014-MONT Mortgage Trust, Series 2014-MONT, Class A, 3.755%, 8/10/31(1)(4)	7,000	7,312,122
Total Commercial Mortgage-Backed Securities (identified cost $93,155,114)		$ 86,507,862

Corporate Bonds — 58.9%

Security	Principal Amount (000's omitted)	Value
Basic Materials — 0.4%
LYB International Finance III, LLC, 1.238%, (3 mo. USD LIBOR + 1.00%), 10/1/23(2)	$6,628	$ 6,648,068
		$ 6,648,068
Communications — 3.8%
AT&T, Inc.:
0.65%, (SOFR + 0.64%), 3/25/24(2)	$8,529	$ 8,540,387
2.25%, 2/1/32	8,300	7,905,701
2.30%, 6/1/27	4,598	4,703,133
2.75%, 6/1/31	6,307	6,289,991
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	5,000	5,293,250
Crown Castle Towers, LLC, 3.222%, 5/15/42(1)	2,765	2,782,438
Sprint Corp., 7.25%, 9/15/21	4,985	5,116,355
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC, 3.36%, 9/20/21(1)	375	378,399
T-Mobile USA, Inc.:
2.05%, 2/15/28(1)	3,100	3,043,487
2.25%, 2/15/26	4,389	4,426,043
2.55%, 2/15/31(1)	5,000	4,904,700
2.625%, 4/15/26	7,000	7,144,725
Verizon Communication, Inc., 2.10%, 3/22/28	7,000	7,033,767
Ziggo B.V., 5.50%, 1/15/27(1)	4,470	4,662,635
		$ 72,225,011
Consumer, Cyclical — 6.0%
7-Eleven, Inc.:
0.625%, 2/10/23(1)	$2,720	$ 2,722,113
0.80%, 2/10/24(1)	4,703	4,689,433
American Airlines Pass-Through Trust:
4.40%, 9/22/23	478	457,085
5.25%, 1/15/24	2,391	2,274,639

8
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Consumer, Cyclical (continued)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26(1)	$4,637	$ 4,831,476
Azul Investments, LLP, 5.875%, 10/26/24(1)(6)	1,177	1,039,379
Delta Air Lines, Inc.:
3.625%, 3/15/22	3,300	3,337,374
7.375%, 1/15/26	6,644	7,776,648
Delta Air Lines, Inc./SkyMiles IP, Ltd.:
4.50%, 10/20/25(1)	8,526	9,106,026
4.75%, 10/20/28(1)	4,309	4,689,368
Ford Motor Credit Co., LLC:
1.048%, (3 mo. USD LIBOR + 0.81%), 4/5/21(2)	2,200	2,200,000
1.104%, (3 mo. USD LIBOR + 0.88%), 10/12/21(2)	4,509	4,487,695
1.276%, (3 mo. USD LIBOR + 1.08%), 8/3/22(2)	9,356	9,271,608
2.979%, 8/3/22	11,297	11,480,576
3.087%, 1/9/23	2,516	2,561,552
3.377%, (3 mo. USD LIBOR + 3.14%), 1/7/22(2)	8,000	8,096,233
4.14%, 2/15/23	1,530	1,584,927
5.875%, 8/2/21	811	822,922
Macy's Retail Holdings, LLC:
2.875%, 2/15/23	3,476	3,507,979
3.625%, 6/1/24	3,140	3,143,925
Nordstrom, Inc.:
2.30%, 4/8/24(1)(7)	3,428	3,434,379
4.00%, 10/15/21	6,934	6,976,490
4.00%, 3/15/27(6)	3,500	3,592,164
Tesla, Inc., 5.30%, 8/15/25(1)	5,884	6,112,593
Toyota Motor Credit Corp., 1.15%, 8/13/27	5,950	5,771,209
		$ 113,967,793
Consumer, Non-cyclical — 5.6%
Anthem, Inc., 0.45%, 3/15/23	$2,040	$ 2,042,771
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	7,045	7,377,101
4.25%, 11/1/29(1)	3,000	3,223,830
5.25%, 8/1/26(1)	3,784	3,979,255
Becton Dickinson and Co., 2.894%, 6/6/22	10,769	11,049,879
Block Financial, LLC, 3.875%, 8/15/30	5,743	5,930,161
Centene Corp.:
2.50%, 3/1/31	5,111	4,887,496
4.25%, 12/15/27	14,382	15,146,063
5.375%, 6/1/26(1)	2,000	2,093,900
CVS Health Corp., 1.30%, 8/21/27	12,499	12,018,020
CVS Pass-Through Trust, 6.036%, 12/10/28	1,157	1,350,804
Hikma Finance USA, LLC, 3.25%, 7/9/25	5,462	5,659,998
Keurig Dr Pepper, Inc., 0.75%, 3/15/24	6,166	6,169,132
Security	Principal Amount (000's omitted)	Value
Consumer, Non-cyclical (continued)
Kraft Heinz Foods Co.:
3.875%, 5/15/27	$11,500	$ 12,534,500
4.625%, 10/1/39	2,000	2,167,532
Merck & Co., Inc., 0.75%, 2/24/26	3,300	3,260,008
Royalty Pharma PLC, 1.20%, 9/2/25(1)	7,350	7,205,661
		$ 106,096,111
Energy — 1.0%
NuStar Logistics, L.P.:
4.75%, 2/1/22	$3,500	$ 3,556,875
5.75%, 10/1/25	4,828	5,175,713
TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)	10,500	10,860,937
		$ 19,593,525
Financial — 31.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 1/30/26	$3,000	$ 2,915,798
3.95%, 2/1/22	5,640	5,771,835
4.125%, 7/3/23	6,055	6,426,226
4.50%, 9/15/23	5,591	6,016,448
4.625%, 10/15/27(6)	3,019	3,315,374
6.50%, 7/15/25	2,768	3,228,080
Affiliated Managers Group, Inc., 3.30%, 6/15/30	5,443	5,662,047
Aflac, Inc., 1.125%, 3/15/26	7,000	6,948,390
Air Lease Corp., 2.875%, 1/15/26	6,323	6,565,183
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	4,382	4,505,244
American Assets Trust, L.P., 3.375%, 2/1/31	4,301	4,235,039
Ameriprise Financial, Inc., 3.00%, 4/2/25	4,382	4,669,132
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(8)	6,350	6,570,726
Banco Santander S.A., 2.746%, 5/28/25	3,000	3,137,563
Bank of America Corp.:
0.74%, (SOFR + 0.73%), 10/24/24(2)	6,200	6,235,095
0.981% to 9/25/24, 9/25/25(8)	3,787	3,779,444
1.197% to 10/24/25, 10/24/26(8)	12,997	12,834,192
1.319% to 6/19/25, 6/19/26(8)	24,600	24,539,965
1.658% to 3/11/26, 3/11/27(8)	7,000	7,026,110
2.456% to 10/22/24, 10/22/25(8)	8,640	9,060,988
3.499% to 5/17/21, 5/17/22(8)	8,033	8,063,029
Bank of Nova Scotia (The), 2.375%, 1/18/23	12,241	12,671,422
BBVA Bancomer S.A./Texas, 1.875%, 9/18/25(1)	6,660	6,680,813
BNP Paribas S.A., 1.904% to 9/30/27, 9/30/28(1)(8)	8,425	8,288,549
Capital One Financial Corp.:
0.932%, (3 mo. USD LIBOR + 0.72%), 1/30/23(2)	22,500	22,668,629
3.75%, 7/28/26	8,522	9,265,494
Charles Schwab Corp. (The), 0.75%, 3/18/24(6)	7,000	7,040,683

9
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
CI Financial Corp., 3.20%, 12/17/30	$4,345	$ 4,325,691
Citigroup, Inc.:
0.776% to 10/30/23, 10/30/24(8)	17,150	17,142,699
1.678% to 5/15/23, 5/15/24(8)	13,582	13,865,861
2.312% to 11/4/21, 11/4/22(8)	4,985	5,038,632
2.666% to 1/29/30, 1/29/31(8)	5,054	5,083,844
2.876% to 7/24/22, 7/24/23(8)	4,000	4,121,018
4.00% to 12/10/25(8)(9)	5,060	5,121,985
Credit Agricole S.A., 1.247% to 1/26/26, 1/26/27(1)(8)	8,400	8,221,330
Danske Bank A/S:
1.171% to 12/8/22, 12/8/23(1)(8)	8,500	8,548,598
1.226%, 6/22/24(1)	5,573	5,628,251
1.621% to 9/11/25, 9/11/26(1)(8)	4,647	4,600,666
Discover Bank, 4.682% to 8/9/23, 8/9/28(8)	8,750	9,339,881
Discover Financial Services, 3.85%, 11/21/22	11,324	11,905,234
Goldman Sachs Group, Inc. (The):
0.59%, (SOFR + 0.58%), 3/8/24(2)	14,197	14,190,942
2.905% to 7/24/22, 7/24/23(8)	5,484	5,647,106
HAT Holdings I, LLC/HAT Holdings II, LLC:
5.25%, 7/15/24(1)	5,375	5,560,330
6.00%, 4/15/25(1)	5,066	5,350,963
ING Groep NV, 1.726% to 4/1/26, 4/1/27(7)(8)	5,000	5,008,847
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	4,394	4,349,401
5.00%, 7/15/28(1)	1,460	1,494,690
JPMorgan Chase & Co.:
0.59%, (SOFR + 0.58%), 3/16/24(2)	14,082	14,132,080
1.04% to 2/4/26, 2/4/27(8)	25,000	24,394,816
2.956% to 5/13/30, 5/13/31(8)	8,939	9,115,163
Lloyds Banking Group PLC:
0.695% to 5/11/23, 5/11/24(8)	8,000	8,000,695
1.326% to 6/15/22, 6/15/23(8)	4,620	4,665,660
2.438% to 2/5/25, 2/5/26(8)	4,905	5,082,601
Macquarie Bank, Ltd.:
3.052% to 3/3/31, 3/3/36(1)(8)	3,327	3,189,931
3.624%, 6/3/30(1)	3,984	4,080,812
National Bank of Canada, 0.55% to 11/15/23, 11/15/24(8)	8,148	8,130,455
Nationwide Building Society, 0.55%, 1/22/24(1)(6)	6,809	6,776,988
Newmark Group, Inc., 6.125%, 11/15/23	6,263	6,886,502
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24	19,660	20,651,635
Radian Group, Inc.:
4.875%, 3/15/27	4,214	4,445,770
6.625%, 3/15/25	5,610	6,296,271
Santander UK Group Holdings PLC, 1.532% to 8/21/25, 8/21/26(8)	11,400	11,313,652
Security	Principal Amount (000's omitted)	Value
Financial (continued)
Societe Generale S.A., 1.488% to 12/14/25, 12/14/26(1)(8)	$13,600	$ 13,372,658
Standard Chartered PLC:
1.214% to 3/23/24, 3/23/25(1)(8)	1,970	1,976,867
1.319% to 10/14/22, 10/14/23(1)(8)	7,275	7,330,290
1.383%, (3 mo. USD LIBOR + 1.20%), 9/10/22(1)(2)	8,300	8,335,057
1.456% to 1/14/26, 1/14/27(1)(8)	3,503	3,423,257
State Street Corp., 2.901% to 3/30/25, 3/30/26(8)	3,000	3,193,560
Synchrony Financial:
4.25%, 8/15/24	3,198	3,480,850
4.50%, 7/23/25	4,781	5,304,542
Synovus Bank/Columbus, GA:
2.289% to 2/10/22, 2/10/23(8)	16,130	16,270,941
4.00% to 10/29/25, 10/29/30(8)	2,946	3,110,269
Synovus Financial Corp., 3.125%, 11/1/22	5,545	5,733,608
Truist Financial Corp.:
1.125%, 8/3/27	8,238	7,911,557
1.267% to 3/2/26, 3/2/27(8)	7,843	7,753,187
UBS Group AG:
1.364% to 1/30/26, 1/30/27(1)(8)	2,100	2,070,875
4.375% to 2/10/31(1)(6)(8)(9)	1,137	1,124,493
UniCredit SpA, 2.569% to 9/22/25, 9/22/26(1)(8)	8,024	8,062,825
		$ 588,285,334
Government - Multinational — 2.1%
European Investment Bank:
2.125%, 4/13/26	$15,000	$ 15,855,108
2.375%, 5/24/27	14,314	15,303,094
International Bank for Reconstruction & Development, 0.14%, (SOFR + 0.13%), 1/13/23(2)	8,579	8,584,645
		$ 39,742,847
Government - Regional — 0.6%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)	$10,395	$ 10,358,547
		$ 10,358,547
Industrial — 3.5%
Cemex SAB de CV, 7.375%, 6/5/27(1)	$1,624	$ 1,841,210
Flowserve Corp., 3.50%, 10/1/30	2,073	2,110,997
Hexcel Corp., 4.20%, 2/15/27	3,048	3,191,351
Jabil, Inc.:
3.00%, 1/15/31	8,870	8,820,053
4.70%, 9/15/22	7,583	8,020,231
nVent Finance S.a.r.l.:
3.95%, 4/15/23	7,836	8,185,153
4.55%, 4/15/28	2,000	2,120,329

10
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial (continued)
Otis Worldwide Corp., 0.688%, (3 mo. USD LIBOR + 0.45%), 4/5/23(2)	$3,500	$ 3,500,190
Penske Truck Leasing Co., L.P./PTL Finance Corp., 3.375%, 2/1/22(1)	2,500	2,546,478
SMBC Aviation Capital Finance DAC:
2.65%, 7/15/21(1)	3,160	3,171,020
3.00%, 7/15/22(1)	2,625	2,689,941
3.55%, 4/15/24(1)	3,800	4,039,617
Teledyne Technologics, Inc., 0.95%, 4/1/24	14,000	13,951,076
Trimble, Inc., 4.75%, 12/1/24	1,179	1,320,523
		$ 65,508,169
Technology — 2.3%
Apple, Inc., 0.55%, 8/20/25	$8,300	$ 8,163,447
DXC Technology Co., 4.125%, 4/15/25	9,000	9,794,412
Hewlett Packard Enterprise Co., 0.958%, (3 mo. USD LIBOR + 0.72%), 10/5/21(2)	10,342	10,343,746
Seagate HDD Cayman:
3.375%, 7/15/31(1)	5,000	4,813,500
4.091%, 6/1/29(1)	710	724,839
4.875%, 3/1/24	5,500	5,918,248
Western Digital Corp., 4.75%, 2/15/26	4,199	4,634,436
		$ 44,392,628
Utilities — 2.6%
AES Corp. (The), 2.45%, 1/15/31(1)	$4,889	$ 4,678,306
Avangrid, Inc., 3.15%, 12/1/24	6,692	7,199,193
Consolidated Edison, Inc., 0.65%, 12/1/23	7,150	7,141,295
Enel Finance International NV, 2.65%, 9/10/24(1)	10,529	11,084,284
Florida Power & Light Co., 0.599%, (3 mo. USD LIBOR + 0.38%), 7/28/23(2)	5,000	5,000,119
NextEra Energy Capital Holdings, Inc., 0.55%, (SOFR + 0.54%), 3/1/23(2)	5,986	6,002,705
NextEra Energy Operating Partners, L.P.:
4.25%, 7/15/24(1)	2,281	2,403,604
4.25%, 9/15/24(1)	779	822,819
4.50%, 9/15/27(1)	2,068	2,241,195
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	3,163	3,220,329
		$ 49,793,849
Total Corporate Bonds (identified cost $1,103,136,378)		$1,116,611,882

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(10)(11)	$4,000	$ 3,884,680
Total High Social Impact Investments (identified cost $4,000,000)		$ 3,884,680

Preferred Stocks — 0.4%

Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp., Series C, 7.00% to 10/15/22(8)	150,000	$ 3,804,000
		$ 3,804,000
Wireless Telecommunication Services — 0.2%
United States Cellular Corp., 5.50%	186,400	$ 4,749,472
		$ 4,749,472
Total Preferred Stocks (identified cost $8,455,603)		$ 8,553,472

Senior Floating-Rate Loans — 3.3%(12)

Borrower/Description	Principal Amount (000's omitted)	Value
Automotive — 0.2%
Clarios Global, L.P., Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 4/30/26	$3,491	$ 3,477,432
		$ 3,477,432
Building and Development — 0.2%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$3,471	$ 3,409,834
		$ 3,409,834
Cable and Satellite Television — 0.2%
UPC Broadband Holding B.V.:
Term Loan, 1/31/29(13)	$1,750	$ 1,747,656
Term Loan, 1/31/29(13)	1,750	1,747,657
		$ 3,495,313
Drugs — 0.3%
PPD, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 1/13/28	$5,180	$ 5,164,217
		$ 5,164,217

11
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Electronics/Electrical — 1.0%
Banff Merger Sub, Inc., Term Loan, 3.859%, (1 mo. USD LIBOR + 3.75%), 10/2/25	$2,493	$ 2,485,058
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	3,545	3,546,933
Informatica, LLC, Term Loan, 2/25/27(13)	3,500	3,477,033
MA FinanceCo., LLC, Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 6/21/24	269	266,324
Seattle Spinco, Inc., Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 6/21/24	1,819	1,798,549
SS&C European Holdings S.a.r.l., Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 4/16/25	452	447,559
SS&C Technologies, Inc., Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 4/16/25	605	599,382
Ultimate Software Group, Inc. (The), Term Loan, 5/4/26(13)	3,440	3,439,763
VS Buyer, LLC, Term Loan, 3.109%, (1 mo. USD LIBOR + 3.00%), 2/28/27	3,491	3,486,820
		$ 19,547,421
Equipment Leasing — 0.1%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$1,778	$ 1,774,603
		$ 1,774,603
Health Care — 0.4%
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (USD LIBOR + 2.50%, Floor 1.00%), 3/1/24(14)	$4,367	$ 4,366,938
Ortho-Clinical Diagnostics S.A., Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 6/30/25	3,500	3,498,632
		$ 7,865,570
Insurance — 0.4%
Asurion, LLC:
Term Loan, 3.109%, (1 mo. USD LIBOR + 3.00%), 11/3/23	$3,704	$ 3,697,449
Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 12/23/26	1,756	1,746,457
USI, Inc., Term Loan, 3.203%, (3 mo. USD LIBOR + 3.00%), 5/16/24	1,557	1,540,946
		$ 6,984,852
Leisure Goods/Activities/Movies — 0.0%(15)
Bombardier Recreational Products, Inc., Term Loan, 2.109%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$743	$ 736,072
		$ 736,072
Borrower/Description	Principal Amount (000's omitted)	Value
Lodging and Casinos — 0.0%(15)
ESH Hospitality, Inc., Term Loan, 2.109%, (1 mo. USD LIBOR + 2.00%), 9/18/26	$442	$ 440,178
		$ 440,178
Telecommunications — 0.5%
CenturyLink, Inc., Term Loan, 2.359%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$3,605	$ 3,567,857
Level 3 Financing, Inc., Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 3/1/27	776	766,987
Ziggo Financing Partnership, Term Loan, 2.606%, (1 mo. USD LIBOR + 2.50%), 4/30/28	4,445	4,405,799
		$ 8,740,643
Total Senior Floating-Rate Loans (identified cost $61,814,766)		$ 61,636,135

Sovereign Government Bonds — 0.3%

Security	Principal Amount (000's omitted)	Value
Kreditanstalt fuer Wiederaufbau, 2.00%, 9/29/22	$5,000	$ 5,135,230
Total Sovereign Government Bonds (identified cost $5,136,222)		$ 5,135,230

Taxable Municipal Obligations — 1.0%

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.5%
California Health Facilities Financing Authority, (No Place Like Home Program):
1.97%, 6/1/23	$2,000	$ 2,058,860
2.02%, 6/1/24	2,500	2,592,175
2.211%, 6/1/25	4,450	4,654,166
		$ 9,305,201
Water and Sewer — 0.5%
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 1.597%, 9/1/25	$2,350	$ 2,401,582
San Diego County Water Authority, CA, Green Bonds, Series A, 0.743%, 5/1/25	1,500	1,496,385
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds:
1.864%, 11/1/21	3,740	3,775,792
1.949%, 11/1/22	675	692,874

12
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds: (continued)
1.982%, 11/1/23	$700	$ 728,140
2.082%, 11/1/24	500	525,290
		$ 9,620,063
Total Taxable Municipal Obligations (identified cost $18,415,000)		$ 18,925,264

U.S. Treasury Obligations — 1.8%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
0.125%, 6/30/22	$14,179	$ 14,182,100
0.125%, 9/30/22	14,186	14,184,844
0.375%, 12/31/25	3,600	3,516,328
0.375%, 1/31/26	3,262	3,181,469
Total U.S. Treasury Obligations (identified cost $35,173,139)		$ 35,064,741

Short-Term Investments — 5.0%
Other — 4.7%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(16)	89,438,899	$ 89,447,843
Total Other (identified cost $89,447,843)		$ 89,447,843
Securities Lending Collateral — 0.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(17)	5,782,553	$ 5,782,553
Total Securities Lending Collateral (identified cost $5,782,553)		$ 5,782,553
Total Short-Term Investments (identified cost $95,230,396)		$ 95,230,396
Total Investments — 101.9% (identified cost $1,921,712,431)		$1,930,686,581
Other Assets, Less Liabilities — (1.9)%		$ (35,346,170)
Net Assets — 100.0%		$1,895,340,411

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2021, the aggregate value of these securities is $807,824,883 or 42.6% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2021.
(3)	Step coupon security. Interest rate represents the rate in effect at March 31, 2021.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2021.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021 (see Note 8).
(6)	All or a portion of this security was on loan at March 31, 2021. The aggregate market value of securities on loan at March 31, 2021 was $10,290,365.
(7)	When-issued security.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(10)	May be deemed to be an affiliated company (see Note 8).
(11)	Restricted security. Total market value of restricted securities amounts to $3,884,680, which represents 0.2% of the net assets of the Fund as of March 31, 2021.
(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(13)	This Senior Loan will settle after March 31, 2021, at which time the interest rate will be determined.
(14)	The stated interest rate represents the weighted average interest rate at March 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(15)	Amount is less than 0.05%.
(16)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
March 31, 2021.
(17)	Represents investment of cash collateral received in connection with securities lending.

13
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	522	Long	6/30/21	$ 115,219,265	$ (25,340)
U.S. 5-Year Treasury Note	5	Long	6/30/21	616,992	(2,665)
U.S. 10-Year Treasury Note	(403)	Short	6/21/21	(52,767,812)	425,313
U.S. Ultra 10-Year Treasury Note	(1,018)	Short	6/21/21	(146,273,875)	5,151,999
					$5,549,307
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$4,000,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
USD	– United States Dollar
14
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2021
Statement of Assets and Liabilities (Unaudited)

March 31, 2021
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $1,803,276,752) - including $10,290,365 of securities on loan	$ 1,812,752,159
Investments in securities of affiliated issuers, at value (identified cost $118,435,679)	117,934,422
Receivable for variation margin on open futures contracts	360,240
Cash	154,614
Deposits at broker for futures contracts	2,964,230
Receivable for investments sold	30,042,545
Receivable for capital shares sold	12,039,562
Dividends and interest receivable	7,745,601
Dividends and interest receivable - affiliated	41,981
Securities lending income receivable	1,889
Tax reclaims receivable	1,340
Trustees' deferred compensation plan	1,175,435
Total assets	$1,985,214,018
Liabilities
Payable for investments purchased	$ 63,266,371
Payable for when-issued securities	8,428,000
Payable for capital shares redeemed	9,476,075
Distributions payable	502,636
Deposits for securities loaned	5,782,553
Payable to affiliates:
Investment advisory fee	439,016
Administrative fee	190,181
Distribution and service fees	82,270
Sub-transfer agency fee	17,860
Trustees' deferred compensation plan	1,175,435
Other	1,751
Accrued expenses	511,459
Total liabilities	$ 89,873,607
Net Assets	$1,895,340,411
Sources of Net Assets
Paid-in capital	$ 1,869,570,891
Distributable earnings	25,769,520
Total	$1,895,340,411
Class A Shares
Net Assets	$ 287,691,965
Shares Outstanding	17,517,043
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 16.42
Maximum Offering Price Per Share (100 ÷ 97.25 of net asset value per share)	$ 16.88
Class C Shares
Net Assets	$ 25,020,507
Shares Outstanding	1,529,285
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 16.36
15
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2021
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2021
Class I Shares
Net Assets	$1,515,533,279
Shares Outstanding	91,659,173
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 16.53
Class R6 Shares
Net Assets	$ 67,094,660
Shares Outstanding	4,058,181
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 16.53

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
16
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2021
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2021
Investment Income
Dividend income	$ 150,731
Dividend income - affiliated issuers	40,133
Interest and other income	21,841,294
Interest income - affiliated issuers	45,718
Securities lending income, net	14,812
Total investment income	$22,092,688
Expenses
Investment advisory fee	$ 2,458,315
Administrative fee	1,064,560
Distribution and service fees:
Class A	346,102
Class C	143,179
Trustees' fees and expenses	39,646
Custodian fees	17,899
Transfer agency fees and expenses	592,813
Accounting fees	179,813
Professional fees	40,464
Registration fees	60,528
Reports to shareholders	44,971
Miscellaneous	45,267
Total expenses	$ 5,033,557
Waiver and/or reimbursement of expenses by affiliate	$ (33,871)
Net expenses	$ 4,999,686
Net investment income	$17,093,002
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 8,088,626
Investment securities - affiliated issuers	(28)
Futures contracts	7,441,782
Net realized gain	$15,530,380
Change in unrealized appreciation (depreciation):
Investment securities	$ 11,483,499
Investment securities - affiliated issuers	(106,775)
Futures contracts	5,895,483
Net change in unrealized appreciation (depreciation)	$17,272,207
Net realized and unrealized gain	$32,802,587
Net increase in net assets from operations	$49,895,589
17
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2021
Statements of Changes in Net Assets

	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 17,093,002	$ 39,618,813
Net realized gain	15,530,380	18,911,051
Net change in unrealized appreciation (depreciation)	17,272,207	(18,627,156)
Net increase in net assets from operations	$ 49,895,589	$ 39,902,708
Distributions to shareholders:
Class A	$ (4,008,411)	$ (5,795,454)
Class C	(305,770)	(632,771)
Class I	(22,314,912)	(33,765,920)
Class R6	(749,673)	(823,433)
Total distributions to shareholders	$ (27,378,766)	$ (41,017,578)
Capital share transactions:
Class A	$ 17,430,073	$ 14,929,167
Class C	(7,496,715)	(16,172,341)
Class I	147,653,734	53,070,141
Class R6	26,462,181	15,500,381
Net increase in net assets from capital share transactions	$ 184,049,273	$ 67,327,348
Net increase in net assets	$ 206,566,096	$ 66,212,478
Net Assets
At beginning of period	$ 1,688,774,315	$ 1,622,561,837
At end of period	$1,895,340,411	$1,688,774,315
18
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2021
Financial Highlights

	Class A
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 16.21	$ 16.13	$ 15.83	$ 16.11	$ 16.18	$ 15.96
Income (Loss) From Operations
Net investment income(1)	$ 0.14	$ 0.35	$ 0.45	$ 0.37	$ 0.30	$ 0.33(2)
Net realized and unrealized gain (loss)	0.31	0.09	0.32	(0.28)	(0.07)	0.22
Total income from operations	$ 0.45	$ 0.44	$ 0.77	$ 0.09	$ 0.23	$ 0.55
Less Distributions
From net investment income	$ (0.15)	$ (0.36)	$ (0.47)	$ (0.37)	$ (0.30)	$ (0.33)
From net realized gain	(0.09)	—	—	—	—	—
Total distributions	$ (0.24)	$ (0.36)	$ (0.47)	$ (0.37)	$ (0.30)	$ (0.33)
Net asset value — End of period	$ 16.42	$ 16.21	$ 16.13	$ 15.83	$ 16.11	$ 16.18
Total Return(3)	2.77% (4)	2.80%	4.94%	0.59%	1.43%	3.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$287,692	$266,758	$251,080	$258,528	$337,692	$618,552
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.76% (6)	0.77%	0.81%	0.84%	0.94%	0.97%
Net expenses	0.76% (6)	0.76%	0.79%	0.84%	0.89%	0.94%
Net investment income	1.73% (6)	2.18%	2.80%	2.29%	1.87%	2.05% (2)
Portfolio Turnover	55% (4)	91% (7)	68%	80%	94%	147%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to less than $0.005 per share and less than 0.005% of average net assets.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes the effect of To-Be-Announced (TBA) transactions.
19
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2021
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 16.15	$ 16.07	$ 15.77	$ 16.05	$ 16.12	$ 15.91
Income (Loss) From Operations
Net investment income(1)	$ 0.08	$ 0.23	$ 0.33	$ 0.25	$ 0.18	$ 0.21(2)
Net realized and unrealized gain (loss)	0.31	0.09	0.32	(0.28)	(0.08)	0.21
Total income (loss) from operations	$ 0.39	$ 0.32	$ 0.65	$ (0.03)	$ 0.10	$ 0.42
Less Distributions
From net investment income	$ (0.09)	$ (0.24)	$ (0.35)	$ (0.25)	$ (0.17)	$ (0.21)
From net realized gain	(0.09)	—	—	—	—	—
Total distributions	$ (0.18)	$ (0.24)	$ (0.35)	$ (0.25)	$ (0.17)	$ (0.21)
Net asset value — End of period	$ 16.36	$ 16.15	$ 16.07	$ 15.77	$ 16.05	$ 16.12
Total Return(3)	2.39% (4)	2.03%	4.16%	(0.16)%	0.66%	2.67%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,021	$32,087	$48,326	$78,228	$100,333	$130,665
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.51% (6)	1.52%	1.57%	1.59%	1.65%	1.72%
Net expenses	1.51% (6)	1.51%	1.55%	1.59%	1.65%	1.69%
Net investment income	0.99% (6)	1.46%	2.06%	1.55%	1.11%	1.30% (2)
Portfolio Turnover	55% (4)	91% (7)	68%	80%	94%	147%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to less than $0.005 per share and less than 0.005% of average net assets.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes the effect of To-Be-Announced (TBA) transactions.
20
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2021
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 16.32	$ 16.24	$ 15.93	$ 16.20	$ 16.27	$ 16.05
Income (Loss) From Operations
Net investment income(1)	$ 0.16	$ 0.39	$ 0.49	$ 0.43	$ 0.36	$ 0.40(2)
Net realized and unrealized gain (loss)	0.31	0.10	0.33	(0.29)	(0.07)	0.22
Total income from operations	$ 0.47	$ 0.49	$ 0.82	$ 0.14	$ 0.29	$ 0.62
Less Distributions
From net investment income	$ (0.17)	$ (0.41)	$ (0.51)	$ (0.41)	$ (0.36)	$ (0.40)
From net realized gain	(0.09)	—	—	—	—	—
Total distributions	$ (0.26)	$ (0.41)	$ (0.51)	$ (0.41)	$ (0.36)	$ (0.40)
Net asset value — End of period	$ 16.53	$ 16.32	$ 16.24	$ 15.93	$ 16.20	$ 16.27
Total Return(3)	2.89% (4)	3.05%	5.24%	0.91%	1.82%	3.91%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,515,533	$1,349,828	$1,298,581	$1,043,989	$359,176	$259,852
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.51% (6)	0.52%	0.56%	0.59%	0.53%	0.53%
Net expenses	0.51% (6)	0.51%	0.51%	0.52%	0.51%	0.52%
Net investment income	1.98% (6)	2.43%	3.06%	2.69%	2.23%	2.47% (2)
Portfolio Turnover	55% (4)	91% (7)	68%	80%	94%	147%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to less than $0.005 per share and less than 0.005% of average net assets.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes the effect of To-Be-Announced (TBA) transactions.
21
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2021
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,	Period Ended September 30,
		2020	2019 (1)
Net asset value — Beginning of period	$ 16.32	$ 16.24	$ 15.90
Income (Loss) From Operations
Net investment income(2)	$ 0.17	$ 0.40	$ 0.33
Net realized and unrealized gain	0.30	0.09	0.34
Total income from operations	$ 0.47	$ 0.49	$ 0.67
Less Distributions
From net investment income	$ (0.17)	$ (0.41)	$ (0.33)
From net realized gain	(0.09)	—	—
Total distributions	$ (0.26)	$ (0.41)	$ (0.33)
Net asset value — End of period	$ 16.53	$ 16.32	$ 16.24
Total Return(3)	2.91% (4)	3.10%	4.25% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$67,095	$40,102	$24,575
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.46% (6)	0.46%	0.49% (6)
Net expenses	0.46% (6)	0.46%	0.46% (6)
Net investment income	2.03% (6)	2.46%	3.11% (6)
Portfolio Turnover	55% (4)	91% (7)	68% (8)

(1)	For the period from the commencement of operations, February 1, 2019, to September 30, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes the effect of To-Be-Announced (TBA) transactions.
(8)	For the year ended September 30, 2019.
22
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2021
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Short Duration Income Fund (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income- producing securities. The Fund invests primarily in investment grade, U.S. dollar denominated debt securities.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.50% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
23

Calvert
Short Duration Income Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 387,888,343	$ —	$ 387,888,343
Collateralized Mortgage Obligations	—	111,248,576	—	111,248,576
Commercial Mortgage-Backed Securities	—	86,507,862	—	86,507,862
Corporate Bonds	—	1,116,611,882	—	1,116,611,882
High Social Impact Investments	—	3,884,680	—	3,884,680
Preferred Stocks	8,553,472	—	—	8,553,472
Senior Floating-Rate Loans	—	61,636,135	—	61,636,135
Sovereign Government Bonds	—	5,135,230	—	5,135,230
Taxable Municipal Obligations	—	18,925,264	—	18,925,264
U.S. Treasury Obligations	—	35,064,741	—	35,064,741
Short-Term Investments:
Other	—	89,447,843	—	89,447,843
Securities Lending Collateral	5,782,553	—	—	5,782,553
Total Investments	$14,336,025	$1,916,350,556	$ —	$1,930,686,581
Futures Contracts	$ 5,577,312	$ —	$ —	$ 5,577,312
Total	$19,913,337	$1,916,350,556	$ —	$1,936,263,893
Liability Description
Futures Contracts	$ (28,005)	$ —	$ —	$ (28,005)
Total	$ (28,005)	$ —	$ —	$ (28,005)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign interest, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.
24

Calvert
Short Duration Income Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
E  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
F  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
G  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
H  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
K  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase or sell securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery,
25

Calvert
Short Duration Income Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. A forward purchase or sale commitment may be closed by entering into an offsetting commitment or delivery of securities. The Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
L  Interim Financial Statements— The interim financial statements relating to March 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and CRM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the “New Agreement”) with CRM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory agreement with CRM in effect prior to March 1, 2021), the fee is computed at the following annual rates of the Fund's average daily net assets: 0.28% on the first $750 million and 0.275% over $750 million, and is payable monthly. For the six months ended March 31, 2021, the investment advisory fee amounted to $2,458,315 or 0.28% (annualized) of the Fund's average daily net assets. The Fund may invest its cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
CRM has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.76%, 1.51%, 0.51% and 0.46% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R6, respectively. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2022. For the six months ended March 31, 2021, CRM waived or reimbursed expenses of $33,871.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2021, CRM was paid administrative fees of $1,064,560.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2021 amounted to $346,102 and $143,179 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $19,782 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2021. The Fund was also informed that EVD received $8,283 and $5,666 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2021, sub-transfer agency fees and expenses incurred to EVM amounted to $35,953 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 ($20,000 prior to January 1, 2021) annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM. Prior to December 31, 2020, an Advisory Council aided the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The Advisory Council consisted of CRM’s Chief Executive Officer and three additional members. For the year ended December 31, 2020, each member (other than CRM’s Chief Executive Officer) was compensated $20,000 for their service on the Advisory Council. Such compensation, and any other compensation and/or expenses incurred by the Advisory Council as may be approved by the Board, was borne by the Calvert funds. For the six months ended March 31, 2021, the Fund’s allocated portion of the Advisory Council compensation and fees was $1,365, which is included in miscellaneous expense on the Statement of Operations.
26

Calvert
Short Duration Income Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

3  Investment Activity
During the six months ended March 31, 2021, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities, paydowns and principal repayments on senior floating-rate loans, were $688,247,109 and $524,575,109, respectively. Purchases and sales of U.S. government and agency securities, including paydowns, were $414,191,353 and $418,009,171, respectively.
4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2021, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,922,064,469
Gross unrealized appreciation	$ 31,902,834
Gross unrealized depreciation	(17,731,415)
Net unrealized appreciation	$ 14,171,419
5  Financial Instruments
A summary of futures contracts outstanding at March 31, 2021 is included in the Schedule of Investments. During the six months ended March 31, 2021, the Fund used futures contracts to hedge interest rate risk and to manage duration.
At March 31, 2021, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$5,577,312 (1)	$(28,005) (1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2021 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ 7,441,782	$ 5,895,483
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended March 31, 2021 was approximately $38,655,000 and $170,243,000, respectively.
27

Calvert
Short Duration Income Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2021, the total value of securities on loan, including accrued interest, was $10,380,069 and the total value of collateral received was $10,594,946, comprised of cash of $5,782,553 and U.S. government and/or agencies securities of $4,812,393.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2021.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$5,782,553	$ —	$ —	$ —	$5,782,553
The carrying amount of the liability for deposits for securities loaned at March 31, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2021.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended March 31, 2021.
8  Affiliated Issuers and Funds
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. CRM’s President and Chief Executive Officer (and the only director/trustee on the Fund Board that is an “interested person” of the Fund) serves on the CIC Board. In addition, another director/trustee on the Fund Board serves as a director emeritus on the CIC Board.
28

Calvert
Short Duration Income Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

In addition to the Notes, the Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At March 31, 2021, the value of the Fund's investment in the Notes and affiliated issuers and funds was $117,934,422, which represents 6.2% of the Fund's net assets. Transactions in the Notes and affiliated issuers and funds by the Fund for the six months ended March 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 0.806%, (1 mo. USD LIBOR +0.70%), 11/15/34(1)	$ —	$ 1,000,781	$ —	$ —	$ 60	$ 1,000,841	$ 381	$ 1,000,000
Morgan Stanley Capital I Trust, Series 2017-CLS, Class B, 0.956%, (1 mo. USD LIBOR + 0.85%), 11/15/34(1)	—	—	—	—	(839)	3,603,188	2,972	3,600,000
Morgan Stanley Capital I Trust, Series 2017-CLS, Class C, 1.106%, (1 mo. USD LIBOR + 1.00%), 11/15/34(1)	—	—	—	—	(1,292)	5,559,908	5,303	5,555,000
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 1.506%, (1 mo. USD LIBOR+ 1.40%), 5/15/36(1)	—	—	—	—	10,589	14,437,962	19,395	14,831,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(2)	—	4,000,000	—	—	(115,320)	3,884,680	17,667	4,000,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	18,183,677	628,538,946	(557,274,779)	(28)	27	89,447,843	40,133	89,438,899
Totals				$ (28)	$ (106,775)	$117,934,422	$85,851

(1)	May be deemed to be an affiliated issuer as of March 1, 2021 (see Note 2).
(2)	Restricted security.
9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares for the six months ended March 31, 2021 and the year ended September 30, 2020 were as follows:
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	3,382,357	$ 55,480,856	5,761,832	$ 92,418,372
Reinvestment of distributions	214,814	3,519,591	322,971	5,171,284
Shares redeemed	(2,905,719)	(47,639,206)	(5,816,113)	(92,570,103)
Converted from Class C	370,272	6,068,832	624,490	9,909,614
Net increase	1,061,724	$ 17,430,073	893,180	$ 14,929,167
Class C
Shares sold	333,388	$ 5,428,214	571,703	$ 9,105,538
Reinvestment of distributions	17,448	284,619	31,001	494,496
Shares redeemed	(436,783)	(7,140,716)	(995,684)	(15,862,761)
Converted to Class A	(371,632)	(6,068,832)	(626,896)	(9,909,614)
Net decrease	(457,579)	$ (7,496,715)	(1,019,876)	$ (16,172,341)
29

Calvert
Short Duration Income Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class I
Shares sold	26,242,658	$ 433,243,836	38,858,238	$ 627,700,552
Reinvestment of distributions	1,140,313	18,811,208	1,762,988	28,418,075
Shares redeemed	(18,433,353)	(304,401,310)	(37,857,916)	(603,048,486)
Net increase	8,949,618	$ 147,653,734	2,763,310	$ 53,070,141
Class R6
Shares sold	1,737,472	$ 28,714,898	1,794,251	$ 29,125,054
Reinvestment of distributions	37,810	623,986	49,428	795,909
Shares redeemed	(174,456)	(2,876,703)	(899,338)	(14,420,582)
Net increase	1,600,826	$ 26,462,181	944,341	$ 15,500,381
10  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
30

Calvert
Short Duration Income Fund
March 31, 2021
Joint Special Meeting of Shareholders (Unaudited)

Calvert Short Duration Income Fund (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Calvert funds on February 19, 2021 in order to approve a new investment advisory agreement with Calvert Research and Management to serve as the Fund’s investment adviser (the “Proposal”). The shareholder meeting results are as follows:
Number of Shares(1)
For	Against	Abstain (2)	Broker Non-Votes(2)
61,112,114.942	524,791.588	2,256,180.694	0
(1) Fractional shares were voted proportionately.
(2) Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.
31

Calvert
Short Duration Income Fund
March 31, 2021
Board of Trustees' Contract Approval

Overview of the Board Evaluation Process
Even though the following description of the Board’s consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Calvert Short Duration Income Fund.
Fund	Investment Adviser	Investment Sub-Adviser
Calvert Short Duration Income Fund	Calvert Research and Management	None
Following the public announcement of Morgan Stanley’s planned acquisition of Eaton Vance Corp. (“EVC”) and its affiliates (the “Transaction”), the Board members who are not “interested persons” (as defined in the 1940 Act) of the Funds or CRM (the “Independent Board Members”), met on October 8, 2020 with their independent legal counsel. During that meeting, the Independent Board Members preliminarily discussed the Transaction and the implications of the Transaction on the Funds and CRM. At the request of the Independent Board Members, their counsel discussed the various actions that they and the Funds’ shareholders would be asked to take in connection with the Transaction, including requesting information from CRM and Morgan Stanley concerning the Transaction and its implications for the Funds.
On October 14, 2020, during a telephonic meeting of the Boards, senior representatives of CRM provided an overview of the Transaction and Morgan Stanley to the Independent Board Members and their counsel. The senior representatives of CRM also discussed the anticipated benefits of the Transaction to CRM and the Funds. They also indicated that they expected that the operations of CRM and the Funds would be maintained substantially in their current forms after the Closing of the Transaction.
In connection with the proposed Transaction, the Independent Board Members, assisted by their independent legal counsel, requested extensive information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Request for Information”).
On November 18, 2020, during a telephonic meeting of the Boards, senior representatives of CRM discussed certain matters related to the Transaction with the Independent Board Members and their counsel. The senior representatives of CRM indicated that CRM and Morgan Stanley were in the process of preparing a response to the Request for Information and that senior representatives of CRM and Morgan Stanley would be prepared to discuss their response and any other matters related to the Transaction with the Independent Board Members at the Boards’ December 8, 2020 meeting.
On December 1, 2020, during a video conference meeting, the Independent Board Members reviewed CRM’s and Morgan Stanley’s response to the Request for Information (the “Response”) and discussed the information contained in the Response amongst themselves and with their counsel. During that meeting, the Independent Board Members received advice from their independent legal counsel regarding their responsibilities in evaluating the possible Transaction and new investment advisory agreements and new investment sub-advisory agreements (the “New Agreements”). Following that meeting, the Independent Board Members, assisted by their counsel, requested additional information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Supplemental Request for Information”).
In connection with the proposed Transaction and their consideration of the New Agreements, the Board members, including all of the Independent Board Members, met with senior representatives of EVC, CRM and Morgan Stanley at a meeting held on December 8, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders and any remaining matters concerning the Response and CRM’s and Morgan Stanley’s response to the Supplemental Request for Information. During the meeting, senior representatives of Morgan Stanley made presentations to, and responded to questions from, the Board members. After the presentations and discussions with senior representatives of EVC, CRM and Morgan Stanley, the Independent Board Members met in executive session with their counsel to consider the Transaction, the New Agreements and related matters.
Each Board’s evaluation of the New Agreements included consideration of the information provided specifically in regard to the New Agreements as well as, where relevant, information that previously had been provided to the Board in connection with the most recent annual contract renewal of the Funds’ current contractual arrangements at a meeting held on March 4, 2020.
In the course of its deliberations regarding the New Agreements, the Board members considered the following factors, among others: the nature, extent and quality of the services to be provided by CRM, its affiliates and the Sub-Advisers, including the personnel who would be providing such services; Morgan Stanley’s financial condition; the proposed advisory and sub-advisory fees; comparative fee and expense information for the Funds and for comparable funds managed by CRM and its affiliates; the anticipated profitability of the Funds to CRM and its affiliates; the direct and indirect benefits, if any, to be derived by Morgan Stanley, CRM, and their affiliates from their relationship with the Funds; the effect of each Fund’s projected growth and size on each Fund’s performance and expenses; and CRM’s and the Sub-Advisers’ compliance programs.
In considering the nature, extent, and quality of the services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Agreements, the Board members took into account information relating to CRM’s and the Sub-Advisers’ operations and personnel, including, among other information, biographical information on their investment, supervisory, and professional staff, as applicable, and descriptions of their organizational and management structure. The Board members considered the investment strategies used in managing the Funds and the performance of other funds managed by the investment teams at CRM and its affiliates that would be managing the Funds. The Board members also took into account, as applicable, CRM’s and the Sub-Advisers’ proposed staffing and overall resources. CRM’s administrative capabilities were also considered. The Board members concluded that they were satisfied with the nature, extent and quality of services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Advisory Agreements.
32

Calvert
Short Duration Income Fund
March 31, 2021
Board of Trustees' Contract Approval — continued

In considering the management style and investment strategies that CRM and the Sub-Advisers, as applicable, proposed to use in managing the Funds, the Board members took into consideration certain comparative performance information for the Funds prepared by an independent data provider. The Board members also considered information regarding the financial condition of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry. The Board members took into account that the Funds’ investment objectives, investment strategies and portfolio managers were not expected to change after the Closing of the Transaction. Based upon their review, the Board members concluded that CRM and the Sub-Advisers, as applicable, are qualified to manage each Fund’s assets in accordance with the Funds’ investment objectives and investment strategies and that the investment strategies continued to be appropriate for pursuing each Fund’s investment objective(s).
In considering each Fund’s proposed fees and estimated expenses, the Board members considered certain comparative fee and expense data prepared by an independent data provider. The Board members also took into account that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members further took into account that no changes in the Funds’ current expense limitations were being proposed in connection with the Transaction. Based upon their review, the Board members concluded that the proposed advisory and sub-advisory fees were reasonable in view of the quality of services to be received by the Funds from CRM and the Sub-Advisers, as applicable.
In reviewing the anticipated profitability of the advisory fees to CRM and its affiliates, the Board members considered the fact that affiliates of CRM would be providing shareholder servicing, administrative, distribution, and sub-advisory services to the Funds for which they would receive compensation. The Board also took into account whether CRM had the financial wherewithal to provide services to the Funds. The Board also considered that CRM and Morgan Stanley would likely derive benefits to their reputations and other indirect benefits from their relationship with the Funds. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the anticipated profitability of the Funds to the Sub-Advisers was not a material factor in the Board’s deliberations concerning the entering into of the New Agreements. Based upon its review, the Board concluded that CRM’s and its affiliates’ anticipated level of profitability from their relationship with the Funds was reasonable.
The Board members considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board members took into account management’s discussion of the Funds’ proposed advisory and sub-advisory fees, noting that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members also noted that the advisory and sub-advisory fee schedules for certain Funds will contain one or more breakpoints that will reduce the respective advisory and sub-advisory fee rates on assets above specified levels as the applicable Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Funds that did not currently have such breakpoints in their advisory and sub-advisory fee schedules. The Board members determined that adding breakpoints at specified levels to the advisory and sub-advisory fee schedules of the Funds that did not currently have breakpoints would not be appropriate at this time. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the Board did not consider the potential economies of scale from the Sub-Advisers’ management of the Funds to be a material factor in the Board’s deliberations concerning the entering into of the New Agreements. The Board members noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.
In considering the approval of the New Agreements, the Board members also considered the following matters:
i. their belief that the Transaction will benefit the Funds;
ii. CRM’s and the Sub-Advisers’ intentions to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies, which, where applicable, includes continuing to manage the Fund pursuant to responsible investment criteria as described in the Fund’s prospectus;
iii. the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;
iv. Morgan Stanley’s commitment to maintain the investment autonomy of CRM;
v. Morgan Stanley’s and CRM’s commitment to maintaining the nature, quality and extent of services provided to the Funds by CRM and its affiliates following the Closing of the Transaction;
vi. Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;
vii. confirmation that the current senior management team at CRM has indicated its strong support of the Transaction; and
viii. a commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction.
In approving the New Agreements, the Board members did not identify any single factor as controlling, and each Board member may have attributed different weight to various factors.
The Board members reached the following conclusions regarding the New Agreements, among others: (a) CRM and the Sub-Advisers have demonstrated that they possess the capability and resources to perform the duties required of them under the New Agreements; (b) CRM and the Sub-Advisers are qualified to manage the applicable Fund’s assets in accordance with such Fund’s investment objective(s) and investment strategies; (c) CRM’s and the
33

Calvert
Short Duration Income Fund
March 31, 2021
Board of Trustees' Contract Approval — continued

Sub-Advisers’ proposed investment strategies are appropriate for pursuing the applicable Fund’s investment objective(s); and (d) the proposed advisory and sub-advisory fees are reasonable in view of the quality of the services to be received by each Fund from CRM and the Sub-Advisers, as applicable. Based upon the foregoing considerations, at the meeting of the Board held on December 8, 2020, the Board members, including all of the Independent Board Members, unanimously approved the New Agreements and determined to recommend their approval to the shareholders of the Funds. In voting its approval of the New Agreements at the meeting, the Board relied on an order issued by the SEC in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.
34

Calvert
Short Duration Income Fund
March 31, 2021
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Trustee and President
35

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

36

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
37

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
38

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24180     3.31.21

Calvert
Ultra-Short Duration Income Fund
Semiannual Report
March 31, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2021
Calvert
Ultra-Short Duration Income Fund

Calvert
Ultra-Short Duration Income Fund
March 31, 2021
Performance

Portfolio Managers Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/31/2006	10/31/2006	1.16%	5.45%	1.68%	1.23%
Class I at NAV	01/31/2014	10/31/2006	1.28	5.72	1.96	1.44
Class R6 at NAV	10/03/2017	10/31/2006	1.30	5.76	1.99	1.46

Bloomberg Barclays 9-12 Months Short Treasury Index	—	—	0.12%	0.25%	1.53%	0.92%

% Total Annual Operating Expense Ratios[3]	Class A	Class I	Class R6
Gross	0.76%	0.51%	0.47%
Net	0.72	0.47	0.43
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Ultra-Short Duration Income Fund
March 31, 2021
Fund Profile

Asset Allocation (% of total investments)

Credit Quality (% of bond holdings)*

* For purposes of the Fund's rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

See Endnotes and Additional Disclosures in this report.
3

Calvert
Ultra-Short Duration Income Fund
March 31, 2021
Endnotes and Additional Disclosures

[1]	Bloomberg Barclays 9-12 Months Short Treasury Index measures the performance of U.S. Treasury bills, notes, and bonds with a maturity between nine and twelve months. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A and the performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/22. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profile subject to change due to active management.
4

Calvert
Ultra-Short Duration Income Fund
March 31, 2021
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2020 to March 31, 2021).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/20)	Ending Account Value (3/31/21)	Expenses Paid During Period* (10/1/20 – 3/31/21)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,011.60	$3.61 **	0.72%
Class I	$1,000.00	$1,012.80	$2.36 **	0.47%
Class R6	$1,000.00	$1,013.00	$2.16 **	0.43%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.34	$3.63 **	0.72%
Class I	$1,000.00	$1,022.59	$2.37 **	0.47%
Class R6	$1,000.00	$1,022.79	$2.17 **	0.43%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2020.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
Ultra-Short Duration Income Fund
March 31, 2021
Schedule of Investments (Unaudited)

Asset-Backed Securities — 18.6%

Security	Principal Amount (000's omitted)	Value
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88%, 8/15/25(1)	$1,890	$ 1,892,581
Avant Loans Funding Trust:
Series 2019-B, Class A, 2.72%, 10/15/26(1)	2,765	2,770,138
Series 2019-B, Class B, 3.15%, 10/15/26(1)	5,786	5,842,287
Chesapeake Funding II, LLC:
Series 2017-3A, Class A2, 0.446%, (1 mo. USD LIBOR + 0.34%), 8/15/29(1)(2)	169	169,179
Series 2017-4A, Class A1, 2.12%, 11/15/29(1)	804	806,027
Series 2020-1A, Class A2, 0.756%, (1 mo. USD LIBOR + 0.65%), 8/16/32(1)(2)	1,023	1,029,667
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	7,604	7,640,391
Conn's Receivables Funding, LLC:
Series 2019-A, Class A, 3.40%, 10/16/23(1)	586	588,806
Series 2019-A, Class B, 4.36%, 10/16/23(1)	1,469	1,475,953
Series 2019-B, Class B, 3.62%, 6/17/24(1)	1,941	1,949,483
Series 2020-A, Class A, 1.71%, 6/16/25(1)	2,308	2,315,887
Series 2020-A, Class B, 4.27%, 6/16/25(1)	1,400	1,414,875
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P2, Class B, 4.10%, 10/15/25(1)	4,625	4,647,674
Series 2019-P1, Class A, 2.94%, 7/15/26(1)	1,232	1,237,860
Series 2019-P2, Class A, 2.47%, 10/15/26(1)	2,547	2,557,472
Series 2020-P1, Class A, 2.26%, 3/15/28(1)	1,601	1,610,853
Credit Acceptance Auto Loan Trust, Series 2018-1A, Class B, 3.60%, 4/15/27(1)	1,396	1,400,032
Crossroads Asset Trust, Series 2021-A, Class A2, 0.82%, 3/20/24(1)	2,000	2,000,944
DataBank Issuer, Series 2021-1A, Class A2, 2.06%, 2/27/51(1)	769	764,412
DB Master Finance, LLC, Series 2017-1A, Class A2I, 3.629%, 11/20/47(1)	2,910	2,976,194
Dell Equipment Finance Trust, Series 2020-2, Class A2, 0.47%, 10/24/22(1)	1,250	1,251,595
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2IB, 3.857%, 4/30/47(1)	4,235	4,269,567
Ford Credit Auto Lease Trust:
Series 2020-B, Class A2A, 0.50%, 12/15/22	1,887	1,888,673
Series 2020-B, Class A2B, 0.366%, (1 mo. USD LIBOR + 0.26%), 12/15/22(2)	2,700	2,702,064
Hertz Fleet Lease Funding, L.P.:
Series 2017-1, Class A1, 0.756%, (1 mo. USD LIBOR + 0.65%), 4/10/31(1)(2)	2,173	2,173,787
Series 2017-1, Class A2, 2.13%, 4/10/31(1)	1,545	1,548,019
Series 2018-1, Class A1, 0.606%, (1 mo. USD LIBOR + 0.50%), 5/10/32(1)(2)	2,994	2,994,832
Series 2018-1, Class A2, 3.23%, 5/10/32(1)	1,552	1,555,116
Security	Principal Amount (000's omitted)	Value
Hertz Fleet Lease Funding, L.P.: (continued)
Series 2019-1, Class A1, 0.576%, (1 mo. USD LIBOR + 0.47%), 1/10/33(1)(2)	$658	$ 659,447
Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.74%, 2/25/39(1)	1,297	1,349,911
Marlette Funding Trust:
Series 2018-2A, Class C, 4.37%, 7/17/28(1)	5,609	5,675,258
Series 2019-2A, Class A, 3.13%, 7/16/29(1)	937	943,815
Series 2020-2A, Class A, 1.02%, 9/16/30(1)	1,196	1,198,024
Series 2020-2A, Class B, 1.83%, 9/16/30(1)	873	880,818
MVW, LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	380	386,824
OneMain Financial Issuance Trust:
Series 2015-3A, Class A, 3.63%, 11/20/28(1)	470	470,656
Series 2015-3A, Class B, 4.16%, 11/20/28(1)	1,310	1,311,930
Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	4,710	4,717,419
Series 2017-1A, Class A2, 0.906%, (1 mo. USD LIBOR + 0.80%), 9/14/32(1)(2)	363	363,149
Series 2018-1A, Class A, 3.30%, 3/14/29(1)	10,495	10,534,918
Series 2019-1A, Class A, 3.48%, 2/14/31(1)	776	783,010
Oscar US Funding XII, LLC, Series 2021-1A, Class A2, 0.40%, 3/11/24(1)	2,600	2,600,920
Prosper Marketplace Issuance Trust:
Series 2019-3A, Class A, 3.19%, 7/15/25(1)	150	150,493
Series 2019-4A, Class A, 2.48%, 2/17/26(1)	1,123	1,127,421
Small Business Lending Trust:
Series 2019-A, Class A, 2.85%, 7/15/26(1)	1,237	1,235,904
Series 2020-A, Class A, 2.62%, 12/15/26(1)	1,785	1,792,236
SoFi Consumer Loan Program, LLC:
Series 2017-4, Class A, 2.50%, 5/26/26(1)	111	110,749
Series 2017-5, Class A2, 2.78%, 9/25/26(1)	3,399	3,417,370
Series 2017-6, Class A2, 2.82%, 11/25/26(1)	520	520,844
SoFi Professional Loan Program, LLC, Series 2016-B, Class A1, 1.309%, (1 mo. USD LIBOR + 1.20%), 6/25/33(1)(2)	104	104,290
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	4,463	4,505,176
Springleaf Funding Trust:
Series 2015-BA, Class A, 3.48%, 5/15/28(1)	1,146	1,148,482
Series 2017-AA, Class A, 2.68%, 7/15/30(1)	5,044	5,058,894
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	26	28,210
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	1,525	1,530,964
Taco Bell Funding, LLC, Series 2018-1A, Class A2I, 4.318%, 11/25/48(1)	2,932	2,959,241
Tesla Auto Lease Trust:
Series 2018-B, Class A, 3.71%, 8/20/21(1)	815	817,288
Series 2019-A, Class A2, 2.13%, 4/20/22(1)	6,699	6,742,739
Series 2020-A, Class A2, 0.55%, 5/22/23(1)	1,623	1,625,359

6
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Theorem Funding Trust, Series 2020-1A, Class A, 2.48%, 10/15/26(1)	$4,804	$ 4,841,798
Toyota Auto Receivables Owner Trust, Series 2020-C, Class A2, 0.36%, 2/15/23	2,110	2,111,657
Vantage Data Centers Issuer, LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	4,955	4,879,144
Verizon Owner Trust:
Series 2018-1A, Class A1A, 2.82%, 9/20/22(1)	18	18,408
Series 2018-1A, Class B, 3.05%, 9/20/22(1)	701	704,908
Series 2019-A, Class A1B, 0.441%, (1 mo. USD LIBOR + 0.33%), 9/20/23(2)	908	909,154
Series 2020-2A, Class A1B, 0.381%, (1 mo. USD LIBOR + 0.27%), 7/22/24(2)	13,500	13,526,384
Series 2020-B, Class A, 0.47%, 2/20/25	5,515	5,531,102
Total Asset-Backed Securities (identified cost $160,843,832)		$160,748,682

Collateralized Mortgage Obligations — 7.3%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2020-2A, Class M1A, 2.409%, (1 mo. USD LIBOR + 2.30%), 8/26/30(1)(2)	$1,472	$ 1,480,436
Series 2020-3A, Class M1A, 2.109%, (1 mo. USD LIBOR + 2.00%), 10/25/30(1)(2)	3,900	3,922,935
Series 2021-1A, Class M1A, 1.76%, (SOFR + 1.75%), 3/25/31(1)(2)	3,420	3,436,194
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M2, 2.609%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	2,792	2,849,926
Series 2018-DNA1, Class M2, 1.909%, (1 mo. USD LIBOR + 1.80%), 7/25/30(2)	3,729	3,711,062
Series 2018-DNA1, Class M2AT, 1.159%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	4,051	4,042,586
Series 2018-HQA2, Class M1, 0.859%, (1 mo. USD LIBOR + 0.75%), 10/25/48(1)(2)	571	572,153
Series 2019-DNA3, Class M2, 2.159%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	855	855,380
Series 2019-DNA4, Class M2, 2.059%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(2)	1,778	1,780,310
Series 2020-DNA2, Class M1, 0.859%, (1 mo. USD LIBOR + 0.75%), 2/25/50(1)(2)	2,950	2,958,283
Series 2020-DNA4, Class M1, 1.609%, (1 mo. USD LIBOR + 1.50%), 8/25/50(1)(2)	361	362,395
Series 2020-DNA5, Class M1, 1.31%, (SOFR + 1.30%), 10/25/50(1)(2)	1,027	1,030,448
Series 2020-DNA6, Class M1, 0.91%, (SOFR + 0.90%), 12/25/50(1)(2)	2,016	2,022,266
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 2.709%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	$4,504	$ 4,436,409
Series 2014-C03, Class 1M2, 3.109%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	4,365	4,313,717
Series 2014-C04, Class 1M2, 5.009%, (1 mo. USD LIBOR + 4.90%), 11/25/24(2)	8,608	8,871,662
Series 2019-R02, Class 1M2, 2.409%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(2)	1,840	1,846,040
Home RE, Ltd., Series 2021-1, Class M1A, 1.159%, (1 mo. USD LIBOR + 1.05%), 7/25/33(1)(2)	6,800	6,824,971
RESIMAC Bastille Trust, Series 2018-1NCA, Class A1, 0.953%, (1 mo. USD LIBOR + 0.85%), 12/5/59(1)(2)	1,342	1,344,253
RESIMAC Premier Trust, Series 2020-1A, Class A1A, 1.153%, (1 mo. USD LIBOR + 1.05%), 2/7/52(1)(2)	2,672	2,689,756
Toorak Mortgage Corp., Ltd., Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21(1)(3)	3,416	3,431,560
Total Collateralized Mortgage Obligations (identified cost $63,629,304)		$ 62,782,742

Commercial Mortgage-Backed Securities — 3.8%

Security	Principal Amount (000's omitted)	Value
BX Commercial Mortgage Trust, Series 2019-XL, Class A, 1.026%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(2)	$4,294	$ 4,302,314
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 0.806%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(2)(4)	8,950	8,957,530
Series 2017-CLS, Class B, 0.956%, (1 mo. USD LIBOR + 0.85%), 11/15/34(1)(2)(4)	11,690	11,700,353
Series 2019-BPR, Class A, 1.506%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(2)(4)	6,308	6,140,831
RETL Trust, Series 2019-RVP, Class C, 2.206%, (1 mo. USD LIBOR + 2.10%), 3/15/36(1)(2)	2,215	2,208,941
Total Commercial Mortgage-Backed Securities (identified cost $33,415,908)		$ 33,309,969

Corporate Bonds — 61.1%

Security	Principal Amount (000's omitted)	Value
Basic Materials — 0.4%
LYB International Finance III, LLC, 1.238%, (3 mo. USD LIBOR + 1.00%), 10/1/23(2)	$3,372	$ 3,382,210
		$ 3,382,210

7
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Communications — 3.1%
AT&T, Inc., 0.65%, (SOFR + 0.64%), 3/25/24(2)	$6,471	$ 6,479,640
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	2,400	2,540,760
Sprint Corp., 7.25%, 9/15/21	2,700	2,771,145
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC, 3.36%, 9/20/21(1)	125	126,133
T-Mobile USA, Inc., 2.25%, 2/15/26	1,084	1,093,149
Verizon Communications, Inc.:
0.51%, (SOFR + 0.50%), 3/22/24(2)	5,000	5,015,682
1.19%, (3 mo. USD LIBOR + 1.00%), 3/16/22(2)	8,411	8,480,772
		$ 26,507,281
Consumer, Cyclical — 9.8%
7-Eleven, Inc.:
0.625%, 2/10/23(1)	$1,280	$ 1,280,994
0.645%, (3 mo. USD LIBOR + 0.45%), 8/10/22(1)(2)	3,000	3,003,234
American Honda Finance Corp.:
0.503%, (3 mo. USD LIBOR + 0.28%), 1/12/24(2)	10,000	10,001,734
0.65%, 9/8/23	4,200	4,209,803
0.875%, 7/7/23	3,111	3,133,762
BMW US Capital, LLC, (SOFR + 0.53%), 4/1/24(1)(5)	7,000	7,014,337
Daimler Finance North America, LLC, 0.742%, (3 mo. USD LIBOR + 0.55%), 5/4/21(1)(2)	5,000	5,002,158
Delta Air Lines, Inc.:
3.40%, 4/19/21	4,000	4,000,000
3.625%, 3/15/22	4,000	4,045,302
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.50%, 10/20/25(1)	4,213	4,499,612
Ford Motor Credit Co., LLC:
1.048%, (3 mo. USD LIBOR + 0.81%), 4/5/21(2)	3,900	3,900,000
1.104%, (3 mo. USD LIBOR + 0.88%), 10/12/21(2)	3,140	3,125,163
1.276%, (3 mo. USD LIBOR + 1.08%), 8/3/22(2)	2,000	1,981,960
3.377%, (3 mo. USD LIBOR + 3.14%), 1/7/22(2)	2,000	2,024,058
5.875%, 8/2/21	3,000	3,044,100
Hyundai Capital America, 1.174%, (3 mo. USD LIBOR + 0.94%), 7/8/21(1)(2)	2,970	2,973,397
Nordstrom, Inc.:
2.30%, 4/8/24(1)(6)	1,572	1,574,925
4.00%, 10/15/21	2,485	2,500,228
PACCAR Financial Corp., 0.35%, 8/11/23	2,196	2,194,191
Toll Brothers Finance Corp., 5.875%, 2/15/22	1,400	1,438,500
Toyota Motor Credit Corp.:
0.348%, (3 mo. USD LIBOR + 0.15%), 2/14/22(2)(7)	8,150	8,156,040
0.45%, 7/22/22	5,500	5,511,777
		$ 84,615,275
Security	Principal Amount (000's omitted)	Value
Consumer, Non-cyclical — 4.7%
AbbVie, Inc., 0.532%, (3 mo. USD LIBOR + 0.35%), 5/21/21(2)	$9,000	$ 9,003,096
Anthem, Inc., 0.45%, 3/15/23	960	961,304
Ashtead Capital, Inc., 5.25%, 8/1/26(1)	3,516	3,697,426
Becton Dickinson and Co., 1.206%, (3 mo. USD LIBOR + 1.03%), 6/6/22(2)	390	393,718
Centene Corp., 5.375%, 6/1/26(1)	12,000	12,563,400
GlaxoSmithKline Capital PLC, 0.534%, 10/1/23	1,594	1,596,507
Kraft Heinz Foods Co., 3.875%, 5/15/27	2,700	2,942,883
Royalty Pharma PLC:
0.75%, 9/2/23(1)	8,250	8,246,715
1.20%, 9/2/25(1)	1,650	1,617,597
		$ 41,022,646
Energy — 0.9%
NuStar Logistics, L.P.:
4.75%, 2/1/22(7)	$1,800	$ 1,829,250
5.75%, 10/1/25	1,660	1,779,553
TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)	3,800	3,930,625
		$ 7,539,428
Financial — 29.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.50%, 5/26/22	$1,300	$ 1,336,607
3.95%, 2/1/22	11,470	11,738,112
4.50%, 9/15/23	962	1,035,203
4.625%, 7/1/22	1,000	1,046,206
Air Lease Corp., 3.50%, 1/15/22	2,825	2,889,145
Banco Santander S.A., 1.265%, (3 mo. USD LIBOR + 1.09%), 2/23/23(2)(7)	3,330	3,369,411
Bank of America Corp.:
0.74%, (SOFR + 0.73%), 10/24/24(2)	13,800	13,878,114
1.404%, (3 mo. USD LIBOR + 1.18%), 10/21/22(2)	4,000	4,024,139
Bank of Montreal:
0.36%, (SOFR + 0.35%), 12/8/23(2)	8,200	8,203,648
0.69%, (SOFR + 0.68%), 3/10/23(2)	10,000	10,089,439
Bank of Nova Scotia (The), 0.56%, (SOFR + 0.55%), 9/15/23(2)	8,500	8,549,312
BBVA Bancomer S.A./Texas, 1.875%, 9/18/25(1)	1,718	1,723,369
Canadian Imperial Bank of Commerce, 0.81%, (SOFR + 0.80%), 3/17/23(2)	12,310	12,418,530
Capital One Financial Corp., 0.932%, (3 mo. USD LIBOR + 0.72%), 1/30/23(2)	7,084	7,137,092
Charles Schwab Corp. (The), 0.51%, (SOFR + 0.50%), 3/18/24(2)	4,000	4,023,632
Citibank NA, 0.782%, (3 mo. USD LIBOR + 0.60%), 5/20/22(2)	5,000	5,004,172

8
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
Citigroup, Inc.:
0.776% to 10/30/23, 10/30/24(8)	$4,080	$ 4,078,263
0.88%, (SOFR + 0.87%), 11/4/22(2)	10,000	10,037,585
1.246%, (3 mo. USD LIBOR + 1.07%), 12/8/21(2)	4,500	4,526,485
1.678% to 5/15/23, 5/15/24(8)	3,723	3,800,810
Credit Agricole S.A., 1.247% to 1/26/26, 1/26/27(1)(8)	1,968	1,926,140
Danske Bank A/S, 1.171% to 12/8/22, 12/8/23(1)(8)	4,200	4,224,013
Discover Financial Services, 3.85%, 11/21/22	1,706	1,793,565
Goldman Sachs Group, Inc. (The):
0.42%, (SOFR + 0.41%), 1/27/23(2)	8,000	7,998,832
0.59%, (SOFR + 0.58%), 3/8/24(2)	7,903	7,899,628
1.325%, (3 mo. USD LIBOR + 1.11%), 4/26/22(2)	7,901	7,905,558
HAT Holdings I, LLC/HAT Holdings II, LLC, 5.25%, 7/15/24(1)	2,500	2,586,200
JPMorgan Chase & Co., 0.59%, (SOFR + 0.58%), 3/16/24(2)	24,440	24,526,916
Lloyds Banking Group PLC, 1.326% to 6/15/22, 6/15/23(8)	2,380	2,403,522
National Bank of Canada:
0.55% to 11/15/23, 11/15/24(8)	3,752	3,743,921
0.90% to 8/15/22, 8/15/23(8)	2,031	2,040,970
Nationwide Building Society, 0.55%, 1/22/24(1)(7)	3,191	3,175,998
Newmark Group, Inc., 6.125%, 11/15/23	2,500	2,748,883
PNC Bank NA:
0.501%, (3 mo. USD LIBOR + 0.33%), 2/24/23(2)	8,000	8,017,081
0.615%, (3 mo. USD LIBOR + 0.43%), 12/9/22(2)	10,600	10,626,510
Radian Group, Inc.:
4.50%, 10/1/24	2,000	2,085,600
6.625%, 3/15/25	1,000	1,122,330
Royal Bank of Canada, 0.46%, (SOFR + 0.45%), 10/26/23(2)	10,000	10,032,678
Santander UK Group Holdings PLC, 1.532% to 8/21/25, 8/21/26(8)	4,283	4,250,559
Standard Chartered PLC:
1.26%, (SOFR + 1.25%), 10/14/23(1)(2)	5,950	6,016,523
1.383%, (3 mo. USD LIBOR + 1.20%), 9/10/22(1)(2)	8,700	8,736,747
Synovus Bank/Columbus, GA, 2.289% to 2/10/22, 2/10/23(8)	4,078	4,113,633
Toronto-Dominion Bank (The), 0.46%, (SOFR + 0.45%), 9/28/23(2)	8,200	8,236,121
UBS Group AG, 1.008% to 7/30/23, 7/30/24(1)(8)	2,000	2,012,780
UniCredit SpA, 2.569% to 9/22/25, 9/22/26(1)(8)	1,976	1,985,561
		$259,119,543
Government - Multinational — 2.3%
European Bank for Reconstruction & Development, 1.875%, 7/15/21	$5,400	$ 5,425,997
International Bank for Reconstruction & Development, 0.14%, (SOFR + 0.13%), 1/13/23(2)	9,900	9,906,514
Security	Principal Amount (000's omitted)	Value
Government - Multinational (continued)
Nordic Investment Bank, 2.25%, 9/30/21	$4,911	$ 4,962,110
		$ 20,294,621
Industrial — 2.9%
Caterpillar Financial Services Corp.:
0.457%, (3 mo. USD LIBOR + 0.22%), 1/6/22(2)	$7,000	$ 7,008,133
0.65%, 7/7/23	1,354	1,361,158
FedEx Corp., 3.40%, 1/14/22	2,000	2,047,062
Jabil, Inc., 4.70%, 9/15/22	8,073	8,538,484
Otis Worldwide Corp., 0.688%, (3 mo. USD LIBOR + 0.45%), 4/5/23(2)	3,500	3,500,190
Teledyne Technologics, Inc., 0.95%, 4/1/24	3,000	2,989,516
		$ 25,444,543
Technology — 3.1%
Hewlett Packard Enterprise Co., 0.958%, (3 mo. USD LIBOR + 0.72%), 10/5/21(2)	$16,267	$ 16,269,747
Seagate HDD Cayman:
4.25%, 3/1/22	100	102,937
4.875%, 3/1/24	3,000	3,228,135
SK Hynix, Inc., 1.50%, 1/19/26(1)(7)	7,000	6,896,479
		$ 26,497,298
Utilities — 4.0%
Consolidated Edison, Inc., 0.65%, 12/1/23	$2,850	$ 2,846,530
Florida Power & Light Co., 0.599%, (3 mo. USD LIBOR + 0.38%), 7/28/23(2)	5,000	5,000,119
NextEra Energy Capital Holdings, Inc.:
0.452%, (3 mo. USD LIBOR + 0.27%), 2/22/23(2)	6,500	6,501,379
0.55%, (SOFR + 0.54%), 3/1/23(2)	4,014	4,025,202
0.74%, (3 mo. USD LIBOR + 0.55%), 8/28/21(2)	2,175	2,175,669
Southern California Gas Co., 0.534%, (3 mo. USD LIBOR + 0.35%), 9/14/23(2)	11,599	11,600,674
Xcel Energy, Inc., 0.50%, 10/15/23	2,000	1,999,329
		$ 34,148,902
Total Corporate Bonds (identified cost $525,918,208)		$528,571,747

9
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(9)(10)	$1,000	$ 971,170
Total High Social Impact Investments (identified cost $1,000,000)		$ 971,170

Senior Floating-Rate Loans — 1.6%(11)

Borrower/Description	Principal Amount (000's omitted)	Value
Cable and Satellite Television — 0.3%
CSC Holdings, LLC, Term Loan, 2.356%, (1 mo. USD LIBOR + 2.25%), 7/17/25	$2,200	$ 2,173,050
		$ 2,173,050
Electronics/Electrical — 0.2%
SS&C European Holdings S.a.r.l., Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 4/16/25	$813	$ 805,606
SS&C Technologies, Inc., Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 4/16/25	1,088	1,078,888
		$ 1,884,494
Equipment Leasing — 0.1%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$1,301	$ 1,298,576
		$ 1,298,576
Health Care — 0.3%
Select Medical Corp., Term Loan, 3/6/25(12)	$2,200	$ 2,191,750
		$ 2,191,750
Insurance — 0.2%
Asurion, LLC, Term Loan, 11/3/23(12)	$2,025	$ 2,021,361
		$ 2,021,361
Leisure Goods/Activities/Movies — 0.2%
Bombardier Recreational Products, Inc., Term Loan, 2.109%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$1,995	$ 1,976,437
		$ 1,976,437
Telecommunications — 0.3%
CenturyLink, Inc., Term Loan, 2.359%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$2,015	$ 1,994,179
Borrower/Description	Principal Amount (000's omitted)	Value
Telecommunications (continued)
Level 3 Financing, Inc., Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 3/1/27	$400	$ 395,428
		$ 2,389,607
Total Senior Floating-Rate Loans (identified cost $13,942,065)		$ 13,935,275

Sovereign Government Bonds — 0.0%(13)

Security	Principal Amount (000's omitted)	Value
Kreditanstalt fuer Wiederaufbau, 2.00%, 11/30/21	$260	$ 263,187
Total Sovereign Government Bonds (identified cost $263,146)		$ 263,187

U.S. Treasury Obligations — 5.1%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
0.375%, 3/31/22	$12,887	$ 12,925,902
1.125%, 2/28/22	12,815	12,939,323
1.625%, 12/31/21	18,295	18,509,348
Total U.S. Treasury Obligations (identified cost $44,369,909)		$ 44,374,573

10
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 6.9%
Other — 6.8%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(14)	58,485,981	$ 58,491,830
Total Other (identified cost $58,491,830)		$ 58,491,830
Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(15)	731,628	$ 731,628
Total Securities Lending Collateral (identified cost $731,628)		$ 731,628
Total Short-Term Investments (identified cost $59,223,458)		$ 59,223,458
Total Investments — 104.5% (identified cost $902,605,830)		$904,180,803
Other Assets, Less Liabilities — (4.5)%		$ (38,524,331)
Net Assets — 100.0%		$865,656,472

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2021, the aggregate value of these securities is $299,302,120 or 34.6% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2021.
(3)	Step coupon security. Interest rate represents the rate in effect at March 31, 2021.
(4)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021 (see Note 9).
(5)	When-issued, variable rate security whose interest rate will be determined after March 31, 2021.
(6)	When-issued security.
(7)	All or a portion of this security was on loan at March 31, 2021. The aggregate market value of securities on loan at March 31, 2021 was $3,858,551.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	May be deemed to be an affiliated company (see Note 9).
(10)	Restricted security. Total market value of restricted securities amounts to $971,170, which represents 0.1% of the net assets of the Fund as of March 31, 2021.
(11)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(12)	This Senior Loan will settle after March 31, 2021, at which time the interest rate will be determined.
(13)	Amount is less than 0.05%.
(14)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
March 31, 2021.
(15)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	(192)	Short	6/30/21	$(42,379,500)	$ (6,321)
U.S. 5-Year Treasury Note	(104)	Short	6/30/21	(12,833,438)	155,821
U.S. Ultra 10-Year Treasury Note	(45)	Short	6/21/21	(6,465,937)	227,481
					$376,981
11
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$1,000,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
USD	– United States Dollar
12
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2021
Statement of Assets and Liabilities (Unaudited)

March 31, 2021
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $816,155,373) - including $3,858,551 of securities on loan	$ 817,919,089
Investments in securities of affiliated issuers, at value (identified cost $86,450,457)	86,261,714
Receivable for variation margin on open futures contracts	47,295
Deposits at broker for futures contracts	260,650
Receivable for investments sold	7,304,778
Receivable for capital shares sold	3,363,148
Dividends and interest receivable	1,834,612
Dividends and interest receivable - affiliated	22,728
Securities lending income receivable	89
Receivable from affiliate	4,342
Trustees' deferred compensation plan	807,614
Total assets	$917,826,059
Liabilities
Due to custodian	$ 2,345,712
Payable for investments purchased	38,121,919
Payable for when-issued securities	8,572,000
Payable for capital shares redeemed	856,629
Distributions payable	98,010
Deposits for securities loaned	731,628
Payable to affiliates:
Investment advisory fee	189,932
Administrative fee	87,661
Distribution and service fees	65,597
Sub-transfer agency fee	26,737
Trustees' deferred compensation plan	807,614
Accrued expenses	266,148
Total liabilities	$ 52,169,587
Net Assets	$865,656,472
Sources of Net Assets
Paid-in capital	$ 879,197,342
Accumulated loss	(13,540,870)
Total	$865,656,472
Class A Shares
Net Assets	$ 309,755,083
Shares Outstanding	31,184,244
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.93
Class I Shares
Net Assets	$ 517,517,901
Shares Outstanding	52,091,378
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.93
13
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2021
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2021
Class R6 Shares
Net Assets	$38,383,488
Shares Outstanding	3,866,418
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.93
14
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2021
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2021
Investment Income
Dividend income - affiliated issuers	$ 20,080
Interest and other income	6,025,878
Interest income - affiliated issuers	30,045
Securities lending income, net	2,333
Total investment income	$ 6,078,336
Expenses
Investment advisory fee	$ 1,070,992
Administrative fee	494,304
Distribution and service fees:
Class A	375,404
Trustees' fees and expenses	18,602
Custodian fees	7,814
Transfer agency fees and expenses	285,540
Accounting fees	92,585
Professional fees	31,816
Registration fees	44,792
Reports to shareholders	21,330
Miscellaneous	20,236
Total expenses	$ 2,463,415
Waiver and/or reimbursement of expenses by affiliate	$ (158,648)
Net expenses	$ 2,304,767
Net investment income	$ 3,773,569
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (1,470,794)
Investment securities - affiliated issuers	31,144
Futures contracts	653,965
Net realized loss	$ (785,685)
Change in unrealized appreciation (depreciation):
Investment securities	$ 6,789,957
Investment securities - affiliated issuers	(74,815)
Futures contracts	388,566
Net change in unrealized appreciation (depreciation)	$ 7,103,708
Net realized and unrealized gain	$ 6,318,023
Net increase in net assets from operations	$10,091,592
15
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2021
Statements of Changes in Net Assets

	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 3,773,569	$ 15,200,069
Net realized loss	(785,685)	(11,212,784)
Net change in unrealized appreciation (depreciation)	7,103,708	(6,159,293)
Net increase (decrease) in net assets from operations	$ 10,091,592	$ (2,172,008)
Distributions to shareholders:
Class A	$ (1,331,256)	$ (4,884,021)
Class I	(2,763,793)	(10,226,978)
Class R6	(213,029)	(937,447)
Total distributions to shareholders	$ (4,308,078)	$ (16,048,446)
Capital share transactions:
Class A	$ 10,844,867	$ (10,354,612)
Class I	23,311,459	(73,594,016)
Class R6	3,188,982	(13,997,987)
Net increase (decrease) in net assets from capital share transactions	$ 37,345,308	$ (97,946,615)
Net increase (decrease) in net assets	$ 43,128,822	$(116,167,069)
Net Assets
At beginning of period	$ 822,527,650	$ 938,694,719
At end of period	$865,656,472	$ 822,527,650
16
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2021
Financial Highlights

	Class A
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018 (1)	2017 (1)	2016 (1)
Net asset value — Beginning of period	$ 9.86	$ 9.98	$ 9.99	$ 10.01	$ 9.99	$ 9.92
Income (Loss) From Operations
Net investment income(2)	$ 0.04	$ 0.15	$ 0.24	$ 0.17	$ 0.12	$ 0.10(3)
Net realized and unrealized gain (loss)	0.07	(0.12)	— (4)	(0.01)	0.02	0.07
Total income from operations	$ 0.11	$ 0.03	$ 0.24	$ 0.16	$ 0.14	$ 0.17
Less Distributions
From net investment income	$ (0.04)	$ (0.15)	$ (0.25)	$ (0.18)	$ (0.12)	$ (0.10)
From net realized gain	—	—	—	— (5)	—	—
Total distributions	$ (0.04)	$ (0.15)	$ (0.25)	$ (0.18)	$ (0.12)	$ (0.10)
Net asset value — End of period	$ 9.93	$ 9.86	$ 9.98	$ 9.99	$ 10.01	$ 9.99
Total Return(6)	1.16% (7)	0.35%	2.46%	1.65%	1.42%	1.68%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$309,755	$296,786	$311,980	$378,257	$440,440	$408,788
Ratios (as a percentage of average daily net assets):(8)
Total expenses	0.76% (9)	0.76%	0.79%	0.77%	0.82%	0.91%
Net expenses	0.72% (9)	0.72%	0.74%	0.77%	0.79%	0.88%
Net investment income	0.76% (9)	1.48%	2.44%	1.73%	1.18%	1.01% (3)
Portfolio Turnover	54% (7)(10)	128% (10)	85%	105%	107%	64%

(1)	Per share data reflects a 1.5615-for-1 share split effective June 15, 2018.
(2)	Computed using average shares outstanding.
(3)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to less than $0.002 per share and less than 0.02% of average net assets.
(4)	Amount is less than $0.005.
(5)	Amount is less than $(0.005).
(6)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(7)	Not annualized.
(8)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(9)	Annualized.
(10)	Includes the effect of To Be Announced (TBA) transactions.
17
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2021
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018 (1)	2017 (1)	2016 (1)
Net asset value — Beginning of period	$ 9.86	$ 9.98	$ 9.99	$ 10.01	$ 9.98	$ 9.92
Income (Loss) From Operations
Net investment income(2)	$ 0.05	$ 0.17	$ 0.27	$ 0.21	$ 0.15	$ 0.14(3)
Net realized and unrealized gain (loss)	0.08	(0.11)	— (4)	(0.03)	0.03	0.06
Total income from operations	$ 0.13	$ 0.06	$ 0.27	$ 0.18	$ 0.18	$ 0.20
Less Distributions
From net investment income	$ (0.06)	$ (0.18)	$ (0.28)	$ (0.20)	$ (0.15)	$ (0.14)
From net realized gain	—	—	—	— (5)	—	—
Total distributions	$ (0.06)	$ (0.18)	$ (0.28)	$ (0.20)	$ (0.15)	$ (0.14)
Net asset value — End of period	$ 9.93	$ 9.86	$ 9.98	$ 9.99	$ 10.01	$ 9.98
Total Return(6)	1.28% (7)	0.60%	2.75%	1.89%	1.75%	2.09%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$517,518	$490,798	$576,065	$540,507	$96,906	$38,609
Ratios (as a percentage of average daily net assets):(8)
Total expenses	0.51% (9)	0.51%	0.54%	0.53%	0.48%	0.55%
Net expenses	0.47% (9)	0.47%	0.48%	0.50%	0.46%	0.50%
Net investment income	1.00% (9)	1.75%	2.70%	2.10%	1.51%	1.43% (3)
Portfolio Turnover	54% (7)(10)	128% (10)	85%	105%	107%	64%

(1)	Per share data reflects a 1.5625-for-1 share split effective June 15, 2018.
(2)	Computed using average shares outstanding.
(3)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to less than $0.003 per share and less than 0.02% of average net assets.
(4)	Amount is less than $0.005.
(5)	Amount is less than $(0.005).
(6)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(7)	Not annualized.
(8)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(9)	Annualized.
(10)	Includes the effect of To Be Announced (TBA) transactions.
18
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2021
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,		Period Ended September 30,
		2020	2019	2018 (1)(2)
Net asset value — Beginning of period	$ 9.86	$ 9.98	$ 9.99	$ 10.01
Income (Loss) From Operations
Net investment income(3)	$ 0.05	$ 0.18	$ 0.27	$ 0.21
Net realized and unrealized gain (loss)	0.08	(0.12)	— (4)	(0.02)
Total income from operations	$ 0.13	$ 0.06	$ 0.27	$ 0.19
Less Distributions
From net investment income	$ (0.06)	$ (0.18)	$ (0.28)	$ (0.21)
From net realized gain	—	—	—	— (5)
Total distributions	$ (0.06)	$ (0.18)	$ (0.28)	$ (0.21)
Net asset value — End of period	$ 9.93	$ 9.86	$ 9.98	$ 9.99
Total Return(6)	1.30% (7)	0.64%	2.76%	1.90% (7)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$38,383	$34,944	$50,650	$17,570
Ratios (as a percentage of average daily net assets):(8)
Total expenses	0.47% (9)	0.47%	0.50%	0.48% (9)
Net expenses	0.43% (9)	0.43%	0.44%	0.48% (9)
Net investment income	1.05% (9)	1.85%	2.72%	2.07% (9)
Portfolio Turnover	54% (7)(10)	128% (10)	85%	105% (11)

(1)	Per share data reflects a 1.5629-for-1 share split on June 15, 2018.
(2)	For the period from the commencement of operations, October 3, 2017, to September 30, 2018.
(3)	Computed using average shares outstanding.
(4)	Amount is less than $0.005.
(5)	Amount is less than $(0.005).
(6)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(7)	Not annualized.
(8)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(9)	Annualized.
(10)	Includes the effect of To Be Announced (TBA) transactions.
(11)	For the year ended September 30, 2018.
19
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2021
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Ultra-Short Duration Income Fund (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities. The Fund invests primarily in investment grade, U.S. dollar denominated debt securities.
The Fund offers three classes of shares. Class A shares are sold at net asset value and are not subject to a sales charge. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public
20

Calvert
Ultra-Short Duration Income Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 160,748,682	$ —	$ 160,748,682
Collateralized Mortgage Obligations	—	62,782,742	—	62,782,742
Commercial Mortgage-Backed Securities	—	33,309,969	—	33,309,969
Corporate Bonds	—	528,571,747	—	528,571,747
High Social Impact Investments	—	971,170	—	971,170
Senior Floating-Rate Loans	—	13,935,275	—	13,935,275
Sovereign Government Bonds	—	263,187	—	263,187
U.S. Treasury Obligations	—	44,374,573	—	44,374,573
Short-Term Investments:
Other	—	58,491,830	—	58,491,830
Securities Lending Collateral	731,628	—	—	731,628
Total Investments	$ 731,628	$903,449,175	$ —	$904,180,803
Futures Contracts	$ 383,302	$ —	$ —	$ 383,302
Total	$1,114,930	$903,449,175	$ —	$904,564,105
Liability Description
Futures Contracts	$ (6,321)	$ —	$ —	$ (6,321)
Total	$ (6,321)	$ —	$ —	$ (6,321)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign interest, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce
21

Calvert
Ultra-Short Duration Income Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
E  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
F  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
G  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
H  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
K  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase or sell securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. A forward purchase or sale commitment may be closed by entering into an offsetting commitment or delivery of securities. The Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
L  Interim Financial Statements— The interim financial statements relating to March 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
22

Calvert
Ultra-Short Duration Income Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

2  Related Party Transactions
The investment advisory fee is earned by CRM as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and CRM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the "New Agreement") with CRM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund's investment advisory agreement with CRM in effect prior to March 1, 2021), the fee is computed at the following annual rates of the Fund’s average daily net assets: 0.26% on the first $1 billion and 0.25% on the excess of $1 billion and is payable monthly. For the six months ended March 31, 2021, the investment advisory fee amounted to $1,070,992 or 0.26% (annualized) of the Fund’s average daily net assets. The Fund may invest its cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.72%, 0.47% and 0.43% for Class A, Class I and Class R6, respectively, of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2022. For the six months ended March 31, 2021, CRM waived or reimbursed expenses of $158,648.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2021, CRM was paid administrative fees of $494,304.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2021 amounted to $375,404 for Class A shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2021, sub-transfer agency fees and expenses incurred to EVM amounted to $54,164 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 ($20,000 prior to January 1, 2021) annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM. Prior to December 31, 2020, an Advisory Council aided the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The Advisory Council consisted of CRM’s Chief Executive Officer and three additional members. For the year ended December 31, 2020, each member (other than CRM’s Chief Executive Officer) was compensated $20,000 for their service on the Advisory Council. Such compensation, and any other compensation and/or expenses incurred by the Advisory Council as may be approved by the Board, was borne by the Calvert funds. For the six months ended March 31, 2021, the Fund’s allocated portion of the Advisory Council compensation and fees was $561, which is included in miscellaneous expense on the Statement of Operations.
3  Investment Activity
During the six months ended March 31, 2021, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities, paydowns principal repayments on senior floating-rate loans, were $346,398,803 and $291,956,960, respectively. Purchases and sales of U.S. government and agency securities, including paydowns and TBA transactions, were $91,707,292 and $119,195,544, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2020, the Fund, for federal income tax purposes, had deferred capital losses of $13,355,926 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2020, $8,975,688 are short-term and $4,380,238 are long-term.
23

Calvert
Ultra-Short Duration Income Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2021, as determined on a federal income tax basis, were as follows:
Aggregate cost	$903,409,825
Gross unrealized appreciation	$ 3,081,233
Gross unrealized depreciation	(1,933,274)
Net unrealized appreciation	$ 1,147,959
5  Financial Instruments
A summary of futures contracts outstanding at March 31, 2021 is included in the Schedule of Investments. During the six months ended March 31, 2021, the Fund used futures contracts to hedge interest rate risk and to manage duration.
At March 31, 2021, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Accumulated loss	$383,302 (1)	$(6,321) (1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2021 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ 653,965	$ 388,566
The average notional cost of futures contracts (short) outstanding during the six months ended March 31, 2021 was approximately $30,158,000.
6  Overdraft Advances
Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Fund's assets to the extent of any overdraft. At March 31, 2021, the Fund had a payment due to SSBT pursuant to the foregoing arrangement of $2,345,712. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at March 31, 2021. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2021. The Fund’s average overdraft advances during the six months ended March 31, 2021 were not significant.
24

Calvert
Ultra-Short Duration Income Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with SSBT, the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2021, the total value of securities on loan, including accrued interest, was $3,864,321 and the total value of collateral received was $3,954,933, comprised of cash of $731,628 and U.S. government and/or agencies securities of $3,223,305.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2021.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$731,628	$ —	$ —	$ —	$731,628
The carrying amount of the liability for deposits for securities loaned at March 31, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2021.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended March 31, 2021.
9  Affiliated Issuers and Funds
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. CRM’s President and Chief Executive Officer (and the only director/trustee on the Fund Board that is an “interested person” of the Fund) serves on the CIC Board. In addition, another director/trustee on the Fund Board serves as a director emeritus on the CIC Board.
25

Calvert
Ultra-Short Duration Income Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

In addition to the Notes, the Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At March 31, 2021, the value of the Fund's investment in the Notes and affiliated issuers and funds was $86,261,714, which represents 10.0% of the Fund's net assets. Transactions in the Notes and affiliated issuers and funds by the Fund for the six months ended March 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 0.806%, (1 mo. USD LIBOR +0.70%), 11/15/34(1)	$ —	$ 4,003,125	$ —	$ —	$ (1,140)	$ 8,957,530	$ 4,970	$ 8,950,000
Morgan Stanley Capital I Trust, Series 2017-CLS, Class B, 0.956%, (1 mo. USD LIBOR + 0.85%), 11/15/34(1)	—	1,666,041	—	—	(1,901)	11,700,353	8,628	11,690,000
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 1.506%, (1 mo. USD LIBOR+ 1.40%), 5/15/36(1)	—	—	—	—	4,511	6,140,831	8,241	6,308,000
Corporate Bonds
Morgan Stanley, 0.71%, (SOFR + 0.70%), 1/20/23(1)	—	—	(10,043,145)	31,144	(47,455)	—	3,789	—
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(2)	—	1,000,000	—	—	(28,830)	971,170	4,417	1,000,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	17,839,076	328,036,577	(287,383,823)	—	—	58,491,830	20,080	58,485,981
Totals				$31,144	$ (74,815)	$86,261,714	$50,125

(1)	May be deemed to be an affiliated issuer as of March 1, 2021 (see Note 2).
(2)	Restricted security.
10  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares for the six months ended March 31, 2021 and the year ended September 30, 2020 were as follows:
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	5,609,273	$ 55,648,675	10,714,225	$ 106,180,895
Reinvestment of distributions	126,540	1,255,306	460,481	4,544,741
Shares redeemed	(4,644,789)	(46,059,114)	(12,335,555)	(121,080,248)
Net increase (decrease)	1,091,024	$ 10,844,867	(1,160,849)	$ (10,354,612)
Class I
Shares sold	17,123,955	$ 169,997,108	32,649,370	$ 322,908,702
Reinvestment of distributions	224,724	2,229,283	865,184	8,541,722
Shares redeemed	(15,013,008)	(148,914,932)	(41,457,091)	(405,044,440)
Net increase (decrease)	2,335,671	$ 23,311,459	(7,942,537)	$ (73,594,016)
26

Calvert
Ultra-Short Duration Income Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class R6
Shares sold	597,214	$ 5,920,199	7,606,337	$ 75,092,593
Reinvestment of distributions	21,470	212,847	94,994	937,128
Shares redeemed	(297,449)	(2,944,064)	(9,232,586)	(90,027,708)
Net increase (decrease)	321,235	$ 3,188,982	(1,531,255)	$ (13,997,987)
11  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
27

Calvert
Ultra-Short Duration Income Fund
March 31, 2021
Joint Special Meeting of Shareholders (Unaudited)

Calvert Ultra-Short Duration Income Fund (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Calvert funds on February 19, 2021 in order to approve a new investment advisory agreement with Calvert Research and Management to serve as the Fund’s investment adviser (the “Proposal”). The shareholder meeting results are as follows:
Number of Shares(1)
For	Against	Abstain (2)	Broker Non-Votes(2)
45,627,647.073	407,887.909	2,062,484.251	0
(1) Fractional shares were voted proportionately.
(2) Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.
28

Calvert
Ultra-Short Duration Income Fund
March 31, 2021
Board of Trustees' Contract Approval

Overview of the Board Evaluation Process
Even though the following description of the Board’s consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Calvert Ultra-Short Duration Income Fund.
Fund	Investment Adviser	Investment Sub-Adviser
Calvert Ultra-Short Duration Income Fund	Calvert Research and Management	None
Following the public announcement of Morgan Stanley’s planned acquisition of Eaton Vance Corp. (“EVC”) and its affiliates (the “Transaction”), the Board members who are not “interested persons” (as defined in the 1940 Act) of the Funds or CRM (the “Independent Board Members”), met on October 8, 2020 with their independent legal counsel. During that meeting, the Independent Board Members preliminarily discussed the Transaction and the implications of the Transaction on the Funds and CRM. At the request of the Independent Board Members, their counsel discussed the various actions that they and the Funds’ shareholders would be asked to take in connection with the Transaction, including requesting information from CRM and Morgan Stanley concerning the Transaction and its implications for the Funds.
On October 14, 2020, during a telephonic meeting of the Boards, senior representatives of CRM provided an overview of the Transaction and Morgan Stanley to the Independent Board Members and their counsel. The senior representatives of CRM also discussed the anticipated benefits of the Transaction to CRM and the Funds. They also indicated that they expected that the operations of CRM and the Funds would be maintained substantially in their current forms after the Closing of the Transaction.
In connection with the proposed Transaction, the Independent Board Members, assisted by their independent legal counsel, requested extensive information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Request for Information”).
On November 18, 2020, during a telephonic meeting of the Boards, senior representatives of CRM discussed certain matters related to the Transaction with the Independent Board Members and their counsel. The senior representatives of CRM indicated that CRM and Morgan Stanley were in the process of preparing a response to the Request for Information and that senior representatives of CRM and Morgan Stanley would be prepared to discuss their response and any other matters related to the Transaction with the Independent Board Members at the Boards’ December 8, 2020 meeting.
On December 1, 2020, during a video conference meeting, the Independent Board Members reviewed CRM’s and Morgan Stanley’s response to the Request for Information (the “Response”) and discussed the information contained in the Response amongst themselves and with their counsel. During that meeting, the Independent Board Members received advice from their independent legal counsel regarding their responsibilities in evaluating the possible Transaction and new investment advisory agreements and new investment sub-advisory agreements (the “New Agreements”). Following that meeting, the Independent Board Members, assisted by their counsel, requested additional information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Supplemental Request for Information”).
In connection with the proposed Transaction and their consideration of the New Agreements, the Board members, including all of the Independent Board Members, met with senior representatives of EVC, CRM and Morgan Stanley at a meeting held on December 8, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders and any remaining matters concerning the Response and CRM’s and Morgan Stanley’s response to the Supplemental Request for Information. During the meeting, senior representatives of Morgan Stanley made presentations to, and responded to questions from, the Board members. After the presentations and discussions with senior representatives of EVC, CRM and Morgan Stanley, the Independent Board Members met in executive session with their counsel to consider the Transaction, the New Agreements and related matters.
Each Board’s evaluation of the New Agreements included consideration of the information provided specifically in regard to the New Agreements as well as, where relevant, information that previously had been provided to the Board in connection with the most recent annual contract renewal of the Funds’ current contractual arrangements at a meeting held on March 4, 2020.
In the course of its deliberations regarding the New Agreements, the Board members considered the following factors, among others: the nature, extent and quality of the services to be provided by CRM, its affiliates and the Sub-Advisers, including the personnel who would be providing such services; Morgan Stanley’s financial condition; the proposed advisory and sub-advisory fees; comparative fee and expense information for the Funds and for comparable funds managed by CRM and its affiliates; the anticipated profitability of the Funds to CRM and its affiliates; the direct and indirect benefits, if any, to be derived by Morgan Stanley, CRM, and their affiliates from their relationship with the Funds; the effect of each Fund’s projected growth and size on each Fund’s performance and expenses; and CRM’s and the Sub-Advisers’ compliance programs.
In considering the nature, extent, and quality of the services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Agreements, the Board members took into account information relating to CRM’s and the Sub-Advisers’ operations and personnel, including, among other information, biographical information on their investment, supervisory, and professional staff, as applicable, and descriptions of their organizational and management structure. The Board members considered the investment strategies used in managing the Funds and the performance of other funds managed by the investment teams at CRM and its affiliates that would be managing the Funds. The Board members also took into account, as applicable, CRM’s and the Sub-Advisers’ proposed staffing and overall resources. CRM’s administrative capabilities were also considered. The Board members concluded that they were satisfied with the nature, extent and quality of services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Advisory Agreements.
29

Calvert
Ultra-Short Duration Income Fund
March 31, 2021
Board of Trustees' Contract Approval — continued

In considering the management style and investment strategies that CRM and the Sub-Advisers, as applicable, proposed to use in managing the Funds, the Board members took into consideration certain comparative performance information for the Funds prepared by an independent data provider. The Board members also considered information regarding the financial condition of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry. The Board members took into account that the Funds’ investment objectives, investment strategies and portfolio managers were not expected to change after the Closing of the Transaction. Based upon their review, the Board members concluded that CRM and the Sub-Advisers, as applicable, are qualified to manage each Fund’s assets in accordance with the Funds’ investment objectives and investment strategies and that the investment strategies continued to be appropriate for pursuing each Fund’s investment objective(s).
In considering each Fund’s proposed fees and estimated expenses, the Board members considered certain comparative fee and expense data prepared by an independent data provider. The Board members also took into account that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members further took into account that no changes in the Funds’ current expense limitations were being proposed in connection with the Transaction. Based upon their review, the Board members concluded that the proposed advisory and sub-advisory fees were reasonable in view of the quality of services to be received by the Funds from CRM and the Sub-Advisers, as applicable.
In reviewing the anticipated profitability of the advisory fees to CRM and its affiliates, the Board members considered the fact that affiliates of CRM would be providing shareholder servicing, administrative, distribution, and sub-advisory services to the Funds for which they would receive compensation. The Board also took into account whether CRM had the financial wherewithal to provide services to the Funds. The Board also considered that CRM and Morgan Stanley would likely derive benefits to their reputations and other indirect benefits from their relationship with the Funds. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the anticipated profitability of the Funds to the Sub-Advisers was not a material factor in the Board’s deliberations concerning the entering into of the New Agreements. Based upon its review, the Board concluded that CRM’s and its affiliates’ anticipated level of profitability from their relationship with the Funds was reasonable.
The Board members considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board members took into account management’s discussion of the Funds’ proposed advisory and sub-advisory fees, noting that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members also noted that the advisory and sub-advisory fee schedules for certain Funds will contain one or more breakpoints that will reduce the respective advisory and sub-advisory fee rates on assets above specified levels as the applicable Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Funds that did not currently have such breakpoints in their advisory and sub-advisory fee schedules. The Board members determined that adding breakpoints at specified levels to the advisory and sub-advisory fee schedules of the Funds that did not currently have breakpoints would not be appropriate at this time. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the Board did not consider the potential economies of scale from the Sub-Advisers’ management of the Funds to be a material factor in the Board’s deliberations concerning the entering into of the New Agreements. The Board members noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.
In considering the approval of the New Agreements, the Board members also considered the following matters:
i. their belief that the Transaction will benefit the Funds;
ii. CRM’s and the Sub-Advisers’ intentions to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies, which, where applicable, includes continuing to manage the Fund pursuant to responsible investment criteria as described in the Fund’s prospectus;
iii. the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;
iv. Morgan Stanley’s commitment to maintain the investment autonomy of CRM;
v. Morgan Stanley’s and CRM’s commitment to maintaining the nature, quality and extent of services provided to the Funds by CRM and its affiliates following the Closing of the Transaction;
vi. Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;
vii. confirmation that the current senior management team at CRM has indicated its strong support of the Transaction; and
viii. a commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction.
In approving the New Agreements, the Board members did not identify any single factor as controlling, and each Board member may have attributed different weight to various factors.
The Board members reached the following conclusions regarding the New Agreements, among others: (a) CRM and the Sub-Advisers have demonstrated that they possess the capability and resources to perform the duties required of them under the New Agreements; (b) CRM and the Sub-Advisers are qualified to manage the applicable Fund’s assets in accordance with such Fund’s investment objective(s) and investment strategies; (c) CRM’s and the
30

Calvert
Ultra-Short Duration Income Fund
March 31, 2021
Board of Trustees' Contract Approval — continued

Sub-Advisers’ proposed investment strategies are appropriate for pursuing the applicable Fund’s investment objective(s); and (d) the proposed advisory and sub-advisory fees are reasonable in view of the quality of the services to be received by each Fund from CRM and the Sub-Advisers, as applicable. Based upon the foregoing considerations, at the meeting of the Board held on December 8, 2020, the Board members, including all of the Independent Board Members, unanimously approved the New Agreements and determined to recommend their approval to the shareholders of the Funds. In voting its approval of the New Agreements at the meeting, the Board relied on an order issued by the SEC in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.
31

Calvert
Ultra-Short Duration Income Fund
March 31, 2021
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Trustee and President
32

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

33

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
34

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
35

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24184     3.31.21

Item 2.	Code of Ethics.

Not required in this filing.

Item 3.	Audit Committee Financial Expert.

Not required in this filing.

Item 4.	Principal Accountant Fees and Services.

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11.	Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits.

(a)(1)	Registrant’s Code of Ethics- Not applicable (please see Item 2)

(a)(2)(i)	President’s Section 302 certification.

(a)(2)(ii)	Treasurer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Calvert Fund

By:	/s/ John H. Streur
John H. Streur
President

Date: May 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur
President

Date: May 21, 2021

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: May 21, 2021